Item 1. Schedule of Investments


 T. Rowe Price Equity Index 500 Fund
 (Unaudited)                                         September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  98.3%
 CONSUMER DISCRETIONARY  10.9%
 Auto Components  0.2%
 Cooper Tire                                           29,673        599

 Dana                                                  58,303        1,031

 Delphi                                                226,958       2,108

 Goodyear Tire & Rubber *ss.                           70,770        760

 Johnson Controls                                      76,594        4,351

 Visteon ss.                                           49,650        397

                                                                     9,246

 Automobiles  0.6%
 Ford Motor                                            733,267       10,302

 GM ss.                                                226,485       9,621

 Harley-Davidson                                       119,186       7,085

                                                                     27,008

 Distributors  0.1%
 Genuine Parts                                         70,320        2,699

                                                                     2,699

 Hotels, Restaurants & Leisure  1.4%
 Carnival                                              254,293       12,026

 Darden Restaurants                                    65,397        1,525

 Harrah's Entertainment                                45,771        2,425

 Hilton                                                152,846       2,880

 International Game Technology                         140,624       5,055

 Marriott, Class A                                     91,172        4,737

 McDonald's                                            507,779       14,233

 Starbucks *                                           160,371       7,290

 Starwood Hotels & Resorts Worldwide, Class B          83,707        3,886

 Wendy's                                               45,585        1,532

 Yum! Brands                                           117,267       4,768

                                                                     60,357

 Household Durables  0.5%
 Black & Decker                                        31,964        2,475

 Centex                                                49,036        2,474

 Fortune Brands                                        58,744        4,352

 KB Home                                               18,834        1,591

 Leggett & Platt                                       78,246        2,199

 Maytag ss.                                            31,979        587

 Newell Rubbermaid                                     111,778       2,240

 Pulte                                                 50,978        3,129

 Snap-On ss.                                           24,050        663

 Stanley Works                                         33,587        1,429

 Whirlpool                                             27,253        1,638

                                                                     22,777

 Internet & Catalog Retail  0.6%
 eBay *                                                266,552       24,507

                                                                     24,507

 Leisure Equipment & Products  0.2%
 Brunswick                                             38,217        1,749

 Eastman Kodak ss.                                     116,372       3,749

 Hasbro                                                69,249        1,302

 Mattel                                                169,459       3,072

                                                                     9,872

 Media  3.4%
 Clear Channel Communications                          242,202       7,550

 Comcast, Class A *                                    903,682       25,520

 Disney                                                826,363       18,635

 Dow Jones ss.                                         33,013        1,341

 Gannett                                               109,252       9,151

 Interpublic Group *                                   165,755       1,755

 Knight-Ridder                                         31,675        2,073

 McGraw-Hill                                           76,200        6,072

 Meredith                                              19,814        1,018

 New York Times, Class A                               60,368        2,360

 Omnicom ss.                                           76,337        5,577

 Time Warner *                                         1,844,574     29,771

 Tribune                                               131,327       5,404

 Univision Communications, Class A *                   130,643       4,130

 Viacom, Class B                                       698,431       23,439

                                                                     143,796

 Multiline Retail  1.1%
 Big Lots *ss.                                         49,320        603

 Dillards, Class A                                     33,367        659

 Dollar General                                        131,633       2,652

 Family Dollar Stores                                  68,557        1,858

 Federated Department Stores                           72,873        3,311

 J.C. Penney                                           116,371       4,106

 Kohl's *                                              137,500       6,626

 May Department Stores                                 116,631       2,989

 Nordstrom                                             55,414        2,119

 Sears ss.                                             86,522        3,448

 Target                                                368,341       16,667

                                                                     45,038

 Specialty Retail  2.4%
 Autonation *                                          108,100       1,846

 AutoZone *                                            34,095        2,634

 Bed Bath & Beyond *                                   121,057       4,493

 Best Buy                                              130,623       7,085

 Boise Cascade                                         36,308        1,208

 Circuit City                                          79,387        1,218

 GAP                                                   363,519       6,798

 Home Depot                                            890,223       34,897

 Lowes                                                 316,201       17,186

 Office Depot *                                        125,907       1,892

 RadioShack                                            65,377        1,872

 Sherwin-Williams                                      57,649        2,534

 Staples                                               199,362       5,945

 The Limited                                           190,391       4,244

 Tiffany                                               59,409        1,826

 TJX                                                   198,289       4,370

 Toys "R" Us *                                         84,778        1,504

                                                                     101,552

 Textiles, Apparel, & Luxury Goods  0.4%
 Coach *                                               75,100        3,186

 Jones Apparel Group                                   50,612        1,812

 Liz Claiborne                                         45,327        1,710

 Nike, Class B                                         106,435       8,387

 Reebok                                                23,830        875

 V. F.                                                 44,047        2,178

                                                                     18,148

 Total Consumer Discretionary                                        465,000

 CONSUMER STAPLES  10.5%
 Beverages  2.3%
 Anheuser-Busch                                        323,975       16,182

 Brown-Forman, Class B                                 48,422        2,218

 Coca-Cola                                             981,091       39,293

 Coca-Cola Enterprises                                 190,665       3,603

 Coors, Class B ss.                                    15,459        1,050

 Pepsi Bottling Group                                  103,861       2,820

 PepsiCo                                               685,277       33,339

                                                                     98,505

 Food & Staples Retailing  3.3%
 Albertsons ss.                                        149,425       3,576

 Costco Wholesale                                      184,468       7,667

 CVS                                                   161,201       6,791

 Kroger *                                              297,987       4,625

 Safeway *                                             179,544       3,467

 Supervalu                                             55,373        1,526

 Sysco                                                 258,392       7,731

 Wal-Mart                                              1,712,559     91,108

 Walgreen                                              413,569       14,818

 Winn-Dixie ss.                                        54,486        168

                                                                     141,477

 Food Products  1.3%
 Archer-Daniels-Midland                                263,535       4,475

 Campbell Soup                                         166,718       4,383

 ConAgra                                               213,634       5,492

 General Mills                                         151,794       6,816

 Heinz                                                 142,198       5,122

 Hershey Foods                                         102,054       4,767

 Kellogg                                               165,599       7,064

 McCormick                                             55,500        1,906

 Sara Lee                                              318,450       7,280

 Wrigley                                               90,104        5,704

                                                                     53,009

 Household Products  1.9%
 Clorox                                                84,923        4,526

 Colgate-Palmolive                                     214,205       9,678

 Kimberly-Clark                                        202,200       13,060

 Procter & Gamble                                      1,025,140     55,481

                                                                     82,745

 Personal Products  0.6%
 Alberto Culver, Class B                               36,141        1,571

 Avon                                                  189,706       8,286

 Gillette                                              402,604       16,805

                                                                     26,662

 Tobacco  1.1%
 Altria Group                                          827,971       38,948

 Reynolds American ss.                                 60,300        4,103

 UST                                                   66,543        2,679

                                                                     45,730

 Total Consumer Staples                                              448,128

 ENERGY  7.2%
 Energy Equipment & Services  1.0%
 Baker Hughes                                          133,998       5,858

 BJ Services                                           64,167        3,363

 Halliburton                                           177,044       5,965

 Nabors Industries *                                   59,176        2,802

 Noble Drilling *                                      54,300        2,441

 Rowan *                                               41,460        1,095

 Schlumberger                                          238,256       16,037

 Transocean *                                          128,743       4,606

                                                                     42,167

 Oil & Gas  6.2%
 Amerada Hess ss.                                      36,605        3,258

 Anadarko Petroleum                                    101,744       6,752

 Apache                                                131,576       6,593

 Ashland                                               28,286        1,586

 Burlington Resources                                  160,582       6,552

 ChevronTexaco                                         862,036       46,240

 ConocoPhillips                                        277,802       23,016

 Devon Energy                                          96,451        6,849

 El Paso Corporation ss.                               260,425       2,393

 EOG Resources                                         47,526        3,130

 ExxonMobil                                            2,628,507     127,036

 Kerr-McGee                                            60,143        3,443

 Kinder Morgan                                         49,762        3,126

 Marathon Oil                                          139,498       5,758

 Occidental Petroleum                                  157,172       8,791

 Sunoco ss.                                            30,718        2,272

 Unocal                                                105,636       4,542

 Valero Energy                                         52,200        4,187

 Williams Companies                                    211,698       2,562

                                                                     268,086

 Total Energy                                                        310,253

 FINANCIALS  20.4%
 Capital Markets  2.6%
 Bank of New York                                      312,698       9,121

 Bear Stearns                                          42,552        4,092

 Charles Schwab                                        546,446       5,022

 E*TRADE Financial *                                   145,100       1,657

 Federated Investors, Class B                          44,600        1,268

 Franklin Resources                                    100,332       5,595

 Goldman Sachs                                         195,925       18,268

 Janus Capital Group                                   95,397        1,298

 Lehman Brothers                                       111,361       8,878

 Mellon Financial                                      169,837       4,703

 Merrill Lynch                                         383,065       19,046

 Morgan Stanley                                        442,591       21,820

 Northern Trust                                        88,983        3,630

 State Street                                          135,186       5,774

 T. Rowe Price ss.                                     50,913        2,594

                                                                     112,766

 Commercial Banks  6.0%
 AmSouth                                               142,417       3,475

 Bank of America                                       1,641,912     71,144

 BB&T                                                  226,736       8,999

 Comerica                                              69,456        4,122

 Fifth Third Bancorp                                   229,846       11,313

 First Horizon National ss.                            49,911        2,164

 Huntington Bancshares                                 93,008        2,317

 KeyCorp                                               165,955       5,244

 M & T Bank                                            47,800        4,575

 Marshall & Ilsley                                     89,502        3,607

 National City                                         270,168       10,434

 North Fork Bancorporation ss.                         125,830       5,593

 PNC Financial Services Group                          113,019       6,114

 Regions Financial                                     184,776       6,109

 SouthTrust                                            134,409       5,600

 SunTrust                                              144,486       10,173

 Synovus Financial ss.                                 122,345       3,199

 U.S. Bancorp                                          763,222       22,057

 Wachovia                                              529,766       24,873

 Wells Fargo                                           681,457       40,635

 Zions Bancorp                                         36,565        2,232

                                                                     253,979

 Consumer Finance  1.3%
 American Express                                      514,637       26,483

 Capital One Financial                                 96,909        7,161

 MBNA                                                  512,922       12,926

 Providian Financial *                                 118,281       1,838

 SLM Corporation                                       176,565       7,875

                                                                     56,283

 Diversified Financial Services  3.7%
 Citigroup                                             2,091,063     92,257

 J.P. Morgan Chase                                     1,436,291     57,064

 Moody's                                               60,206        4,410

 Principal Financial Group                             128,771       4,632

                                                                     158,363

 Insurance  4.5%
 ACE Limited                                           112,909       4,523

 AFLAC                                                 204,473       8,017

 Allstate                                              282,112       13,539

 Ambac                                                 43,804        3,502

 American International Group                          1,050,571     71,428

 Aon                                                   126,478       3,635

 Chubb                                                 76,680        5,389

 Cincinnati Financial                                  66,958        2,760

 Hartford Financial Services                           117,664       7,287

 Jefferson Pilot                                       56,477        2,805

 Lincoln National                                      72,459        3,406

 Loews                                                 75,127        4,395

 Marsh & McLennan                                      210,109       9,615

 MBIA                                                  57,764        3,362

 MetLife                                               303,844       11,744

 Progressive Corporation                               87,143        7,385

 Prudential                                            212,330       9,988

 SAFECO ss.                                            55,979        2,555

 St. Paul Companies                                    269,281       8,902

 Torchmark                                             45,441        2,417

 UnumProvident ss.                                     119,814       1,880

 XL Capital                                            55,490        4,106

                                                                     192,640

 Real Estate  0.5%
 Apartment Investment & Management, REIT, Class A      37,400        1,301

 Equity Office Properties, REIT                        161,433       4,399

 Equity Residential, REIT                              111,985       3,472

 Plum Creek Timber, REIT                               73,804        2,585

 ProLogis, REIT                                        73,000        2,572

 Simon Property Group, REIT                            83,937        4,502

                                                                     18,831

 Thrifts & Mortgage Finance  1.8%
 Countrywide Credit                                    227,334       8,955

 Fannie Mae                                            390,247       24,742

 Freddie Mac                                           277,393       18,097

 Golden West Financial                                 61,555        6,829

 MGIC Investment ss.                                   39,894        2,655

 Sovereign Bancorp                                     137,400       2,998

 Washington Mutual                                     352,005       13,756

                                                                     78,032

 Total Financials                                                    870,894

 HEALTH CARE  12.9%
 Biotechnology  1.3%
 Amgen *                                               512,156       29,029

 Applera                                               80,265        1,515

 Biogen Idec *                                         136,927       8,376

 Chiron *ss.                                           75,858        3,353

 Genzyme *                                             90,995        4,951

 Gilead Sciences *                                     172,200       6,437

 MedImmune *                                           101,247       2,399

                                                                     56,060

 Health Care Equipment & Supplies  2.4%
 Bausch & Lomb                                         20,848        1,385

 Baxter International                                  246,399       7,924

 Becton, Dickinson                                     101,901       5,268

 Biomet                                                101,937       4,779

 Boston Scientific *                                   339,630       13,493

 C R Bard                                              42,276        2,394

 Fisher Scientific *                                   45,800        2,672

 Guidant                                               126,424       8,349

 Hospira *                                             62,244        1,905

 Medtronic                                             488,548       25,356

 Millipore *                                           19,423        929

 PerkinElmer                                           52,776        909

 St. Jude Medical *                                    71,196        5,359

 Stryker                                               161,074       7,744

 Thermo Electron *                                     65,772        1,777

 Waters Corporation *                                  48,699        2,148

 Zimmer Holdings *                                     98,634        7,796

                                                                     100,187

 Health Care Providers & Services  2.0%
 Aetna                                                 61,460        6,142

 AmerisourceBergen                                     45,785        2,459

 Anthem *ss.                                           55,800        4,869

 Cardinal Health                                       173,137       7,578

 Caremark RX *                                         188,000       6,029

 CIGNA                                                 56,600        3,941

 Express Scripts *                                     31,200        2,039

 HCA                                                   194,789       7,431

 Health Management ss.                                 99,193        2,027

 Humana *                                              65,688        1,312

 IMS Health                                            94,965        2,272

 Manor Care                                            34,871        1,045

 McKesson                                              118,714       3,045

 Medco *                                               108,925       3,366

 Quest Diagnostics ss.                                 42,000        3,705

 Tenet Healthcare *                                    187,428       2,022

 UnitedHealth Group                                    269,094       19,843

 WellPoint Health Networks *                           63,007        6,621

                                                                     85,746

 Pharmaceuticals  7.2%
 Abbott Laboratories                                   628,447       26,621

 Allergan ss.                                          52,688        3,823

 Bristol Myers Squibb                                  782,970       18,533

 Eli Lilly                                             456,402       27,407

 Forest Laboratories *                                 149,136       6,708

 Johnson & Johnson                                     1,197,364     67,448

 King Pharmaceuticals *                                97,074        1,159

 Merck                                                 894,740       29,526

 Mylan Laboratories ss.                                109,200       1,966

 Pfizer                                                3,047,975     93,268

 Schering-Plough                                       592,204       11,287

 Watson Pharmaceuticals *                              44,130        1,300

 Wyeth                                                 538,369       20,135

                                                                     309,181

 Total Health Care                                                   551,174

 INDUSTRIALS & BUSINESS SERVICES  11.4%
 Aerospace & Defense  2.0%
 Boeing                                                338,182       17,457

 General Dynamics                                      80,057        8,174

 Goodrich                                              47,639        1,494

 Honeywell International                               346,557       12,427

 Lockheed Martin                                       180,296       10,057

 Northrop Grumman                                      143,894       7,674

 Raytheon                                              181,999       6,912

 Rockwell Collins                                      70,651        2,624

 United Technologies                                   207,024       19,332

                                                                     86,151

 Air Freight & Logistics  1.1%
 Fedex                                                 120,512       10,327

 Ryder System                                          26,718        1,257

 UPS, Class B                                          453,979       34,466

                                                                     46,050

 Airlines  0.1%
 Delta *ss.                                            48,023        158

 Southwest Airlines                                    320,034       4,359

                                                                     4,517

 Building Products  0.2%
 American Standard *                                   86,960        3,383

 Masco                                                 175,955       6,076

                                                                     9,459

 Commercial Services & Supplies  1.0%
 Allied Waste Industries *                             124,371       1,101

 Apollo Group, Class A *                               77,544        5,689

 Avery Dennison                                        44,870        2,952

 Cendant                                               425,734       9,196

 Cintas                                                68,202        2,867

 Deluxe                                                21,393        877

 Equifax                                               55,395        1,460

 H&R Block ss.                                         68,588        3,390

 Pitney Bowes                                          93,103        4,106

 R.R. Donnelley                                        86,771        2,718

 Robert Half International                             68,261        1,759

 Waste Management                                      234,300       6,406

                                                                     42,521

 Construction & Engineering  0.0%
 Fluor ss.                                             33,010        1,470

                                                                     1,470

 Electrical Equipment  0.4%
 American Power Conversion ss.                         79,766        1,387

 Cooper Industries, Class A                            38,253        2,257

 Emerson Electric                                      168,544       10,431

 Power-One *ss.                                        30,300        196

 Rockwell Automation                                   75,487        2,921

 Thomas & Betts                                        11,090        298

                                                                     17,490

 Industrial Conglomerates  4.6%
 3M                                                    315,590       25,238

 GE                                                    4,260,499     143,068

 Textron                                               54,802        3,522

 Tyco International                                    810,873       24,861

                                                                     196,689

 Machinery  1.5%
 Caterpillar                                           137,986       11,101

 Crane                                                 24,141        698

 Cummins Engine ss.                                    16,861        1,246

 Danaher                                               124,302       6,374

 Deere                                                 100,299       6,474

 Dover                                                 80,830        3,142

 Eaton                                                 61,078        3,873

 Illinois Tool Works                                   123,288       11,487

 Ingersoll-Rand, Class A                               69,972        4,756

 ITT Industries                                        36,876        2,950

 Navistar *ss.                                         27,570        1,025

 PACCAR                                                70,861        4,898

 Pall                                                  51,693        1,265

 Parker Hannifin                                       48,092        2,831

                                                                     62,120

 Road & Rail  0.5%
 Burlington Northern Santa Fe                          148,848       5,702

 CSX                                                   86,434        2,870

 Norfolk Southern                                      158,305       4,708

 Union Pacific                                         104,679       6,134

                                                                     19,414

 Trading Companies & Distributors  0.0%
 W. W. Grainger                                        36,362        2,096

                                                                     2,096

 Total Industrials & Business Services                               487,977

 INFORMATION TECHNOLOGY  15.5%
 Communications Equipment  2.7%
 ADC Telecommunications *ss.                           314,429       569

 Andrew *ss.                                           63,600        778

 Avaya *                                               181,033       2,524

 CIENA *                                               220,695       437

 Cisco Systems *                                       2,728,374     49,384

 Comverse Technology *                                 80,292        1,512

 Corning *                                             562,037       6,227

 JDS Uniphase *ss.                                     583,411       1,966

 Lucent Technologies *ss.                              1,734,265     5,498

 Motorola                                              952,766       17,188

 QUALCOMM                                              656,392       25,625

 Scientific-Atlanta                                    60,524        1,569

 Tellabs *ss.                                          170,722       1,569

                                                                     114,846

 Computers & Peripherals  3.5%
 Apple Computer *                                      156,522       6,065

 Dell *                                                1,011,348     36,004

 EMC *                                                 983,556       11,350

 Gateway *ss.                                          157,922       782

 Hewlett-Packard                                       1,228,006     23,025

 IBM                                                   677,176       58,061

 Lexmark International *                               52,267        4,391

 NCR *                                                 37,788        1,874

 Network Appliance *                                   144,315       3,319

 QLogic *ss.                                           36,561        1,082

 Sun Microsystems *                                    1,338,026     5,406

                                                                     151,359

 Electronic Equipment & Instruments  0.3%
 Agilent Technologies *                                194,364       4,193

 Jabil Circuit *ss.                                    82,254        1,892

 Molex ss.                                             75,532        2,252

 Sanmina-SCI *ss.                                      210,697       1,485

 Solectron *ss.                                        390,514       1,933

 Symbol Technologies ss.                               95,549        1,208

 Tektronix                                             33,839        1,125

                                                                     14,088

 Internet Software & Services  0.5%
 Monster Worldwide *                                   48,407        1,193

 Yahoo! *                                              548,896       18,613

                                                                     19,806

 IT Services  1.2%
 Affiliated Computer Services, Class A *ss.            53,300        2,967

 Automatic Data Processing                             238,280       9,846

 Computer Sciences *                                   74,845        3,525

 Convergys *                                           57,664        774

 Electronic Data Systems ss.                           205,012       3,975

 First Data                                            348,677       15,168

 Fiserv *                                              78,823        2,748

 Paychex                                               152,471       4,597

 Sabre Holdings                                        56,814        1,394

 SunGard Data Systems *                                116,626       2,772

 Unisys *                                              135,884       1,402

                                                                     49,168

 Office Electronics  0.1%
 Xerox *ss.                                            338,474       4,766

                                                                     4,766

 Semiconductor & Semiconductor Equipment  2.8%
 Advanced Micro Devices *ss.                           142,565       1,853

 Altera *                                              152,046       2,975

 Analog Devices                                        152,094       5,898

 Applied Materials *                                   685,059       11,297

 Applied Micro Circuits *                              116,878       366

 Broadcom, Class A *                                   127,005       3,466

 Intel                                                 2,595,716     52,070

 KLA-Tencor *                                          79,339        3,291

 Linear Technology                                     123,770       4,485

 LSI Logic *ss.                                        150,565       649

 Maxim Integrated Products                             129,145       5,462

 Micron Technology *ss.                                243,323       2,927

 National Semiconductor *                              143,694       2,226

 Novellus Systems *                                    58,791        1,563

 NVIDIA *ss.                                           65,979        958

 PMC-Sierra *ss.                                       70,210        619

 Teradyne *ss.                                         79,606        1,067

 Texas Instruments                                     696,358       14,818

 Xilinx                                                138,849       3,749

                                                                     119,739

 Software  4.4%
 Adobe Systems                                         96,714        4,784

 Autodesk                                              46,219        2,248

 BMC Software *                                        91,014        1,439

 Citrix Systems *                                      69,830        1,223

 Computer Associates                                   234,985       6,180

 Compuware *ss.                                        150,487       775

 Electronic Arts *                                     121,878       5,605

 Intuit *                                              76,688        3,482

 Mercury Interactive *ss.                              36,226        1,264

 Microsoft                                             4,388,894     121,353

 Novell *ss.                                           151,189       954

 Oracle *                                              2,094,787     23,629

 Parametric Technology *                               107,704       569

 PeopleSoft *                                          147,518       2,928

 Siebel Systems *                                      205,515       1,550

 Symantec *                                            126,000       6,915

 VERITAS Software *                                    175,071       3,116

                                                                     188,014

 Total Information Technology                                        661,786

 MATERIALS  3.1%
 Chemicals  1.6%
 Air Products and Chemicals                            91,563        4,979

 Dow Chemical                                          379,124       17,129

 DuPont                                                401,532       17,186

 Eastman Chemical                                      31,717        1,508

 Ecolab ss.                                            102,734       3,230

 Engelhard                                             50,359        1,428

 Great Lakes Chemical                                  21,492        550

 Hercules *                                            44,986        641

 International Flavors & Fragrances                    37,730        1,441

 Monsanto                                              107,414       3,912

 PPG Industries                                        68,628        4,206

 Praxair                                               131,480       5,619

 Rohm & Haas                                           89,725        3,856

 Sigma Aldrich                                         27,312        1,584

                                                                     67,269

 Construction Materials  0.0%
 Vulcan Materials                                      41,167        2,097

                                                                     2,097

 Containers & Packaging  0.2%
 Ball                                                  44,532        1,667

 Bemis                                                 42,998        1,143

 Pactiv *                                              61,604        1,432

 Sealed Air *                                          33,473        1,551

 Temple-Inland                                         22,144        1,487

                                                                     7,280

 Metals & Mining  0.8%
 Alcoa                                                 351,098       11,793

 Allegheny Technologies ss.                            38,176        697

 Freeport McMoRan Copper Gold ss.                      74,760        3,028

 Newmont Mining                                        177,476       8,080

 Nucor                                                 31,817        2,907

 Phelps Dodge                                          37,308        3,433

 USX-U.S. Steel Group                                  46,851        1,763

 Worthington Industries ss.                            34,792        743

                                                                     32,444

 Paper & Forest Products  0.5%
 Georgia-Pacific                                       104,227       3,747

 International Paper                                   195,309       7,892

 Louisiana Pacific                                     43,518        1,129

 MeadWestvaco                                          81,613        2,604

 Weyerhaeuser                                          96,818        6,437

                                                                     21,809

 Total Materials                                                     130,899

 TELECOMMUNICATION SERVICES  3.6%
 Diversified Telecommunication Services  3.0%
 Alltel                                                123,789       6,797

 AT&T                                                  317,097       4,541

 BellSouth                                             739,087       20,044

 Centurytel                                            55,328        1,895

 Citizens Communications                               131,170       1,756

 Qwest Communications International *                  720,616       2,400

 SBC Communications                                    1,337,547     34,709

 Sprint                                                585,951       11,795

 Verizon Communications                                1,115,826     43,941

                                                                     127,878

 Wireless Telecommunication Services  0.6%
 AT&T Wireless Group *                                 1,099,663     16,253

 Nextel Communications, Class A *                      447,320       10,664

                                                                     26,917

 Total Telecommunication Services                                    154,795

 UTILITIES  2.8%
 Electric Utilities  1.9%
 Allegheny Energy *ss.                                 50,015        798

 Ameren                                                78,209        3,609

 American Electric Power                               158,733       5,073

 CenterPoint Energy ss.                                120,946       1,253

 CINergy                                               71,726        2,840

 Consolidated Edison                                   97,253        4,088

 DTE Energy                                            70,123        2,958

 Edison International                                  130,353       3,456

 Entergy                                               92,554        5,610

 Exelon                                                266,636       9,783

 FirstEnergy                                           132,493       5,443

 FPL Group                                             74,865        5,115

 PG&E *                                                165,317       5,026

 Pinnacle West Capital                                 36,097        1,498

 PPL                                                   75,876        3,580

 Progress Energy                                       99,242        4,202

 Southern Company                                      296,003       8,874

 Teco Energy ss.                                       80,904        1,095

 TXU                                                   122,173       5,855

 XCEL Energy                                           159,377       2,760

                                                                     82,916

 Gas Utilities  0.1%
 KeySpan                                               63,749        2,499

 NICOR ss.                                             19,126        702

 NiSource                                              107,065       2,250

 Peoples Energy ss.                                    14,926        622

                                                                     6,073

 Multi-Utilities & Unregulated Power  0.8%
 AES *                                                 255,233       2,550

 Calpine *ss.                                          183,229       531

 CMS Energy *ss.                                       65,820        627

 Constellation Energy Group                            70,788        2,820

 Dominion Resources ss.                                133,237       8,694

 Duke Energy                                           378,260       8,658

 Dynegy, Class A *ss.                                  150,385       751

 Public Service Enterprise                             95,549        4,070

 Sempra Energy                                         92,495        3,347

                                                                     32,048

 Total Utilities                                                     121,037

 Total Common Stocks (Cost  $3,595,198)                              4,201,943

 SHORT-TERM INVESTMENTS  2.2%
 Money Market Fund  2.0%
 T. Rowe Price Reserve Investment Fund, 1.68% #        86,643,169    86,643

 U.S. Treasury Obligations 0.2%
 U.S. Treasury Bills, 1.59%, 11/12/04 ss.++            8,000,000     7,985

 Total Short-Term Investments (Cost  $94,628)                        94,628

 SECURITIES LENDING COLLATERAL  2.5%
 Money Market Trust  2.5%
 State Street Bank and Trust Company of New Hampshire
N.A.Securities Lending Quality Trust units, 1.68% #    108,070,041   108,070

 Total Securities Lending Collateral (Cost  $108,070)                108,070

 FUTURES CONTRACTS  0.0%
 contracts (2)                                                       (65)

 Total Futures Contracts                                             (65)

 Total Investments in Securities
 103.0% of Net Assets (Cost $3,797,896)                $             4,404,576

(2) Open Futures Contracts at September
30, 2004 were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                          Expiration   Value        Gain (Loss)
 Long, 257 September S&P 500 contracts,
 $6,380 par of 1.59% U.S. Treasury Bills
 pledged as initial margin                12/04      $  71,632    $  309

 Long, 30 September S&P MINI 500
 contracts, $130 par of 1.59% U.S.
 Treasury Bills pledged as initial margin 12/04          1,672       6

 Net payments (receipts) of variation
 margin to date                                                      (380)

 Variation margin receivable (payable)
 on open futures contracts                                         $ (65)

(1)   Denominated in U.S. dollars unless otherwise noted
#     Seven-day yield
*     Non-income producing
ss. All or a portion of this security is on loan at September 30, 2004 - See Note 2
++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited
September 30, 2004
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $106,139,000; aggregate collateral consisted of $108,070,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $3,797,896,000. Net unrealized gain aggregated $607,060,000 at period-end, of which $1,024,548,000 related to appreciated investments and $417,488,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Extended Equity Market Index Fund
 (Unaudited)                                         September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  97.8%
 CONSUMER DISCRETIONARY  18.2%
 Auto Components  0.6%
 Aftermarket Technology *                              1,800         23

 Amcast Industrial *ss.                                2,200         2

 American Axle & Manufacturing Holdings                2,200         64

 Arvinmeritor                                          3,225         60

 Bandag                                                700           31

 Borg-Warner                                           2,200         95

 Collins & Aikman *ss.                                 2,900         12

 Drew Industries *                                     1,200         43

 Dura Automotive Systems, Class A *                    500           3

 Edelbrock                                             100           2

 Gentex                                                3,000         105

 IMPCO Technologies *ss.                               2,900         14

 Keystone Automotive *                                 1,100         24

 Lear                                                  2,900         158

 Modine Manufacturing                                  1,300         39

 Noble International                                   700           13

 Rockford Corporation *ss.                             2,600         10

 Sauer-Danfoss ss.                                     1,800         31

 Sports Resorts International *ss.                     4,000         15

 Standard Motor Products ss.                           1,100         17

 Superior Industries International ss.                 1,200         36

 Tower Automotive *ss.                                 3,300         7

 TRW *                                                 4,100         77

 Universal Automotive *                                3,200         1

                                                                     882

 Automobiles  0.2%
 Coachmen Industries ss.                               1,000         16

 Fleetwood *ss.                                        2,500         38

 Monaco Coach                                          1,500         32

 National RV Holdings *                                1,600         20

 Thor Industries ss.                                   2,600         69

 Winnebago ss.                                         1,500         52

                                                                     227

 Distributors  0.1%
 ACR Group *ss.                                        3,300         7

 Advanced Marketing Services ss.                       1,300         14

 Educational Development                               300           4

 Handleman                                             1,300         27

 Source Information Management *                       1,900         18

 Transnet                                              2,200         3

 WESCO International *                                 2,300         56

                                                                     129

 Hotels, Restaurants & Leisure  2.9%
 Alliance Gaming *ss.                                  2,400         36

 Ameristar Casinos                                     1,000         30

 Applebee's                                            3,375         85

 Archon Corporation *ss.                               1,400         10

 Argosy Gaming *                                       1,600         63

 Aztar *                                               1,700         45

 Bally Total Fitness Holdings *ss.                     1,500         5

 Bob Evans Farms                                       1,500         41

 Boca Resorts, Class A *ss.                            1,600         30

 Bowl America, Class A                                 300           4

 Boyd Gaming                                           3,200         90

 Brinker *ss.                                          3,850         120

 BUCA *ss.                                             2,400         10

 Caesars Entertainment *                               13,200        220

 California Pizza Kitchen *                            1,200         26

 CEC Entertainment *                                   1,650         61

 Cedar Fair ss.                                        2,300         70

 Choice Hotels International                           1,600         92

 Churchill Downs                                       500           20

 CKR Restaurants *                                     2,450         27

 Cracker Barrel                                        2,400         87

 Dave & Buster's *                                     1,200         23

 Diamondhead Casino *                                  10,500        6

 Dominos Pizza *ss.                                    2,900         43

 Dover Downs Gaming and Entertainment ss.              490           5

 Dover Motorsports                                     3,100         13

 Famous Dave's of America *                            3,000         23

 Frisch's Restaurants                                  800           20

 Gaming Partners *                                     600           5

 Gaylord Entertainment *ss.                            1,700         53

 Golf Trust of America, REIT *                         1,900         5

 GTECH                                                 4,800         122

 IHOP ss.                                              1,100         42

 International Speedway, Class A                       2,100         105

 Isle of Capris Casinos *ss.                           1,100         21

 Jack In The Box *                                     1,500         48

 Krispy Kreme *ss.                                     2,400         30

 La Quinta Properties *                                8,100         63

 Landry's Seafood Restaurant                           1,300         35

 Lone Star Steakhouse & Saloon                         900           23

 Mandalay Resort Group                                 2,900         199

 Marcus                                                1,300         25

 MGM Mirage *                                          6,296         313

 MTR Gaming Group *ss.                                 2,300         21

 Multimedia Games *ss.                                 1,500         23

 O'Charley's *                                         1,600         26

 Outback Steakhouse                                    3,200         133

 Panera Bread, Class A *ss.                            1,300         49

 Papa John's International *ss.                        1,100         34

 Penn National Gaming *                                1,600         65

 PF Chang's China Bistro *ss.                          1,200         58

 Pinnacle Entertainment *                              2,300         32

 Prime Hospitality *                                   2,000         24

 Rare Hospitality International *                      1,650         44

 Red Robin Gourmet Burgers *                           800           35

 Royal Caribbean Cruises ss.                           4,310         188

 Ruby Tuesday                                          2,800         78

 Ryan's Restaurant Group *                             1,700         25

 Schlotzsky's *ss.                                     2,100         1

 Scientific Games *                                    2,300         44

 Shuffle Master *ss.                                   1,499         56

 Six Flags *                                           4,400         24

 Sonic *                                               2,362         61

 Speedway Motorsports                                  1,800         60

 Station Casinos                                       2,750         135

 Steak 'N Shake *                                      1,200         21

 The Cheesecake Factory *                              2,050         89

 Triarc, Class B ss.                                   2,900         33

 Vail Resorts *                                        1,500         27

 WMS Industries *ss.                                   1,300         33

 Wyndham International, Class A *                      4,400         4

 Wynn Resorts *ss.                                     3,500         181

                                                                     3,998

 Household Durables  2.2%
 American Greetings, Class A *                         3,000         75

 Applica *                                             1,300         5

 Beazer Homes ss.                                      550           59

 Blyth Industries                                      2,000         62

 Brillian Corp *ss.                                    237           1

 Brookfield Homes                                      1,200         32

 Champion Enterprises *                                4,800         49

 D. R. Horton                                          10,013        332

 Department 56 *ss.                                    1,400         23

 Emerson Radio Corporation *ss.                        2,700         7

 Enesco Group *                                        1,800         12

 Ethan Allen Interiors                                 1,500         52

 Flexsteel Industries                                  900           16

 Foamex International *ss.                             1,700         6

 Furniture Brands International                        2,300         58

 Harman International                                  2,740         295

 Helen of Troy Limited *ss.                            1,100         30

 Hovnanian Enterprises *                               2,440         98

 Jarden *ss.                                           1,250         46

 Kimball International, Class B                        1,700         24

 Knape & Vogt Manufacturing                            1,400         19

 La-Z-Boy ss.                                          2,600         39

 Lennar, Class A                                       6,628         315

 Levitt, Class A                                       1,075         25

 Libbey                                                600           11

 MDC Holdings                                          1,504         110

 Meritage *ss.                                         700           55

 Mohawk Industries *                                   2,954         235

 NVR *                                                 280           154

 Oneida *ss.                                           500           1

 Palm Harbor Homes *ss.                                1,100         19

 Rayovac *                                             1,400         37

 Russ Berrie ss.                                       1,100         22

 Ryland Group                                          930           86

 Skyline                                               400           16

 Standard Pacific                                      1,400         79

 Stanley Furniture                                     600           26

 Technical Olympic USA ss.                             2,150         61

 Tempur-Pedic *ss.                                     4,100         61

 Toll Brothers *ss.                                    3,200         148

 Tupperware                                            2,400         41

 Universal Electronics *                               1,200         20

 WCI Communities *                                     2,100         49

 Yankee Candle Company *                               2,400         70

                                                                     2,981

 Internet & Catalog Retail  0.8%
 1-800-Flowers.com *ss.                                3,100         26

 Alloy Online *ss.                                     3,200         12

 Amazon.com *ss.                                       17,100        699

 Blue Nile *ss.                                        700           24

 Bluefly *ss.                                          2,600         5

 Coldwater Creek *                                     1,912         40

 Drugstore.com *                                       4,100         14

 Global Sports *ss.                                    3,700         33

 Hollywood Media *                                     1,300         4

 Insight Enterprises *                                 1,900         32

 J. Jill Group *ss.                                    1,450         29

 Mediabay *                                            3,800         1

 Netflix *ss.                                          2,400         37

 Orbitz, Class A *ss.                                  1,700         46

 Overstock.com *ss.                                    900           33

 PC Mall *ss.                                          800           12

 priceline.com *ss.                                    2,033         45

 Sportsman's Guide *ss.                                200           4

 ValueVision International *                           1,600         21

                                                                     1,117

 Leisure Equipment & Products  0.4%
 Action Performance Cos ss.                            1,200         12

 Arctic Cat                                            857           22

 Callaway Golf                                         3,800         40

 JAKKS Pacific *ss.                                    1,300         30

 Johnson Outdoors, Class A *                           700           14

 K2 *                                                  1,800         26

 Leapfrog Enterprises *ss.                             1,200         24

 MarineMax *                                           800           18

 Marvel Enterprises *ss.                               4,199         61

 Nautilus Group ss.                                    1,337         30

 Oakley ss.                                            3,400         41

 Polaris Industries ss.                                1,900         106

 RC2 Corporation *                                     900           30

 SCP Pool                                              1,612         43

 Steinway Musical Instruments *                        600           16

 The Boyds Collection *                                2,700         6

 Travis Boats & Motors *                               7,800         4

                                                                     523

 Media  6.3%
 4Kids Entertainment *ss.                              1,100         22

 Acme Communications *ss.                              1,700         10

 ADVO                                                  1,550         48

 AMC Entertainment *                                   1,700         32

 APAC TeleServices *                                   5,100         8

 Arbitron *                                            1,600         59

 Beasley Broadcast Group, Class A *                    1,200         19

 Belo Corporation, Class A                             5,000         113

 Cablevision Systems, Class A *ss.                     12,960        263

 Cadmus Communications ss.                             1,500         22

 Catalina Marketing ss.                                2,250         52

 Charter Communications, Class A *ss.                  13,400        36

 Citadel Broadcasting *                                5,500         70

 Cox Communications *                                  25,045        830

 Cox Radio, Class A *                                  1,700         25

 Crown Media, Class A *ss.                             2,700         23

 Cumulus Media, Class A *                              2,005         29

 Daily Journal *                                       600           22

 Digital Generation Systems *                          5,200         7

 Directv *                                             58,979        1,037

 EchoStar Communications, Class A *                    9,800         305

 EMAK Worldwide *                                      800           8

 Emmis Communications *                                2,600         47

 Entercom Communications *                             2,300         75

 Entravision Communications, Class A *                 3,844         29

 Fisher Communications *ss.                            500           24

 Fox Entertainment Group, Class A *                    18,100        502

 Gemstar TV Guide *ss.                                 18,900        107

 Getty Images *                                        2,400         133

 Grey Global Group ss.                                 70            70

 Harris Interactive *                                  4,300         28

 Harte-Hanks                                           3,550         89

 Hearst-Argyle Television                              3,191         78

 Hollinger International ss.                           4,000         69

 Information Holdings *ss.                             1,200         33

 Insight Communications *ss.                           2,900         25

 Insignia Systems *                                    700           1

 Interactive Data *ss.                                 3,700         70

 John Wiley & Sons                                     2,500         80

 Journal Communications, Class A                       3,200         56

 Journal Register *                                    2,000         38

 Lamar Advertising *                                   3,800         158

 Lee Enterprises                                       2,100         97

 Liberty                                               800           32

 Liberty Media, Class A *                              124,775       1,088

 Liberty Media International, Series A *               5,683         190

 LIN TV, Class A *                                     1,500         29

 LodgeNet Entertainment *                              1,100         14

 McClatchy                                             1,900         135

 Media General, Class A                                1,000         56

 Mediacom Communications *ss.                          3,700         24

 Metro Goldwyn Mayer *                                 10,000        116

 Navarre *ss.                                          1,500         22

 Paxson Communications *ss.                            6,000         8

 Pegasus Communications *ss.                           400           3

 Penton Media *                                        1,700         0

 Pixar *ss.                                            2,500         197

 Playboy Enterprises, Class B *ss.                     2,000         20

 Primedia *                                            9,236         22

 ProQuest *ss.                                         1,300         33

 Pulitzer                                              400           20

 R.H. Donnelley *                                      1,600         79

 Radio One *                                           4,400         63

 Reader's Digest                                       3,900         57

 Regal Entertainment Group, Class A ss.                6,000         115

 Regent Communications *                               3,100         18

 Rentrak *ss.                                          1,000         9

 Saga Communications *                                 1,150         19

 Salem Communications, Class A *ss.                    1,200         30

 Scholastic *                                          1,600         49

 Scripps, Class A                                      6,640         317

 Sinclair Broadcasting, Class A ss.                    2,700         20

 Sirius Satellite Radio *ss.                           52,500        168

 Spanish Broadcasting, Class A *                       2,500         25

 TiVo *ss.                                             4,000         26

 Unitedglobalcom, Class A *                            16,800        125

 Valassis Communications *                             2,300         68

 Value Line ss.                                        400           15

 Washington Post, Class B                              400           368

 Westwood One *                                        4,100         81

 XM Satellite Radio Holdings, Class A *ss.             8,200         254

 Young Broadcasting *                                  1,400         15

                                                                     8,779

 Multiline Retail  0.6%
 99 Cents Only Stores *ss.                             3,365         48

 Bon-Ton Stores ss.                                    1,600         20

 Dollar Tree Stores *                                  5,225         141

 Fred's ss.                                            1,525         27

 Kmart *ss.                                            3,900         341

 Neiman Marcus, Class A                                2,300         132

 Saks                                                  5,675         68

 Shopko Stores *ss.                                    2,000         35

 Tuesday Morning *                                     1,600         50

                                                                      862

 Specialty Retail  3.3%
 Aaron Rents                                           1,875         41

 Aaron Rents, Class A                                  1,575         31

 Abercrombie & Fitch                                   4,000         126

 AC Moore Arts & Crafts *                              800           20

 Advance Auto Parts *                                  3,112         107

 Aeropostale *                                         2,550         67

 American Eagle Outfitters                             2,900         107

 AnnTaylor Stores *                                    3,000         70

 Asbury Automotive Group *                             2,200         30

 Barnes & Noble *                                      3,000         111

 bebe stores ss.                                       1,500         32

 Big 5 Sporting Goods *ss.                             1,300         30

 Blockbuster, Class A ss.                              2,400         18

 Borders Group                                         3,000         74

 Buckle                                                1,000         27

 Building Materials Holding                            900           25

 Burlington Coat Factory ss.                           2,100         45

 Cabela's, Class A *ss.                                2,700         64

 CarMax *ss.                                           4,600         99

 Cato Corporation, Class A                             1,500         33

 Charlotte Russe Holding *                             1,200         14

 Charming Shoppes *                                    5,200         37

 Chico's *                                             3,700         127

 Christopher & Banks ss.                               1,812         29

 Claire's Stores                                       3,800         95

 Cole National *ss.                                    600           17

 Cost Plus *                                           800           28

 CSK Auto *                                            2,100         28

 Dick's Sporting Goods *ss.                            1,400         50

 Dress Barn *ss.                                       2,000         35

 E Com *ss.                                            2,900         34

 Electronics Boutique Holdings *ss.                    900           31

 Finlay Enterprises *                                  700           14

 Foot Locker                                           6,400         152

 Genesco *ss.                                          1,200         28

 Group One Automotive *                                800           22

 Guess ? *                                             2,100         37

 Guitar Center *                                       1,000         43

 Gymboree *                                            1,500         22

 Hancock Fabrics ss.                                   1,100         13

 Haverty Furniture                                     1,000         18

 Hibbett Sporting Goods *                              1,312         27

 Hollywood Entertainment *                             2,300         23

 Hot Topic *                                           2,450         42

 Linens 'n Things *                                    2,100         49

 Lithia Motors, Class A                                1,200         25

 Men's Wearhouse *                                     1,600         46

 Michaels Stores                                       2,900         172

 Mothers Work *ss.                                     700           10

 Movie Gallery ss.                                     1,300         23

 O'Reilly Automotive *ss.                              2,200         84

 Pacific Sunwear *                                     3,325         70

 Party City *ss.                                       1,500         22

 Payless Shoesource *                                  2,715         27

 Pep Boys ss.                                          2,400         34

 Petco *                                               2,400         78

 PETsMART                                              6,200         176

 Pier 1 Imports                                        4,000         72

 Pomeroy Computer Resources *                          1,400         18

 Regis                                                 2,000         80

 Rent Way *ss.                                         2,000         14

 Rent-A-Center *                                       3,150         81

 Restoration Hardware *ss.                             4,100         21

 Rex Stores *ss.                                       750           10

 Ross Stores                                           6,300         148

 Select Comfort *ss.                                   2,000         36

 Sharper Image *ss.                                    800           17

 Shoe Carnival *ss.                                    900           11

 Sonic Automotive                                      1,300         26

 Stage Stores *                                        1,000         34

 Stein Mart *                                          2,700         41

 Syms *ss.                                             1,400         15

 Talbots                                               2,400         59

 TBC Corp. *                                           1,100         25

 The Children's Place *                                1,100         26

 The Finish Line, Class A                              1,100         34

 The Sports Authority *                                1,196         28

 Too *                                                 1,600         29

 Trans World Entertainment *                           4,200         41

 TSC *                                                 1,800         57

 Tweeter Home Entertainment Group *ss.                 2,500         14

 Ultimate Electronics *ss.                             1,000         3

 United Auto Group ss.                                 1,600         40

 United Retail Group *                                 1,000         3

 Urban Outfitters *                                    3,500         120

 Weight Watchers *ss.                                  4,500         175

 West Marine *ss.                                      1,400         30

 Wet Seal, Class A *ss.                                1,875         3

 Whitehall Jewellers *ss.                              1,200         10

 Williams-Sonoma *                                     4,900         184

 Wilsons Leather *ss.                                  1,900         10

 Winmark *ss.                                          1,200         29

 Zale *                                                2,400         67

                                                                     4,550

 Textiles, Apparel, & Luxury Goods  0.8%
 Brown Shoe                                            1,100         28

 Burke Mills *ss.                                      3,800         5

 Charles & Colvard *ss.                                700           6

 Cherokee ss.                                          1,100         26

 Columbia Sportswear *ss.                              1,650         90

 Culp *                                                2,400         18

 Cutter & Buck ss.                                     1,500         17

 Forward Industries *                                  2,300         5

 Fossil *                                              3,087         96

 Giant *                                               1,800         3

 Haggar                                                1,000         17

 K-Swiss, Class A ss.                                  2,000         38

 Kellwood                                              1,200         44

 Kenneth Cole Productions                              1,000         28

 Lazare Kaplan International *ss.                      1,600         12

 Madden Steven *ss.                                    1,200         21

 Marisa Christina *                                    2,700         4

 Mossimo *                                             3,300         13

 Movado Group                                          1,600         27

 Movie Star *                                          2,500         3

 Oshkosh B'Gosh, Class A                               1,100         22

 Phillips-Van Heusen                                   1,300         29

 Polo Ralph Lauren                                     4,200         153

 Quaker Fabric ss.                                     1,900         12

 Quiksilver *                                          2,700         69

 Russell                                               1,400         24

 Saucony, Class B                                      1,200         29

 Stride Rite                                           2,800         29

 Superior Uniform Group ss.                            1,200         16

 Tandy Brands                                          1,400         20

 Tarrant Apparel *ss.                                  2,400         2

 Timberland, Class A *                                 1,600         91

 Unifi *                                               4,900         11

 UniFirst                                              900           26

 Weyco Group ss.                                       600           22

 Wolverine World Wide                                  1,800         45

                                                                     1,101

 Total Consumer Discretionary                                        25,149

 CONSUMER STAPLES  3.5%
 Beverages  0.3%
 Chalone Wine Group *ss.                               1,500         16

 Coca-Cola Bottling                                    500           27

 Constellation Brands *                                4,600         175

 Midwest Grain Products ss.                            1,800         18

 National Beverage *                                   2,000         16

 PepsiAmericas                                         6,400         122

 Robert Mondavi *                                      800           31

 Willamette Valley Vineyards *ss.                      2,700         6

                                                                             411

 Food & Staples Retailing  0.6%
 7-Eleven *                                            4,800         96

 Arden Group, Class A ss.                              200           17

 BJ's Wholesale Club *                                 3,100         85

 Casey's General Stores                                1,900         35

 Fresh Brands ss.                                      800           6

 Great Atlantic & Pacific Tea *ss.                     3,600         22

 Longs Drug Stores ss.                                 1,600         39

 Marsh Supermarkets ss.                                1,500         17

 Nash Finch ss.                                        500           16

 Pathmark Stores *                                     2,000         10

 Performance Food Group *ss.                           1,900         45

 PriceSmart *ss.                                       1,500         11

 Rite Aid *                                            21,900        77

 Ruddick                                               2,200         43

 Smart & Final *                                       1,800         30

 United Natural Foods *                                1,800         48

 Weis Markets                                          1,000         34

 Whole Foods Market                                    2,600         223

 Wild Oats Markets *ss.                                1,400         12

                                                                     866

 Food Products  2.0%
 Alico                                                 600           26

 American Italian Pasta, Class A ss.                   600           16

 Bridgford Foods ss.                                   1,000         8

 Bunge Limited                                         2,600         104

 Chiquita *                                            2,100         37

 Corn Products International                           1,500         69

 Cuisine Solutions *                                   4,500         9

 Dean Foods *                                          6,758         203

 Del Monte Foods *                                     8,600         90

 Delta Pine & Land                                     1,700         46

 Farmer Bros. ss.                                      700           19

 Flowers Foods                                         1,710         44

 Fresh Del Monte Produce ss.                           2,500         62

 Green Mountain Coffee *ss.                            800           17

 Hain Celestial Group *                                2,100         37

 Hormel Foods                                          5,500         147

 Interstate Bakeries ss.                               1,900         7

 J & J Snack Foods *                                   700           30

 J.M. Smucker                                          2,336         104

 Kraft Foods, Class A                                  26,800        850

 Lancaster Colony                                      1,600         67

 Lance                                                 1,100         18

 Lifeway Foods *ss.                                    1,800         19

 Maui Land & Pineapple *ss.                            600           19

 Peet's Coffee & Tea *ss.                              1,100         26

 Pilgrim's Pride ss.                                   2,700         73

 Ralcorp Holdings *                                    1,200         43

 Rocky Mountain Chocolate Factory ss.                  2,422         30

 Sanderson Farms ss.                                   750           25

 Seaboard                                              50            29

 Smithfield Foods *                                    4,700         118

 Tootsie Roll Industries                               1,993         58

 Tyson Foods, Class A                                  14,719        236

 Zapata Corporation *                                  400           24

                                                                     2,710

 Household Products  0.2%
 Central Garden & Pet *ss.                             900           28

 Church & Dwight                                       2,550         71

 Energizer *                                           3,400         157

 Katy Industries *                                     1,700         9

 Oil-Dri                                               1,800         27

                                                                     292

 Personal Products  0.3%
 Chattem *                                             1,300         42

 Del Laboratories                                      551           18

 Elizabeth Arden *                                     1,600         34

 Estee Lauder, Class A                                 5,200         217

 Inter Parfums ss.                                     1,400         19

 NBTY *ss.                                             2,800         61

 Nu Skin Asia Pacific, Class A                         2,900         68

 Playtex Products *                                    3,000         19

 Revlon, Class A *                                     1,300         3

                                                                     481

 Tobacco  0.1%
 DiMon                                                 1,900         11

 Standard Commercial                                   600           9

 Star Scientific *ss.                                  2,500         15

 Universal Corporation                                 1,200         54

 Vector Group ss.                                      2,110         32

                                                                     121

 Total Consumer Staples                                              4,881

 ENERGY  5.8%
 Energy Equipment & Services  2.4%
 Atwood Oceanics *                                     700           33

 Cal Dive International *                              1,700         61

 Carbo Ceramics                                        600           43

 Cooper Cameron *                                      2,300         126

 Dawson Geophysical *                                  200           4

 Diamond Offshore Drilling ss.                         5,600         185

 Dril-Quip *                                           1,400         31

 ENSCO International                                   5,900         193

 FMC Technologies *                                    2,800         94

 Global Industries *                                   4,800         30

 GlobalSantaFe                                         10,159        311

 Grant Prideco *                                       5,090         104

 Grey Wolf *                                           8,200         40

 Gulf Island Fabrication                               1,100         25

 Gulfmark Offshore *                                   1,600         26

 Hanover Compressor *                                  3,800         51

 Helmerich & Payne                                     2,300         66

 Horizon Offshore *ss.                                 1,300         1

 Hydril *                                              900           39

 Input/Output *ss.                                     2,900         30

 Key Energy Services *                                 5,100         56

 Lone Star Technologies *                              1,310         49

 Matrix Service *ss.                                   2,200         11

 Maverick Tube *                                       1,900         59

 NATCO Group, Class A *ss.                             1,200         10

 National Oilwell *                                    3,400         112

 Newpark Resources *                                   3,000         18

 NS Group *                                            2,000         37

 Oceaneering International *                           1,000         37

 Offshore Logistics *                                  900           31

 Oil States International *                            2,300         43

 Omni Energy Services *ss.                             1,900         7

 Parker Drilling *                                     6,500         24

 Patterson-UTI Energy                                  7,200         137

 Petroleum Helicopters *ss.                            300           7

 Pride International *                                 5,500         109

 Seacor Holdings *                                     900           42

 Smith International *                                 4,500         273

 Superior Energy *                                     3,600         46

 TETRA Technologies *                                  950           29

 Tidewater                                             2,400         78

 Todco, Class A *                                      3,100         54

 Torch Offshore *ss.                                   2,500         6

 Trico Marine Services *                               3,100         0

 Unit *                                                2,100         74

 Universal Compression Holdings *                      1,300         44

 Varco International *                                 4,311         116

 Veritas DGC *                                         1,700         39

 W-H Energy Services *                                 1,400         29

 Weatherford International *                           5,490         280

                                                                     3,350

 Oil & Gas  3.4%
 Adams Resources & Energy                              2,300         31

 Berry Petroleum, Class A ss.                          1,000         37

 BP Prudhoe Bay Royalty Trust ss.                      1,300         51

 Buckeye Partners, Equity Units *ss.                   1,400         62

 Cabot Oil & Gas                                       1,600         72

 Callon Petroleum *ss.                                 1,200         15

 Carrizo Oil & Gas *ss.                                2,300         22

 Castle Energy                                         1,400         16

 Chesapeake Energy ss.                                 9,800         155

 Cimarex Energy *                                      2,040         71

 Comstock Resources *                                  1,400         29

 Cross Timbers Royalty Trust ss.                       953           32

 Denbury Resources *                                   2,000         51

 Edge Petroleum *ss.                                   2,000         32

 Encore Acquisition *                                  1,100         38

 Energy Partners *ss.                                  1,500         24

 Enterprise Products Partners, Equity Units *ss.       9,100         211

 Forest Oil *                                          2,500         75

 Frontier Oil                                          1,600         38

 General Maritime *ss.                                 1,700         59

 Georesources *ss.                                     3,100         7

 Giant Industries *                                    1,900         46

 GMX Resources *ss.                                    2,300         16

 Harken Energy *                                       8,500         4

 Houston Exploration *                                 1,200         71

 Hugoton Royalty Trust ss.                             2,000         56

 Kaneb Services *                                      900           29

 KCS Energy *                                          4,300         60

 Kinder Morgan Management                              1,995         83

 Magellan Midstream Partners *ss.                      1,000         55

 Magellan Petroleum *                                  5,100         7

 Magnum Hunter Resources *                             3,200         37

 Maritrans ss.                                         1,100         17

 Markwest Hydrocarbon                                  2,350         35

 Meridian Resource *ss.                                4,200         37

 Murphy Oil                                            4,060         352

 Newfield Exploration *                                2,400         147

 Noble Energy                                          2,400         140

 OMI                                                   3,600         58

 Patina Oil & Gas                                      3,274         97

 Penn Virginia                                         800           32

 Petrohawk Energy *                                    1,350         11

 Petroleum Development *ss.                            1,400         61

 Pioneer Natural Resources ss.                         4,700         162

 Plains All American Pipeline *ss.                     2,400         86

 Plains Exploration & Production *                     3,606         86

 Pogo Producing                                        2,600         123

 Premcor *                                             3,700         142

 PYR Energy *ss.                                       7,400         9

 Quicksilver Resources *ss.                            2,800         92

 Range Resources                                       2,600         45

 Remington Oil & Gas *                                 1,500         39

 Southwestern Energy *                                 1,500         63

 Spinnaker Exploration *                               1,300         46

 St. Mary Land Exploration                             1,300         52

 Stone Energy *                                        1,100         48

 Swift Energy *                                        1,900         46

 Syntroleum *ss.                                       4,900         34

 TC Pipelines *ss.                                     1,000         37

 Teppco Partners *ss.                                  2,600         108

 Tesoro Petroleum *                                    2,900         86

 TransMontaigne *ss.                                   3,600         21

 Ultra Petroleum *                                     3,600         177

 Vintage Petroleum                                     2,600         52

 Western Gas Resources                                 3,000         86

 Whiting Petroleum *                                   800           24

 World Fuel Services                                   800           29

 XTO Energy                                            10,857        353

                                                                     4,625

 Total Energy                                                        7,975

 FINANCIALS  26.0%
 Capital Markets  1.4%
 A.G. Edwards                                          3,400         118

 Affiliated Managers Group *ss.                        1,500         80

 AmeriTrade *                                          18,200        219

 Blackrock                                             900           66

 Eaton Vance                                           3,100         125

 Gabelli Asset Management, Class A ss.                 500           21

 Greenhill ss.                                         1,400         33

 Harris & Harris Group *ss.                            2,500         26

 International Assets Holding *ss.                     1,800         14

 Investment Technology Group *                         2,350         36

 Investors Financial Services                          2,700         122

 Jefferies Group                                       2,700         93

 John Nuveen                                           4,200         124

 Kirlin Holding *                                      800           2

 Knight/Trimark Group *                                4,600         43

 LaBranche & Co. *ss.                                  2,600         22

 Legg Mason                                            4,200         224

 MCG Capital ss.                                       1,600         28

 National Financial Partners                           1,700         61

 Piper Jaffray Cos *                                   800           32

 Raymond James Financial                               3,050         74

 Sanders Morris Harris Group ss.                       2,600         31

 SEI                                                   4,700         158

 Southwest Securities                                  1,283         21

 Waddell & Reed Financial, Class A                     4,150         91

 Westwood Holdings Group ss.                           620           11

                                                                     1,875

 Commercial Banks  5.7%
 1st Source ss.                                        1,041         27

 Abigail Adams ss.                                     200           3

 Alabama National Bancorp ss.                          700           42

 Amcore Financial                                      1,200         34

 Arrow Financial ss.                                   659           20

 Associated Banc Corp.                                 4,854         156

 BanCorpSouth                                          3,325         76

 BancTrust Financial Group                             400           8

 Bank of Hawaii                                        2,400         113

 Banknorth Group                                       7,195         252

 Banner ss.                                            960           28

 Bay View Capital                                      480           8

 BNCCORP *ss.                                          300           4

 BOK Financial                                         2,536         113

 Boston Private Financial ss.                          1,459         36

 BWC Financial ss.                                     1,025         22

 Camden National ss.                                   900           31

 Capital Corp of the West ss.                          771           33

 Cathay Bancorp                                        2,474         92

 Center Bancorp ss.                                    970           12

 Century Bancorp, Class A ss.                          600           19

 Chemical Financial                                    873           32

 Chittenden                                            2,112         58

 Citizens Banking ss.                                  2,000         65

 City Holding Company                                  500           16

 City National                                         2,200         143

 CoBiz ss.                                             1,650         27

 Codorus VY Bancorp                                    420           8

 Colonial BancGroup                                    5,600         115

 Commerce Bancorp ss.                                  3,250         179

 Commerce Bancshares                                   2,963         142

 Community Banks ss.                                   1,044         30

 Community Bankshares of Indiana                       1,100         24

 Community First Bankshares                            2,000         64

 Compass Bancshares                                    5,150         226

 CPB                                                   1,273         35

 Cullen/Frost Bankers                                  2,200         102

 CVB Financial ss.                                     2,196         49

 East West Bancorp                                     2,200         74

 Farmers Capital Bank ss.                              700           24

 First Charter ss.                                     1,400         34

 First Citizens Bancshares                             400           47

 First Commonwealth Financial ss.                      3,200         44

 First Community Bancorp                               600           25

 First Financial Bancorp                               2,402         41

 First Financial Bankshares ss.                        712           29

 First Indiana ss.                                     1,075         22

 First M & F Corporation ss.                           500           17

 First Merchants ss.                                   1,083         27

 First Midwest Bancorp                                 2,056         71

 First National Bankshares                             1,891         46

 First of Long Island ss.                              450           19

 First Republic Bank                                   850           39

 First United                                          800           16

 FirstBank Puerto Rico                                 2,000         97

 FirstMerit                                            3,900         103

 FNB Corp. of North Carolina ss.                       700           12

 FNB Corp. ss.                                         1,836         41

 Frontier Financial ss.                                1,200         42

 Fulton Financial                                      5,468         117

 German American Bancorp ss.                           1,189         20

 Glacier Bancorp ss.                                   1,612         47

 Gold Banc ss.                                         2,000         27

 Greater Bay Bancorp ss.                               2,206         63

 Greater Community Bancorp ss.                         1,050         15

 Hancock Holding                                       1,500         48

 Harleysville National ss.                             1,141         28

 Hibernia, Class A                                     6,800         180

 Hudson United Bancorp                                 2,056         76

 IBERIABANK ss.                                        500           29

 Independent Bank                                      1,100         34

 Integra Bank ss.                                      1,100         24

 Interchange Financial Services ss.                    1,200         29

 International Bancshares                              2,078         76

 Irwin Financial ss.                                   1,500         39

 Main Street Banks ss.                                 1,000         31

 MB Financial ss.                                      1,400         55

 Mercantile Bankshares                                 3,500         168

 Mid-State Bancshares ss.                              900           23

 Midsouth Bancorp ss.                                  990           33

 Midwest Banc Holdings ss.                             1,400         27

 MidWestOne Financial ss.                              1,000         18

 National Penn Bancshares ss.                          1,187         38

 NBT Bancorp                                           1,780         42

 Northern States Financial ss.                         700           19

 Northrim Bank                                         700           15

 Old National Bancorp ss.                              2,879         72

 Omega Financial ss.                                   800           28

 Oriental Financial Group ss.                          1,127         30

 Pacific Capital Bancorp                               2,488         74

 Park National ss.                                     625           80

 Peoples Holding ss.                                   600           20

 Popular                                               11,600        305

 PrivateBancorp ss.                                    1,200         32

 Prosperity Bancshares ss.                             1,300         35

 Provident Bankshares                                  1,551         52

 Redwood Empire Bancorp                                450           13

 Republic Bancorp                                      3,596         55

 S&T Bancorp ss.                                       1,300         46

 Sandy Spring Bancorp ss.                              700           23

 Santander Bancorp ss.                                 1,875         47

 Signature Bank *ss.                                   1,000         27

 Silicon Valley Bancshares *                           1,500         56

 Sky Financial                                         4,714         118

 South Financial Group                                 3,054         86

 Southwest Bancorp of Texas                            3,100         62

 Southwest Bancorp of Oklahoma ss.                     1,300         29

 State Bancorp                                         1,126         25

 Sterling Bancshares                                   2,450         33

 Sterling Financial (Pennsylvania) ss.                 1,593         43

 Suffolk Bancorp ss.                                   800           24

 Summit Bancshares ss.                                 700           23

 Susquehanna Bancshares                                2,050         50

 SY Bancorp ss.                                        1,100         25

 TCF Financial                                         6,400         194

 Texas Regional Bancshares, Class A                    1,891         59

 The Savannah Bancorp ss.                              740           20

 Trustco Bank ss.                                      3,700         47

 Trustmark                                             2,300         71

 U.S.B. Holding Company                                1,535         39

 UCBH Holdings                                         2,200         86

 UMB Financial ss.                                       756           36

 Umpqua Holdings Corporation ss.                       1,900         43

 Union Bankshares ss.                                  753           23

 UnionBancal                                           6,400         379

 United Bankshares                                     2,000         69

 United Community Banks ss.                            1,650         40

 Unizan Financial ss.                                  776           21

 Valley National Bancorp ss.                           4,325         110

 WesBanco ss.                                          1,300         38

 West Coast Bancorp ss.                                1,220         25

 WestAmerica                                           1,400         77

 Westbank ss.                                          882           18

 Westcorp                                              2,200         94

 Whitney Holding                                       1,600         67

 Wilmington Trust                                      3,000         109

 Wintrust Financial ss.                                900           52

                                                                     7,865

 Consumer Finance  0.6%
 Advanta, Class A                                      1,466         33

 AmeriCredit *                                         6,600         138

 Asta Funding ss.                                      1,200         19

 Cash America Investments                              1,400         34

 CompuCredit *                                         2,400         45

 First Cash *                                          1,800         36

 First Marblehead *ss.                                 2,700         125

 Metris Companies *ss.                                 4,050         40

 Moneygram International                               3,900         67

 Nelnet, Class A *ss.                                  2,200         49

 Student Loan                                          1,020         145

 WFS Financial                                         1,800         84

 World Acceptance *ss.                                 1,700         39

                                                                     854

 Diversified Financial Services  0.8%
 Alliance Capital ss.                                  3,200         114

 California First National Bancorp                     500           7

 CapitalSource *ss.                                    4,900         109

 Chicago Mercantile Exchange Holdings ss.              1,400         226

 CIT Group                                             8,800         329

 Encore Capital *ss.                                   2,100         39

 eSpeed *                                              1,700         17

 Financial Federal *                                   700           26

 GATX                                                  1,600         43

 Instinet Group *                                      14,400        72

 Leucadia National ss.                                 3,036         172

 PDS Gaming *ss.                                       3,000         6

 Transnational Financial Network *                     3,400         2

                                                                     1,162

 Insurance  7.1%
 21st Century Insurance Group ss.                      3,300         44

 Alfa ss.                                              3,700         52

 Allmerica Financial *                                 2,300         62

 American Financial Group                              2,900         87

 American Medical Security *ss.                        1,100         35

 American National Insurance                           1,050         102

 AmerUs Life ss.                                       1,700         70

 Arch Capital Group *                                  1,500         58

 Argonaut Group *ss.                                   1,600         30

 Arthur J. Gallagher ss.                               4,100         136

 Assurant                                              5,900         153

 Baldwin & Lyons, Class B ss.                          1,075         27

 BancInsurance *                                       2,310         17

 Berkshire Hathaway, Class A *                         52            4,506

 Brown & Brown                                         2,700         123

 Citizens ss.                                          2,477         15

 Clark *                                               1,300         18

 CNA Financial *                                       9,900         238

 CNA Surety *                                          2,000         21

 Commerce Group                                        1,300         63

 Conseco *                                             6,100         108

 Cotton States Life Insurance                          2,100         41

 Danielson *ss.                                        1,900         12

 Delphi Financial, Class A                             1,406         56

 Erie Indemnity, Class A ss.                           2,700         138

 FBL Financial Group, Class A                          1,532         40

 Fidelity National Financial                           7,250         276

 Financial Industries Corporation *ss.                 800           7

 First American Financial                              3,800         117

 FPIC Insurance Group *ss.                             700           18

 Genworth Financial, Class A *                         20,900        487

 Great American Financial Resources                    2,600         40

 Harleysville Group                                    1,100         23

 HCC Insurance Holdings                                2,800         84

 Hilb Rogal and Hobbs ss.                              1,300         47

 Horace Mann Educators                                 2,100         37

 Infinity Property & Casualty                          1,100         32

 Kansas City Life Insurance ss.                        500           21

 LandAmerica Financial Group                           800           36

 Markel *ss.                                           460           142

 Merchants Group                                       600           14

 Mercury General                                       2,400         127

 Midland                                               1,200         33

 Nationwide Financial Services, Class A                2,400         84

 Navigators Group *                                    700           20

 Odyssey Re Holdings ss.                               3,000         66

 Ohio Casualty *                                       2,800         59

 Old Republic International                            7,225         181

 Penn-America Group                                    1,950         26

 Philadelphia Consolidated *                           900           50

 Phoenix Companies ss.                                 4,000         42

 PMA Capital, Class A *ss.                             1,200         9

 Presidential Life ss.                                 1,500         26

 ProAssurance *                                        1,320         46

 Protective Life                                       3,200         126

 Reinsurance Group of America                          2,550         105

 RLI ss.                                               1,000         38

 Selective Insurance                                   1,300         48

 StanCorp Financial Group                              1,300         93

 Standard Management *                                 1,400         4

 State Auto Financial                                  1,800         52

 Stewart Information Services                          1,100         43

 Transatlantic Holdings                                2,881         157

 Triad Guaranty *                                      600           33

 U.S.I. Holdings *ss.                                  1,900         26

 UICI                                                  2,100         69

 United Fire & Casualty ss.                            600           34

 Unitrin                                               2,900         121

 Universal American Financial *                        3,200         41

 Vesta Insurance ss.                                   1,600         7

 W. R. Berkley                                         3,575         151

 Wesco Financial                                       310           109

 White Mountains Insurance Group ss.                   350           184

 Zenith National                                       700           30

                                                                     9,873

 Real Estate  7.4%
 Agree Realty, REIT                                    800           23

 Alexanders, REIT *ss.                                 200           40

 Alexandria Real Estate, REIT                          800           53

 AMB Property, REIT                                    3,600         133

 American Financial Realty, REIT                       4,700         66

 American Home Mortgage Holdings, REIT ss.             2,195         61

 American Mortgage Acceptance, REIT                    1,500         25

 American Real Estate *                                1,800         38

 AmeriVest Properties, REIT ss.                        3,000         20

 Amli Residential Properties, REIT                     1,100         34

 Annaly Mortgage Management, REIT ss.                  5,100         87

 Anthracite Capital, REIT                              1,800         20

 Archstone-Smith Trust, REIT                           8,387         265

 Arden Realty, REIT                                    2,700         88

 Avalonbay Communities, REIT                           2,984         180

 Bedford Property Investors, REIT                      900           27

 BNP Residential Properties, REIT ss.                  700           10

 Boston Properties, REIT                               4,700         260

 Brandywine Realty Trust, REIT                         1,800         51

 BRE Properties, Class A, REIT                         2,100         81

 Camden Property Trust, REIT                           1,600         74

 Capital Automotive, REIT                              1,500         47

 Capital Properties, Class A ss.                       1,200         18

 Capital Properties, Class B **                        120           0

 CarrAmerica Realty, REIT                              2,200         72

 Catellus Development, REIT                            4,203         111

 CB Richard Ellis Group, Class A *                     3,100         72

 CBL & Associates Properties, REIT                     1,500         91

 Centerpoint Properties, REIT                          2,000         87

 Chelsea GCA, REIT ss.                                 2,000         134

 Colonial Properties Trust, REIT                       1,000         40

 Commercial Net Lease Realty, REIT                     2,200         40

 Cornerstone Realty Income Trust, REIT ss.             2,300         22

 Corporate Office Properties Trust, REIT               1,900         49

 Cousins Properties, REIT                              2,450         84

 Crescent Real Estate Equities, REIT                   4,200         66

 CRT Properties, REIT                                  1,400         30

 Developers Diversified Realty, REIT                   4,338         170

 Duke Realty, REIT                                     6,190         206

 EastGroup Properties, REIT                            1,000         33

 Entertainment Properties, REIT                        1,300         49

 Equity Inns, REIT                                     2,500         25

 Equity One, REIT ss.                                  3,500         69

 Essex Property Trust, REIT                            1,100         79

 Federal Realty Investment Trust, REIT                 2,300         101

 Felcor Lodging Trust, REIT *ss.                       2,400         27

 First Industrial Realty, REIT                         1,900         70

 Forest City Enterprises, Class A                      2,200         121

 Friedman, Billings, Ramsey Group, Class A, REIT ss.   6,125         117

 Gables Residential Trust, REIT ss.                    1,300         44

 General Growth Properties, REIT                       9,400         291

 Getty Realty, REIT ss.                                1,000         26

 Glenborough Realty Trust, REIT                        1,500         31

 Glimcher Realty Trust, REIT ss.                       1,300         32

 Global Signal, REIT                                   2,100         48

 Health & Retirement Properties, REIT                  7,700         85

 Health Care, REIT                                     2,200         77

 Health Care Property Investors, REIT                  5,600         146

 Healthcare Realty Trust, REIT                         2,100         82

 Heritage Property Investment Trust, REIT              2,000         58

 Hersha Hospitality Trust, REIT                        2,000         19

 Highwoods Properties, REIT                            2,300         57

 Home Properties of New York, REIT                     1,500         59

 Hospital Properties Trust, REIT                       3,000         127

 Host Marriott, REIT *                                 14,274        200

 Impac Mortgage Holdings, REIT                         3,000         79

 Innkeepers USA, REIT                                  2,600         32

 Investors Real Estate Trust, REIT ss.                 3,000         30

 IStar Financial, REIT                                 4,773         197

 Jones Lang Lasalle *                                  1,500         50

 Kilroy Realty, REIT                                   1,400         53

 Kimco Realty, REIT                                    4,650         239

 Kramont Realty Trust, REIT ss.                        1,600         30

 LaSalle Hotel Properties, REIT                        1,400         39

 Lexington Corporate Properties, REIT                  2,000         43

 Liberty Property Trust, REIT                          3,500         139

 LNR Property                                          800           50

 LTC Properties, REIT                                  2,400         43

 Macerich Company, REIT                                2,500         133

 Mack-Cali Realty, REIT                                2,500         111

 Maguire Properties, REIT                              1,800         44

 Manufactured Home Communities, REIT                   900           30

 MeriStar Hospitality, REIT *                          4,400         24

 Mid-America Apartment Communities, REIT               800           31

 Mills, REIT                                           2,200         114

 Monmouth Real Estate Investment, Class A, REIT        1,800         15

 National Health Investors, REIT                       1,600         46

 National Health Realty, REIT ss.                      1,100         21

 Nationwide Health Properties, REIT                    3,300         68

 New Century Financial, REIT ss.                       1,600         96

 New Plan Excel Realty, REIT                           4,300         108

 Newcastle Investment, REIT                            1,400         43

 NovaStar Financial, REIT ss.                          1,800         78

 Pan Pacific Retail Properties, REIT                   1,800         97

 Parkway Properties, REIT ss.                          400           19

 Pennsylvania, REIT                                    1,581         61

 Pittsburgh & West Virginia Railroad, REIT ss.         1,500         13

 PMC Commercial Trust, REIT                            1,688         26

 Post Properties, REIT                                 2,000         60

 Prentiss Properties Trust, REIT                       1,800         65

 PS Business Parks, REIT                               800           32

 Public Storage, REIT                                  5,500         273

 Ramco-Gershenson Properties, REIT ss.                 1,200         33

 Rayonier, REIT                                        2,371         107

 Realty Income, REIT ss.                               1,800         81

 Reckson Associates Realty, REIT                       2,700         78

 Redwood Trust, REIT ss.                               900           56

 Regency Centers, REIT                                 2,800         130

 Resource Asset Investment Trust, REIT                 1,400         38

 Rouse, REIT                                           4,400         294

 Saul Centers, REIT                                    1,400         46

 Senior Housing Properties, REIT                       2,460         44

 Shelbourne Properties II, REIT **                     200           3

 Shelbourne Properties III, REIT **                    1,200         1

 Shurgard Storage Centers, REIT                        2,100         81

 Sizeler Property Investors, REIT ss.                  1,100         10

 SL Green Realty, REIT                                 1,700         88

 St. Joe                                               3,200         153

 Strategic Hotel Capital, REIT                         1,500         20

 Summit Properties, REIT                               1,400         38

 Sun Communities, REIT                                 1,100         43

 Tanger Factory Outlet Centers, REIT                   800           36

 Taubman Centers, REIT                                 2,000         52

 Thornburg Mortgage, REIT ss.                          3,500         102

 Trammell Crow *                                       1,400         22

 Trizec Properties, REIT                               6,300         101

 United Dominion Realty Trust, REIT                    5,600         111

 Universal Health Realty Income Trust, REIT ss.        1,000         30

 Urstadt Biddle Properties, Class A, REIT ss.          1,500         23

 Urstadt Biddle Properties,  REIT                      1,500         22

 Vencor, REIT                                          3,900         101

 Vornado Realty Trust, REIT                            5,400         338

 Washington SBI, REIT                                  2,100         64

 Weingarten Realty Investors, REIT                     3,650         121

 Wellsford Real Properties *                           900           14

 WP Carey & Co ss.                                     1,500         45

                                                                     10,206

 Thrifts & Mortgage Finance  3.0%
 Ameriana Bancorp                                      960           16

 Anchor Bancorp Wisconsin ss.                          1,000         26

 Astoria Financial                                     3,500         124

 Bank Mutual                                           4,234         51

 BankAtlantic, Class A                                 2,700         49

 BankUnited Financial *                                1,700         50

 BostonFed Bancorp                                     600           26

 Brookline Bancorp ss.                                 2,249         35

 Camco                                                 700           10

 Capital Crossing Bank *                               1,000         25

 Capitol Federal Financial ss.                         3,200         103

 Charter Financial ss.                                 800           27

 Charter Municipal Mortgage Acceptance ss.             1,700         37

 Commercial Federal                                    2,000         54

 Cooperative Bankshares ss.                            1,100         26

 CORUS Bankshares                                      1,600         69

 Delta Financial ss.                                   3,100         27

 Dime Community Bancshares                             2,100         35

 Doral Financial                                       4,800         199

 Downey Financial                                      1,200         66

 Federal Agricultural Mortgage Corporation, Class A *  700           13

 First Busey ss.                                       1,500         29

 First Federal Bancorp of Ohio                         1,300         17

 First Federal Bancshares of Arkansas                  1,500         31

 First Niagra Financial                                3,871         52

 First Place Financial ss.                             1,749         35

 FirstFed Financial *                                  800           39

 Flagstar Bancorp ss.                                  2,750         59

 Flushing Financial                                    1,575         30

 Fremont General ss.                                   3,500         81

 Greenpoint Financial                                  5,850         271

 Harbor Florida Bancshares                             1,400         44

 Hingham Institution for Savings ss.                   400           17

 Home Federal Savings Bank                             400           10

 Horizon Financial ss.                                 1,025         20

 Hudson City Bancorp                                   8,400         300

 Independence Community Bank                           3,954         154

 IndyMac Mortgage Holdings                             2,600         94

 Logansport Financial                                  800           15

 MAF Bancorp                                           1,853         80

 Matrix Bancorp *                                      1,300         16

 Net Bank ss.                                          2,269         23

 New Hampshire Thrift                                  400           11

 New York Community Bancorp ss.                        11,714        241

 Newalliance Bancshares                                4,900         70

 NewMil Bancorp                                        700           21

 Northwest Bancorp                                     2,500         57

 Ocwen Financial *ss.                                  2,400         22

 People's Bank                                         4,050         145

 Peoples Community Bancorp                             600           14

 PFF Bancorp                                           980           37

 PMI Group                                             4,100         166

 Pocahontas Bancorp                                    1,000         17

 Provident Bancorp                                     3,102         36

 Provident Financial Services                          3,400         59

 R&G Financial, Class B                                1,600         62

 Radian                                                4,008         185

 Riverview Bancorp ss.                                 500           11

 Sound Federal Bancorp                                 1,390         20

 Sovereign Bancorp                                     643           14

 Sterling Financial (Washington)                       1,412         50

 Union Community Bancorp                               900           16

 W Holdings Company                                    4,819         92

 Washington Federal                                    3,817         96

 Washington Savings Bank ss.                           1,300         17

 Waypoint Financial                                    1,995         55

 Webster Financial                                     2,156         106

 Western Ohio Financial                                800           27

 Woronoco Bancorp ss.                                  600           23

 WSFS Financial                                        700           35

                                                                     4,190

 Total Financials                                                    36,025

 HEALTH CARE  11.1%
 Biotechnology  3.6%
 Abgenix *                                             4,300         42

 Affymetrix *ss.                                       2,660         82

 Albany Molecular Research *ss.                        2,300         22

 Alexion Pharmaceutical *ss.                           1,200         22

 Alkermes *ss.                                         4,400         51

 Allos Therapeutics *ss.                               2,500         5

 Amylin Pharmaceuticals *ss.                           4,100         84

 Aphton *ss.                                           3,600         13

 Arena Pharmaceuticals *ss.                            2,500         11

 Ariad Pharmaceuticals *ss.                            2,900         19

 Arqule *ss.                                           3,000         14

 Array BioPharma *ss.                                  3,200         22

 AVI BioPharma *ss.                                    3,100         6

 Avigen *ss.                                           1,600         6

 BioCryst Pharmaceuticals *ss.                         1,800         9

 BioMarin Pharmaceutical *ss.                          3,800         20

 Biopure *                                             4,700         2

 BioSource International *ss.                          2,400         17

 BioSphere Medical *                                   2,100         7

 Celera Genomics *                                     2,993         35

 Celgene *                                             3,500         204

 Cell Genesys *                                        2,800         25

 Cell Therapeutics *ss.                                3,400         23

 Cephalon *ss.                                         2,300         110

 Cepheid *ss.                                          2,900         25

 Charles River Laboratories International *            1,900         87

 Ciphergen Biosystems *ss.                             3,000         12

 Corixa *ss.                                           4,501         19

 Cubist Pharmaceuticals *ss.                           1,900         19

 CuraGen *ss.                                          3,100         17

 CV Therapeutics *ss.                                  1,900         24

 Digene *                                              1,200         31

 Diversa *                                             2,750         23

 Dyax *ss.                                             1,700         13

 Encysive Pharmaceuticals *ss.                         4,000         36

 EntreMed *ss.                                         1,600         3

 Enzo Biochem *ss.                                     2,019         30

 Enzon Pharmaceuticals *                               2,070         33

 EXACT Sciences *ss.                                   4,000         13

 Exelixis *                                            2,600         21

 Eyetech Pharmaceuticals *ss.                          1,700         58

 Gen-Probe *                                           2,200         88

 Genaera Pharmaceuticals *ss.                          3,500         14

 Gene Logic *ss.                                       3,160         12

 Genecor International *                               2,600         42

 Genentech *                                           27,840        1,459

 Harvard Bioscience *ss.                               2,600         11

 Human Genome Sciences *ss.                            5,080         55

 ICOS *ss.                                             2,700         65

 Idenix Pharmaceuticals *                              2,100         34

 ILEX Oncology *                                       2,000         50

 Imclone Systems *                                     3,343         177

 Immune Response *ss.                                  2,900         3

 ImmunoGen *ss.                                        3,300         17

 Immunomedics *ss.                                     4,800         13

 Incyte Genomics *ss.                                  4,400         42

 Indevus Pharmaceuticals *ss.                          3,400         24

 InterMune *ss.                                        1,300         15

 Introgen Therapeutics *ss.                            2,600         16

 Kosan Biosciences *ss.                                2,100         12

 La Jolla Pharmaceutical *ss.                          4,600         14

 Lexicon Genetics *ss.                                 4,800         32

 Ligand Pharmaceuticals, Class B *ss.                  3,000         30

 Lipid Sciences *ss.                                   2,800         14

 Luminex *ss.                                          2,600         19

 Martek Biosciences *ss.                               1,200         58

 Matritech *ss.                                        2,600         3

 Maxygen *                                             2,500         25

 Medarex *ss.                                          5,700         42

 Millennium Pharmaceuticals *                          12,559        172

 Myriad Genetics *ss.                                  1,400         24

 NeoPharm *ss.                                         782           7

 NeoRx *ss.                                            2,500         4

 Neose Technologies *ss.                               2,100         16

 Neurocrine Biosciences *ss.                           1,600         75

 Neurogen *ss.                                         2,300         15

 Novavax *ss.                                          4,000         13

 NPS Pharmaceuticals *ss.                              1,600         35

 ONYX Pharmaceuticals *ss.                             1,400         60

 OraSure Technologies *ss.                             2,800         18

 Orchid Biosciences *ss.                               3,860         31

 Oscient Pharmaceuticals *ss.                          4,800         17

 OSI Pharmaceuticals *ss.                              1,600         98

 Pharmacopeia Drug Discovery *                         2,100         10

 Pharmacyclics *ss.                                    2,600         27

 Pharmion *                                            1,300         67

 Progenics Pharmaceuticals *ss.                        1,400         21

 Protein Design Labs *                                 3,900         76

 Regeneron Pharmaceuticals *ss.                        2,600         23

 Sangamo BioSciences *                                 3,100         15

 Savient Pharmaceuticals *                             4,700         11

 Seattle Genetics *ss.                                 3,000         20

 Sequenom *                                            3,100         3

 Seracare Life Sciences *ss.                           900           11

 Serologicals *ss.                                     1,200         28

 Sirna Therapeutics *ss.                               3,300         10

 Tanox *ss.                                            1,700         29

 Techne *                                              2,000         76

 Telik *ss.                                            1,700         38

 Third Wave Technologies *ss.                          5,600         39

 Titan Pharmaceuticals *                               3,900         9

 Transkaryotic Therapies *ss.                          2,100         37

 Trimeris *ss.                                         1,300         20

 United Therapeutics *                                 900           31

 VaxGen *                                              1,600         21

 Vertex Pharmaceuticals *ss.                           3,710         39

 Vicuron Pharmaceuticals *                             2,200         32

 XOMA *ss.                                             5,100         12

                                                                     4,991

 Health Care Equipment & Supplies  2.7%
 ABIOMED *ss.                                          3,400         30

 Advanced Neuromodulation Systems *ss.                 950           29

 AeroGen *ss.                                          3,900         9

 Align Technology *                                    3,300         50

 American Bio Medica *ss.                              3,000         3

 American Medical Systems *                            1,400         51

 Analogic                                              500           21

 Arrhythmia Research ss.                               700           18

 Arrow International                                   1,900         57

 ArthroCare *ss.                                       1,800         53

 Beckman Coulter                                       2,700         151

 Bio-Rad Laboratories, Class A *                       1,100         56

 Biosite Diagnostics *ss.                              800           39

 Bioveris *                                            2,100         13

 Bruker Biosciences *                                  4,600         16

 Candela Laser *ss.                                    3,200         37

 Cerus *ss.                                            1,970         5

 Closure Medical *ss.                                  1,100         16

 Conceptus *ss.                                        2,000         19

 CONMED *                                              1,450         38

 Cooper Companies                                      1,600         110

 CTI Molecular Imaging *                               2,100         17

 Cyberonics *ss.                                       1,300         27

 Cytyc *                                               5,000         121

 Dade Behring Holdings *                               1,700         95

 Datascope                                             900           34

 Dentsply International                                3,500         182

 Diagnostic Products                                   1,200         49

 DJ Orthopedics *                                      1,300         23

 Edwards Lifesciences *                                2,800         94

 EPIX Pharmaceuticals *                                1,500         29

 Exactech *ss.                                         900           18

 Haemonetics *                                         1,000         33

 Hillenbrand Industries                                2,600         131

 ICU Medical *ss.                                      1,000         26

 IDEXX Laboratories *                                  1,500         76

 Immucor *                                             2,700         67

 INAMED *                                              1,550         74

 Integra LifeSciences *ss.                             1,200         39

 Intuitive Surgical *                                  1,500         37

 Invacare ss.                                          1,500         69

 Inverness Medical Innovations *ss.                    1,200         25

 Invitrogen *                                          2,275         125

 Kensey Nash *ss.                                      900           24

 Kinetic Concepts *                                    2,700         142

 Kyphon *ss.                                           1,500         37

 Lifecore Biomedical *                                 1,700         12

 Matthews International, Class A                       1,500         51

 Medical Action Industries *                           1,100         18

 Medwave *ss.                                          1,300         6

 Mentor ss.                                            1,800         61

 Meridian Bioscience ss.                               1,500         20

 Merit Medical Systems *                               2,065         31

 Microhelix *                                          3,300         1

 Mine Safety Appliances                                1,800         73

 Molecular Devices *                                   1,150         27

 North American Scientific *                           1,800         9

 Novoste *ss.                                          900           1

 Ocular Sciences *                                     1,100         53

 PolyMedica                                            1,200         37

 Possis *                                              1,300         20

 ResMed *ss.                                           1,700         81

 Respironics *                                         1,600         85

 Rita Medical Systems *ss.                             1,010         4

 Rochester Medical *ss.                                800           7

 Sola *                                                1,100         21

 Sonic Innovations *ss.                                1,900         9

 SonoSite *ss.                                         1,200         31

 Steris *                                              2,800         61

 SurModics *ss.                                        1,000         24

 Sybron Dental Specialties *                           1,700         50

 Synovis Life Technologies *ss.                        700           7

 Theragenics *                                         1,200         4

 Thoratec *                                            2,202         21

 Trestle Holdings *                                    2,300         5

 Trimedyne *ss.                                        3,000         2

 Urologix *ss.                                         1,900         12

 Varian *                                              1,400         53

 Varian Medical Systems *                              6,000         207

 Ventana Medical Systems *ss.                          1,000         50

 Viasys Healthcare *                                   1,100         18

 VISX *                                                2,700         56

 Vital Signs ss.                                       1,000         32

 West Pharmaceutical Services ss.                      1,400         29

 Wilson Greatbatch Technologies *ss.                   900           16

 Wright Medical Group *                                1,300         33

 Zoll Medical *                                        800           27

                                                                     3,780

 Health Care Providers & Services  3.3%
 Accredo Health *                                      2,191         52

 Advisory Board *                                      1,000         34

 Alliance Imaging *                                    3,400         25

 Allscripts Healthcare *                               2,700         24

 AMERIGROUP *ss.                                       1,100         62

 AMN Healthcare Services *ss.                          1,205         14

 AmSurg, Class A *ss.                                  1,450         31

 Apria Healthcare *                                    2,300         63

 Beverly Enterprises *ss.                              4,800         36

 Capital Senior Living *                               2,400         12

 Carriage Services *ss.                                1,600         8

 Cerner *ss.                                           1,600         69

 Chemed                                                400           22

 Community Health System *                             4,400         117

 Comprehensive Care *                                  3,500         4

 Computer Programs and Systems                         500           10

 CorVel *                                              700           21

 Covance *                                             2,800         112

 Coventry Health Care *                                3,750         200

 Cross Country Healthcare *ss.                         1,100         17

 CryoLife *ss.                                         2,000         15

 D&K Healthcare                                        1,200         12

 Davita *                                              4,500         140

 Dendrite International *                              2,000         32

 E Research Technology *ss.                            2,250         30

 Eclipsys *ss.                                         1,800         28

 First Health Group *                                  3,800         61

 Five Star Quality Care *ss.                           2,300         16

 Genesis Healthcare *                                  750           23

 Gentiva Health Services *                             1,650         27

 Hanger Orthopedic Group *ss.                          1,500         8

 Health Net *                                          5,100         126

 Henry Schein *                                        2,000         125

 HMS Holdings *ss.                                     2,000         13

 Hooper Holmes                                         3,900         17

 IDX Systems *                                         1,400         45

 Inveresk Research Group *                             1,700         63

 Kindred Healthcare *                                  1,414         34

 LabOne *                                              800           23

 Laboratory Corporation of America *                   6,420         281

 LCA-Vision ss.                                        1,200         31

 Lifeline Systems *                                    1,100         27

 LifePoint Hospitals *                                 1,600         48

 Lincare Holdings *                                    4,200         125

 Magellan Health Services *                            1,600         58

 Matria Healthcare *ss.                                1,100         31

 Medical Staffing Network *ss.                         1,300         8

 Merge Technologies *                                  700           12

 MIM Corporation *ss.                                  2,600         15

 National Data                                         1,600         26

 National Healthcare ss.                               500           14

 National Wireless Holdings ss.                        900           16

 NeighborCare *                                        1,700         43

 OCA *ss.                                              2,500         12

 Odyssey Healthcare *ss.                               1,700         30

 Omnicare                                              4,200         119

 Omnicell *ss.                                         1,600         21

 OPTION CARE                                           1,650         26

 Owens & Minor                                         1,700         43

 PacifiCare Health Systems *                           3,700         136

 Parexel International *ss.                            1,500         29

 Patterson Companies *ss.                              2,900         222

 PDI *                                                 1,150         31

 Pediatrix Medical Group *                             1,000         55

 Per-Se Technologies *ss.                              1,700         23

 Pharmaceutical Product Dev. *                         2,600         94

 PHC, Class A *                                        3,100         4

 Priority Healthcare, Class B *ss.                     2,094         42

 Province Healthcare *                                 2,000         42

 ProxyMed *ss.                                         306           3

 PSS World Medical *                                   2,500         25

 Q-Med *ss.                                            1,900         14

 Radiologix *                                          2,200         8

 RehabCare Group *                                     1,100         25

 Renal Care Group *                                    3,300         106

 Res-Care *                                            1,900         22

 Select Medical                                        4,200         56

 Service Corp. International *                         12,600        78

 SFBC International *                                  1,200         32

 Sierra Health Services *ss.                           1,100         53

 Specialty Laboratories *ss.                           1,200         13

 Stewart Enterprises, Class A *                        4,000         28

 Sunrise Senior Living *ss.                            900           32

 Symbion *                                             1,300         21

 Triad Hospitals *                                     3,316         114

 Tripos *                                              2,500         11

 TriZetto Group *ss.                                   3,300         19

 U.S. Physical Therapy *                               1,000         14

 United Surgical Partners International *              1,200         41

 Universal Health Services                             2,500         109

 VCA Antech *                                          3,400         70

 VitalWorks *                                          3,000         11

 WebMD *ss.                                            13,837        96

 WellChoice *                                          3,500         131

                                                                     4,567

 Pharmaceuticals  1.5%
 aaiPharma *ss.                                        1,500         2

 Adolor *ss.                                           1,500         17

 Alpharma, Class A                                     2,600         48

 American Pharmaceutical *ss.                          3,000         83

 Andrx *                                               3,100         69

 Antigenics *ss.                                       2,400         14

 Atherogenics *ss.                                     1,800         59

 Atrix Laboratory *                                    1,100         34

 Barr Pharmaceuticals *                                4,325         179

 Bone Care International *                             900           22

 Bradley Pharmaceuticals *ss.                          1,100         22

 Cellegy Pharmaceuticals *ss.                          2,400         10

 Columbia Laboratories *ss.                            3,400         10

 Connetics *ss.                                        1,700         46

 Discovery Partners *                                  2,300         11

 Emisphere Technologies *ss.                           1,900         6

 Endo Pharmaceutical *                                 5,700         105

 Eon Labs *                                            4,000         87

 First Horizon Pharmaceutical *ss.                     1,800         36

 Impax Laboratories *ss.                               2,300         35

 InKine Pharmaceutical *ss.                            3,400         17

 Inspire Pharmaceuticals *ss.                          1,600         25

 IVAX *                                                10,796        207

 K-V Pharmaceutical, Class A *ss.                      2,150         38

 Kos Pharmaceuticals *                                 1,700         61

 Medicines Company *ss.                                1,900         46

 Medicis Pharmaceutical, Class A                       2,400         94

 MGI Pharma *                                          3,000         80

 Nektar Therapeutics *ss.                              3,300         48

 Noven Pharmaceuticals *                               1,600         33

 Orphan Medical *ss.                                   1,100         12

 Pain Therapeutics *ss.                                2,900         21

 Par Pharmaceutical *                                  1,700         61

 Penwest Pharmaceuticals *ss.                          1,300         15

 Perrigo                                               3,000         62

 Point Therapeutics *ss.                               3,300         15

 Salix Pharmaceuticals *ss.                            1,950         42

 Sepracor *ss.                                         3,700         180

 Valeant Pharmaceuticals ss.                           3,600         87

 VIVUS *ss.                                            3,100         14

                                                                     2,053

 Total Health Care                                                   15,391

 INDUSTRIALS & BUSINESS SERVICES  9.8%
 Aerospace & Defense  1.0%
 AAR *                                                 1,500         19

 Alliant Techsystems *                                 1,675         101

 Allied Research *ss.                                  600           11

 Armor Holdings *                                      800           33

 Aviall *                                              1,400         29

 BE Aerospace *                                        2,300         21

 Cubic Corp ss.                                        1,100         25

 Curtiss-Wright                                        1,000         57

 DRS Technologies *                                    701           26

 Ducommun *ss.                                         700           16

 Edac Technologies *ss.                                4,500         8

 EDO                                                   1,200         33

 Engineered Support System                             975           45

 Environmental Tectonics *ss.                          400           3

 Esterline Technologies *                              900           28

 GenCorp ss.                                           2,800         38

 HEICO, Class A                                        620           8

 Hexcel *ss.                                           3,000         41

 Innovative Solutions and Support *ss.                 1,400         34

 InVision *ss.                                         900           40

 Kaman, Class A ss.                                    800           10

 KVH Industries *ss.                                   1,200         9

 L-3 Communication ss.                                 4,380         293

 Ladish Company *                                      2,400         22

 Mercury Computer Systems *                            800           22

 MTC Technologies *ss.                                 1,100         30

 Orbital Sciences *ss.                                 2,500         29

 Pemco Aviation Group *ss.                             300           8

 Precision Castparts                                   2,554         153

 Sequa, Class A *                                      500           26

 SPACEHAB *ss.                                         5,700         14

 Sypris Solutions                                      700           10

 Teledyne Technologies *                               900           23

 Triumph Group *                                       600           20

 United Defense Industries *                           2,100         84

 United Industrial                                     1,300         43

                                                                     1,412

 Air Freight & Logistics  0.5%
 C.H. Robinson Worldwide                               3,500         162

 CNF                                                   2,300         94

 EGL *                                                 2,200         67

 Expeditors International of Washington                4,400         228

 Forward Air *                                         1,000         40

 Pacer International *                                 1,700         28

 Park Ohio Holdings *ss.                               1,900         34

                                                                     653

 Airlines  0.3%
 AirTran *ss.                                          4,000         40

 Alaska Air Group *ss.                                 1,200         30

 America West Holdings, Class B *ss.                   2,600         14

 AMR *ss.                                              6,700         49

 ATA Holdings *ss.                                     1,800         4

 Continental Airlines, Class B *ss.                    3,000         26

 ExpressJet Holdings *ss.                              2,600         26

 FLYi *ss.                                             4,100         16

 Frontier Airlines *ss.                                2,450         19

 JetBlue Airways *ss.                                  4,375         91

 Midwest Express Holdings *ss.                         1,700         5

 Northwest Airlines *ss.                               4,700         39

 SkyWest                                               2,600         39

                                                                     398

 Building Products  0.3%
 AAON *                                                950           17

 Advanced Envir Recycle, Class A *                     4,000         6

 American Woodmark ss.                                 1,000         37

 Ameron International                                  700           23

 Apogee Enterprises                                    1,300         17

 ElkCorp                                               800           22

 Griffon *                                             1,100         23

 Jacuzzi Brands *                                      3,200         30

 Lennox International                                  2,700         40

NCI Building Systems *                                 700           22

 Simpson Manufacturing ss.                             900           57

 Trex *ss.                                             600           27

 Universal Forest Products                             800           27

 USG *ss.                                              1,700         31

 York International                                    1,800         57

                                                                     436

 Commercial Services & Supplies  3.2%
 A. T. Cross, Class A *                                2,800         16

 Ablest *                                              1,700         11

 ABM Industries                                        1,900         38

 Adesa *                                               8,000         131

 Administaff *                                         1,100         13

 Airlease ss.                                          2,800         0

 American Locker Group *                               1,300         14

 ARAMARK, Class B                                      7,800         188

 Avalon Correctional Services *                        2,300         5

 Banta                                                 1,000         40

 Bowne                                                 1,800         23

 Brady, Class A                                        1,000         49

 Bright Horizons Family Solutions *                    600           33

 Brinks                                                2,449         74

 Career Education *                                    4,400         125

 Casella Waste Systems, Class A *                      900           11

 CDI                                                   700           14

 Central Parking ss.                                   1,400         19

 Cenveo *ss.                                           3,500         12

 ChoicePoint *                                         3,524         150

 Consolidated Graphics *                               800           34

 Copart *                                              3,850         73

 Corinthian Colleges *                                 3,800         51

 Cornell Companies *                                   400           5

 Corporate Executive Board                             1,700         104

 Corrections Corp of America *                         1,767         62

 CoStar Group *                                        900           44

 Devry *ss.                                            3,200         66

 DiamondCluster International *                        3,650         45

 Dun & Bradstreet *                                    3,100         182

 Duratek *                                             1,600         28

 Ecology and Environment, Class A                      1,900         17

 Education Management *                                3,100         83

 Electro Rent                                          1,700         19

 Electronic Clearing House *ss.                        1,200         11

 Ennis Business Forms                                  1,100         24

 EVCI Career Colleges *                                1,600         11

 Exult *ss.                                            5,200         27

 FIND/SVP *ss.                                         3,000         6

 First Consulting Group *                              2,700         13

 Food Technology Service *                             3,700         3

 Franklin Covey *                                      2,900         5

 FTI Consulting *ss.                                   1,450         27

 G & K Services, Class A                               800           32

 General Binding *                                     1,300         18

 GEO *ss.                                              1,100         22

 Greg Manning Auctions *ss.                            2,300         26

 Heidrick & Struggles International *ss.               800           23

 Herman Miller                                         3,400         84

 HNI Corporation                                       2,700         107

 Hudson Technologies *                                 4,200         4

 ICT Group *                                           1,900         14

 Ikon Office Solutions                                 6,200         75

 Imagistics International *ss.                         700           24

 Innotrac *ss.                                         2,300         20

 Insurance Auto Auctions *                             300           5

 Ionics *ss.                                           700           19

 ITT Educational Services *ss.                         1,900         68

 John H. Harland ss.                                   1,100         34

 Kelly Services, Class A                               1,500         40

 KForce *                                              3,056         26

 Korn/Ferry *                                          2,100         38

 Labor Ready *ss.                                      2,200         31

 Laureate *                                            1,834         68

 Learning Tree International *ss.                      1,100         16

 Manpower                                              3,664         163

 McGrath RentCorp                                      400           15

 Mobile Mini *ss.                                      600           15

 Multi-Color *ss.                                      875           13

 NCO Group *ss.                                        1,708         46

 On Assignment *ss.                                    3,200         14

 PICO Holdings *                                       1,100         21

 Prepaid Legal Services *ss.                           1,100         28

 PRG-Schultz International *ss.                        3,350         19

 Republic Services                                     6,700         199

 Resources Connection *                                1,200         45

 Rollins                                               1,950         47

 School Specialty *                                    776           31

 ServiceMaster                                         12,350        159

 Sotheby's, Class A *                                  2,300         36

 SOURCECORP *                                          1,200         27

 Spherion *                                            2,700         21

 Standard Register                                     800           8

 Steelcase, Class A                                    6,300         88

 Stericycle *                                          1,800         83

 Strategic Distribution                                1,500         23

 Strayer Education                                     450           52

 TeleTech Holdings *                                   4,640         44

 Tetra Tech *                                          2,400         30

 The Princeton Review *ss.                             2,800         21

 TRC *ss.                                              700           13

 TRM Copy Centers *                                    800           15

 United Rentals *                                      3,000         48

 United Stationers *                                   1,200         52

 Universal Technical Institute *ss.                    1,200         36

 Viad                                                  1,175         28

 Volt Information Sciences *                           1,000         29

 Waste Connections *                                   1,950         62

 Watson Wyatt                                          1,600         42

 West Corporation *                                    3,200         93

                                                                     4,366

 Construction & Engineering  0.3%
 Dycom Industries *                                    2,233         63

 EMCOR Group *                                         800           30

 Englobal *                                            2,000         3

 Granite Construction ss.                              2,225         53

 Insituform Technologies *                             900           17

 Integrated Electrical Services *                      2,700         13

 Jacobs Engineering Group *                            2,500         96

 Mastec *ss.                                           4,050         21

 Michael Baker *                                       1,400         22

 Quanta Services *ss.                                  5,200         31

 Shaw Group *ss.                                       2,400         29

 URS Corp. *                                           1,900         51

 Xanser *                                              5,700         14

                                                                     443

 Electrical Equipment  0.7%
 A.O. Smith                                            1,100         27

 Acuity Brands                                         1,800         43

 American Superconductor *ss.                          1,100         14

 AMETEK                                                2,900         88

 Arotech *ss.                                          5,100         8

 Artesyn Technologies *ss.                             1,600         16

 Baldor Electric                                       1,300         31

 Beacon Power Corp. *                                  9,300         5

 BTU International *                                   2,400         9

 C&D Technologies                                      1,000         19

 Capstone Turbine *ss.                                 5,800         9

 Channell Commercial *                                 1,700         6

 Chase                                                 1,100         18

 Encore Wire *ss.                                      1,800         24

 Energy Conversion Devices *ss.                        1,800         24

 Exx, Class A *                                        1,400         2

 Franklin Electric                                     1,000         40

 Fuelcell Energy *ss.                                  1,500         15

 General Cable *ss.                                    3,500         37

 Genlyte Group *                                       600           39

 Global Power Equipment *                              2,200         16

 Hubbell, Class B                                      2,700         121

 II-VI *                                               1,000         35

 Intermagnetics General *ss.                           1,212         28

 LSI Industries ss.                                    1,125         12

 MagneTek *ss.                                         2,100         16

 Medis Technologies *ss.                               2,000         22

 Orbit International *                                 1,000         6

 Oryx Technology *                                     2,100         8

 Plug Power *ss.                                       3,900         25

 Powell Industries *                                   600           10

 Regal-Beloit                                          1,200         29

 Thomas & Betts                                        2,500         67

 Vicor ss.                                             1,800         18

 Woodward Governor                                     600           40

                                                                     927

 Industrial Conglomerates  0.3%
 Alleghany                                             333           91

 Carlisle Companies                                    1,500         96

 Roper Industries                                      1,600         92

 Teleflex                                              1,700         72

 Tredegar                                              1,900         35

 Walter Industries ss.                                 2,400         38

                                                                     424

 Machinery  1.9%
 A.S.V. *                                              800           30

 Actuant, Class A *                                    1,210         50

 AGCO *                                                3,600         81

 Albany International                                  1,710         51

 American Science Engineering *ss.                     700           23

 Astec Industries *                                    1,400         27

 Barnes Group                                          1,000         28

 Briggs & Stratton                                     800           65

 CLARCOR                                               900           43

 Columbus McKinnon *ss.                               1,200         11

 Cuno *                                                700           40

 Donaldson ss.                                        3,800         108

 EnPro Industries *                                   2,000         48

 ESCO Electronics *                                    700           47

 Federal Signal ss.                                    2,200         41

 Flowserve *                                           2,500         61

 Global Payment Technologies *                         1,500         6

 Graco                                                 3,087         103

 Graham ss.                                            900           11

 Greenbrier Companies                                  1,200         29

 Harsco                                                1,900         85

 Hurco Companies *ss.                                  2,300         31

 IDEX                                                  2,400         82

 JLG Industries ss.                                    1,800         30

 Joy Global                                            2,000         69

 Kaydon                                                1,300         37

 Kennametal                                            1,400         63

 Lincoln Electric Holdings                             2,000         63

 Lindsay Manufacturing                                 750           20

 Manitowoc                                             1,300         46

 Met-Pro                                               933           12

 Milacron *                                            4,600         14

 Mueller Industries                                    1,500         64

 NACCO Industries                                      300           26

 Nordson                                               1,600         55

 Oshkosh Truck                                         1,600         91

 Pentair                                               4,200         147

 Reliance Steel & Aluminum                           1,300         52

 Robbins & Myers ss.                                   700           15

 SPX                                                   3,336         118

 Stewart & Stevenson                                   1,100         20

 Tecumseh Products, Class A                            800           34

 Tennant                                               700           28

 Terex *                                               1,800         78

 Thomas Industries                                     800           25

 Timken                                                3,500         86

 Titan International ss.                               1,600         15

 Toro                                                  1,100         75

 Trinity Industries ss.                                1,800         56

 Turbochef Technologies *ss.                           1,200         6

 Twin Disc ss.                                         900           22

 Valmont Industries                                    1,400         29

 Wabash National *                                     1,800         50

 Wabtec                                                2,300         43

 Watts Industries, Class A                             1,100         30

 Wolverine Tube *                                      1,700         20

                                                                     2,640

 Marine  0.1%
 Alexander & Baldwin                                   2,000         68

 Kirby Corporation *                                   1,200         48

 Overseas Shipholding Group ss.                        1,500         74

                                                                     190

 Road & Rail  0.9%
 Allied Holdings *ss.                                  3,500         9

 Amerco *ss.                                           1,900         72

 Arkansas Best                                         1,300         48

 Dollar Thrifty Auto Group *                           1,000         24

 Florida East Coast Industries ss.                     1,400         53

 Genesee & Wyoming, Class A *                          1,512         38

 Heartland Express                                     3,268         60

 J.B. Hunt Transport Services                          3,400         126

 Kansas City Southern Industries *ss.                  2,600         39

 Knight Transportation *                               2,250         48

 Laidlaw International *                               4,200         69

 Landstar Systems *                                    1,400         82

 Old Dominion Freight Line *                           1,575         45

 Overnite                                              1,100         35

 Patriot Transportation Holdings *                     500           16

 Pioneer Railcorp, Class A                             2,700         7

 RailAmerica *                                         1,600         18

 Sirva *                                               2,900         66

 Swift Transportation *                                3,490         59

 Transport Corp of America *ss.                        2,100         17

 U.S. Xpress Enterprises *                             600           11

 USA Truck *                                           1,600         20

 USF Corporation                                       1,300         47

 Werner Enterprises                                    3,466         67

 Yellow Roadway *                                      2,097         98

                                                                     1,174

 Trading Companies & Distributors  0.3%
 Applied Industrial Technologies                       800           29

 Fastenal ss.                                          3,000         173

 Hughes Supply                                         2,200         66

 Lawson Products ss.                                   700           29

 MSC Industrial Direct                                 2,300         78

 NuCo2 *ss.                                            700           14

 Valley National Gases                                 3,800         35

 Watsco                                                1,400         42

                                                                     466

 Total Industrials & Business Services                               13,529

 INFORMATION TECHNOLOGY  14.6%
 Communications Equipment  1.8%
 3 Com *                                               15,500        65

 ADTRAN                                                3,200         73

 Advanced Fibre Communications *                       3,600         57

 American Access Technologies *                        2,400         5

 Anaren *                                              1,400         19

 Arris Group *ss.                                      4,700         25

 Aspect Telecommunications *                           2,300         23

 Avanex *ss.                                           5,800         12

 Avocent *                                             2,245         58

 Aware *                                               1,300         3

 Bel Fuse, Class A                                     1,100         31

 Belden CDT ss.                                        2,875         63

 Black Box ss.                                         970           36

 C-Cor.net *                                           3,400         29

 Carrier Access *ss.                                   1,900         13

 Centillium Communications *                           4,400         10

 Commscope *                                           2,500         54

 Computer Network Technology *ss.                      1,900         8

 Comtech Telecommunications *ss.                       925           25

 Copper Mountain *ss.                                  400           1

 Digi International *                                  1,260         14

 Digital Lightwave *ss.                                3,250         4

 ditech Communications *ss.                            2,400         54

 Echelon *ss.                                          2,000         16

 Endwave Corporation *ss.                              600           8

 Enterasys Networks *                                  11,500        18

 Extreme Networks *                                    5,950         26

 F5 Networks *ss.                                      1,500         46

 Finisar *ss.                                          11,900        15

 Foundry Networks *                                    5,550         53

 Harmonic *ss.                                         3,184         21

 Harris                                                2,700         148

 Inter-Tel                                             1,400         30

 InterDigital Communication *ss.                       3,000         49

 Ixia *ss.                                             3,100         30

 Juniper Networks *                                    22,330        527

 MRV Communications *ss.                               5,120         13

 Netopia *ss.                                          1,800         4

 NMS Communications *                                  2,200         11

 Norstan *                                             1,300         4

 Oplink Communications *                               8,200         15

 Optical Cable, Warrants, 10/24/07 **                  212           0

 Packeteer *                                           2,500         27

 Paradyne Networks *ss.                                2,700         12

 PC-Tel *                                              1,500         12

 Performance Technologies *ss.                         1,200         8

 Plantronics                                           1,900         82

 Polycom *                                             4,100         81

 Powerwave Technologies *ss.                           5,600         35

 Proxim *ss.                                           1,700         1

 Redback Networks *                                    2,774         14

 Redback Networks , Warrants, 1/1/10 *                 160           1

 REMEC *ss.                                            2,900         14

 Safenet *ss.                                          823           22

 SeaChange International *ss.                          1,000         16

 Sirf Technology Holdings *                            1,900         27

 Sonus Networks *                                      9,490         53

 SpectraLink                                           1,600         15

 Stratex Networks *                                    4,110         9

 Stratos Lightwave *ss.                                726           3

 Sunrise Telecom                                       5,900         17

 Sycamore Networks *                                   11,950        45

 Symmetricom *ss.                                      3,400         32

 Tekelec *                                             2,600         43

 Terayon Communication Systems *                       5,100         11

 Tollgrade Communications *                            650           6

 UTStarcom *ss.                                        4,700         76

 Verso Technology *ss.                                 8,496         8

 ViaSat *                                              1,800         36

 Westell Technologies *                                5,000         26

 WJ Communications *                                   3,200         8

 Zhone Technologies *                                  5,775         18

                                                                     2,474

 Computers & Peripherals  1.3%
 Adaptec *                                             4,400         33

 Advanced Digital Info *                               2,900         25

 Avid Technology *ss.                                  1,500         70

 Brocade Communications Systems *                      10,940        62

 Concurrent Computer *ss.                              1,600         3

 Cray *ss.                                             2,900         10

 Datalink *                                            1,600         3

 Dataram *                                             1,150         8

 Diebold                                               3,100         145

 Electronics for Imaging *                             2,300         37

 Emulex *ss.                                           3,420         39

 Exabyte *ss.                                          3,900         2

 Hutchinson Technology *ss.                            1,200         32

 Hypercom *ss.                                         3,500         26

 Imation ss.                                           1,400         50

 Immersion *ss.                                        1,500         8

 InFocus *                                             4,500         41

 Intergraph *ss.                                       1,800         49

 Interphase *ss.                                       2,400         24

 Iomega ss.                                            3,560         17

 Maxtor *                                              10,604        55

 McDATA, Class A *ss.                                  4,700         24

 Mobility Electronics *ss.                             2,200         18

 Overland Storage *ss.                                 1,300         18

 palmOne *ss.                                          2,050         62

 Pinnacle *                                            2,400         10

 Presstek *ss.                                         2,700         26

 Quantum DLT & Storage Systems Group *                 6,800         16

 Rimage *                                              1,100         15

 Sandisk *ss.                                          6,700         195

 SBS Technologies *                                    1,300         16

 Seagate Technology *                                  19,800        268

 Silicon Graphics *ss.                                 14,300        20

 Simpletech *ss.                                       2,900         11

 Socket Communications *ss.                            1,200         3

 Steelcloud *ss.                                       1,800         4

 Storage Technology *                                  4,900         124

 Synaptics *                                           1,600         32

 UNOVA *ss.                                            3,000         42

 Video Display ss.                                     840           27

 Western Digital *                                     9,300         82

 Zoom Telephonics *ss.                                 1,100         5

                                                                     1,757

 Electronic Equipment & Instruments  1.9%
 Aeroflex *                                            3,400         36

 Agilysys                                              1,800         31

 Amphenol, Class A *                                   4,000         137

 Anixter International                                 1,400         49

 Arrow Electronics *                                   4,900         111

 Avnet *                                               4,996         85

 AVX ss.                                               7,100         84

 BEI Technologies                                      1,100         30

 Bell Microproducts *ss.                               2,400         19

 Benchmark Electronics *                               2,000         60

 Brightpoint *ss.                                      600           10

 CalAmp *ss.                                           2,500         18

 CDW                                                   3,600         209

 Coherent *                                            1,150         30

 CTS ss.                                               1,800         23

 Cyberoptics *ss.                                      1,150         18

 Daktronics *                                          1,300         32

 Digital Theater Systems *                             1,800         33

 Digital Video Systems *ss.                            5,500         3

 Dionex *                                              900           49

 Electro Scientific Industries *ss.                    1,300         23

 Excel Technology *                                    700           18

 FLIR Systems *                                        1,400         82

 Gerber Scientific *                                   2,200         14

 Global Imaging Systems *                              1,000         31

 Identix *ss.                                          3,674         24

 Ingram Micro, Class A *                               6,300         101

 Interlink Electronics *ss.                            700           6

 Itron *ss.                                            1,500         26

 Keithley Instruments                                  800           14

 KEMET *ss.                                            3,500         28

 Landauer ss.                                          600           28

 LeCroy *ss.                                           900           15

 Lexar Media *ss.                                      3,700         31

 Littelfuse *                                          1,300         45

 Lo-Jack *                                             2,000         22

 Maxwell Technologies *ss.                             800           8

 Merix *ss.                                            1,000         10

 Methode Electronics                                   1,800         23

 Metrologic Instruments *ss.                           1,400         22

 MTS Systems                                           1,500         32

 National Instruments ss.                              3,400         103

 Newport *                                             1,550         18

 Nu Horizons Electronics *                             1,400         9

 OSI Systems *ss.                                      1,100         18

 OYO Geospace *                                        800           13

 Panavision *ss.                                       1,700         11

 Park Electrochemical                                  1,200         25

 Paxar *                                               1,800         41

 PC Connection *ss.                                    3,000         21

 Pemstar *ss.                                          1,500         3

 Planar Systems *ss.                                   900           10

 Plexus *                                              1,860         21

 Radisys *                                             1,600         22

 Research Frontiers *ss.                               1,200         8

 Rogers *                                              800           34

 SatCon Technology *ss.                                3,200         6

 Scansource *                                          700           45

 Sigmatron International *ss.                          900           10

 Sirenza Microdevices *                                3,000         13

 Somera Communications *ss.                            2,800         4

 Superconductor Technologies *ss.                      800           1

 Taser International *ss.                              2,400         90

 Tech Data *                                           2,700         104

 Technitrol *                                          1,600         31

 Trans-Lux                                             1,300         8

 Trimble Navigation *                                  2,350         74

 TTM Technologies *                                    2,700         24

 Veeco *ss.                                            1,129         24

 Vishay Intertechnology *                              6,931         89

 X-Rite                                                1,700         25

 Zomax *                                               800           3

 Zygo *ss.                                             1,300         13

                                                                     2,591

 Internet Software & Services  2.7%
 24/7 Media *ss.                                       2,520         10

 Akamai Technologies *ss.                              5,878         83

 America Online Latin America *ss.                     10,600        5

 aQuantive *ss.                                        3,100         30

 Ariba *ss.                                            2,747         26

 Ask Jeeves *ss.                                       2,500         82

 Autobytel *                                           2,100         19

 Broadvision *ss.                                      4,288         13

 Chordiant Software *                                  6,020         18

 CMGI *ss.                                             17,668        21

 CNET Networks *                                       6,871         63

 Commerce One *ss.                                     2,892         1

 Corillian *                                           3,000         14

 Digital Insight *                                     1,431         19

 Digital River *                                       1,300         39

 Digitas *                                             2,982         23

 DoubleClick *ss.                                      6,192         37

 Earthlink *                                           7,720         79

 Entrust Technologies *                                2,500         6

 Google, Class A *ss.                                  11,400        1,477

 HomeStore.com *ss.                                    6,600         15

 I-many *                                              7,500         7

 IAC/InterActiveCorp *ss.                              29,911        659

 Infospace.com *                                       1,485         70

 Interland *ss.                                        2,970         11

 Internap Network Services *                           16,900        11

 Interwoven *                                          2,466         18

 Ivillage *ss.                                         3,300         20

 J2 Global Communications *ss.                         1,200         38

 Kana Software *                                       4,567         8

 LookSmart *                                           9,100         13

 MarketWatch.com *                                     2,200         27

 MatrixOne *                                           4,200         21

 Modem Media *ss.                                      3,300         18

 Neoforma.com *ss.                                     1,200         11

 Net2Phone *ss.                                        1,500         5

 Netegrity *                                           2,450         18

 NetRatings *ss.                                       2,300         41

 Niku *ss.                                             1,300         20

 Openwave Systems *ss.                                 2,887         25

 PEC Solutions *ss.                                    1,100         13

 RealNetworks *ss.                                     7,900         37

 Register.com *ss.                                     1,645         9

 Retek *                                               2,145         10

 S1 *                                                  3,500         28

 SeeBeyond Technology *ss.                             4,000         12

 Sonicwall *                                           3,900         26

 Stellent *ss.                                         2,000         15

 Support.com *                                         2,800         27

 TippingPoint Technologies *ss.                        1,100         26

 Tumbleweed Communications *                           2,300         6

 United Online *ss.                                    3,000         29

 Valueclick *                                          3,200         30

 VeriSign *                                            10,188        203

 Vignette *ss.                                         12,148        16

 Vitria Technology *ss.                                2,950         9

 Webex Communications *ss.                             2,000         44

 webMethods *                                          3,208         17

 Websense *                                            900           37

 Zixit *ss.                                            900           4

                                                                    3,719

 IT Services  2.0%
 Acxiom                                                4,100         97

 Alliance Data Systems *                               3,400         138

 AnswerThink *                                         3,400         18

 Anteon International *                                1,600         59

 BearingPoint *                                        8,700         78

 BISYS Group *                                         5,600         82

 CACI International, Class A *                         1,400         74

 Ceridian *                                            6,500         120

 Certegy                                               3,300         123

 Checkfree *                                           3,800         105

 CIBER *                                               2,900         22

 Cognizant Technology Solutions *                      5,600         171

 CompuCom Systems *                                    4,100         19

 Computer Horizons *                                   3,300         14

 CSG Systems International *                           2,600         40

 DST Systems *                                         3,540         157

 Edgewater Technology *ss.                             3,967         20

 EFunds *                                              1,800         33

 Forrester Research *                                  1,600         24

 Gartner Group, Class B *                              4,700         54

 Global Payments                                       1,780         95

 Hewitt Associates, Class A *                          3,900         103

 Igate Capital *                                       4,500         17

 Indus International *ss.                              2,900         5

 Inforte *ss.                                          2,200         15

 InfoUSA *                                             2,400         21

 Integral Systems                                      400           8

 InterCept Group *                                     900           17

 Intrado *ss.                                          1,800         18

 Iron Mountain *                                       5,470         185

 Keane *                                               2,460         38

 Lightbridge *                                         1,638         8

 Man Tech, Class A *ss.                                1,400         26

 Management Network Group *                            2,600         5

 Maximus *                                             1,000         29

 Medquist *                                            1,482         19

 MPS Group *                                           3,600         30

 National Processing *ss.                              2,700         72

 Pegasus Solutions *ss.                                1,600         19

 Perot Systems, Class A *                              5,400         87

 Rainmaker Systems *ss.                                7,200         12

 Safeguard Scientifics *ss.                            7,000         13

 Sapient *                                             5,000         38

 SRA International, Class A *                          1,100         57

 Startek ss.                                           900           28

 Sykes Enterprises *                                   3,400         16

 Syntel ss.                                            2,100         35

 Technology Solutions *                                5,200         4

 Tier Technologies, Class B *                          600           6

 Titan *                                               3,449         48

 TNS *ss.                                              1,100         21

 Total System Services ss.                             8,300         210

                                                                    2,753

 Office Electronics  0.1%
 Intelli-Check, Inc. *ss.                                400           2

 Zebra Technologies *                                  3,150         192

                                                                     194

 Semiconductor & Semiconductor Equipment  2.4%
 Actel *                                               1,200         18

 Advanced Energy Industries *ss.                       2,400         22

 Aehr Test Systems *                                   1,600         4

 Agere Systems, Class A *                              67,700        71

 Alliance Semiconductor *                              3,100         11

 AMIS Holdings *                                       3,400         46

 Amkor Technology *ss.                                 7,800         28

 Amtech Systems *                                      1,600         7

 ANADIGICS *ss.                                        2,595         9

 Artisan Components *                                  900           26

 Asyst Technology *                                    1,700         9

 Atheros Communications *ss.                           2,000         20

 Atmel *                                               20,900        76

 ATMI *ss.                                             1,200         25

 Axcelis Technologies *                                3,000         25

 Brooks-Pri Automation *                               1,764         25

 Cabot Microelectronics *ss.                           1,032         37

 California Micro Devices *ss.                         900           7

 Catalyst Semiconductor *ss.                           1,600         10

 Celeritek                                             1,100         4

 CEVA *ss.                                             1,600         13

 Cirrus Logic *ss.                                     4,800         23

 Cognex                                                2,100         55

 Cohu                                                  1,400         21

 Conexant Systems *                                    19,381        31

 Credence Systems *ss.                                 3,100         22

 Cree *ss.                                             3,200         98

 Cymer *                                               1,400         40

 Cypress Semiconductor *ss.                            5,700         50

 DSP Group *                                           1,200         25

 DuPont Photomasks *ss.                                1,100         19

 Electroglas *ss.                                      2,400         7

 EMCORE *                                              3,200         6

 Entegris *                                            2,700         23

 ESS Technology *                                      2,300         16

 Exar *                                                1,800         25

 Fairchild Semiconductor, Class A *                    5,310         75

 FEI *ss.                                              1,400         28

 Freescale Semiconductor, Class A *                    17,200        246

 FSI International *                                   2,200         9

 Genesis Microchip *ss.                                1,200         16

 Helix Technology                                      1,100         15

 hi/fn *ss.                                            409           4

 Integrated Circuit Systems *ss.                       3,300         71

 Integrated Device Technology *                        5,100         49

 Integrated Silicon Solution *ss.                      2,900         21

 International Rectifier *                             2,900         99

 Intersil Holding, Class A                             6,120         97

 Kopin *                                               3,700         15

 Kulicke & Soffa *ss.                                  3,100         17

 Lam Research *                                        5,650         124

 Lattice Semiconductor *                               4,740         23

 LTX *                                                 3,100         17

 Mattson Technology *                                  3,513         27

 MEMC Electronic Materials *                           5,700         48

 Micrel *                                              3,680         38

 Micro Component Technology *                          3,100         2

 Microchip Technology                                  9,049         243

 Microsemi *                                           3,400         48

 Mindspeed Technologies *ss.                           3,800         8

 MKS Instruments *                                     2,000         31

 Monolithic System Technology *                        2,600         11

 Mykrolis *                                            1,800         18

 Nanometrics *ss.                                      1,100         13

 NVE *ss.                                              300           10

 Omnivision Technologies *ss.                          2,600         37

 ON Semiconductor *                                    10,900        34

 PDF Solutions *ss.                                    2,000         24

 Pericom Semiconductor *                               2,100         20

 Photronics *                                          1,310         22

 Pixelworks *                                          2,200         22

 PLX Technology *                                      1,900         14

 Power Integrations *                                  1,600         33

 Rambus *ss.                                           4,380         69

 RF Micro Devices *ss.                                 8,200         52

 Rudolph Technologies *                                900           15

 Semitool *                                            2,000         15

 Semtech *                                             3,400         65

 Sigma Designs *ss.                                    1,600         15

 Sigmatel *ss.                                         1,500         32

 Silicon Laboratories *ss.                             2,300         76

 Silicon Storage Technology *ss.                       4,700         30

 Siliconix *                                           1,500         54

 Sipex *ss.                                            2,000         10

 Skyworks Solutions *ss.                               6,200         59

 SRS Labs *ss.                                         2,700         14

 Stats Chippac ADR *ss.                                4,437         27

 Tessera Technologies *                                1,700         38

 Therma-Wave *ss.                                      3,500         12

 Three-Five Systems *ss.                               950           3

 Transmeta *ss.                                        7,200         9

 TranSwitch *ss.                                       7,400         9

 TriQuint Semiconductor *                              6,180         24

 Ultratech Stepper *                                   800           13

 Varian Semiconductor Equipment *                      1,600         49

 Virage Logic *ss.                                     1,800         22

 Vitesse Semiconductor *                               10,031        27

 Zoran *                                               1,948         31

                                                                     3,353

 Software  2.4%
 Accelrys *                                            2,000         13

 Acclaim Entertainment *ss.                            3,100         0

 Activision *                                          5,250         73

 Actuate *                                             2,700         10

 Advent Software *                                     1,400         24

 Agile Software *                                      2,100         17

 Altiris *ss.                                          1,000         32

 Ansoft *                                              1,400         22

 Ansys *                                               600           30

 ARI Network Services *                                3,100         4

 Ascential Software *                                  2,675         36

 Aspen Technology *ss.                                 2,400         17

 Atari *ss.                                            4,700         7

 AuthentiDate Holding *ss.                             2,800         17

 BEA Systems *                                         16,900        117

 Borland Software *                                    3,200         27

 Bottomline Technologies *ss.                          1,500         14

 Cadence Design Systems *                              11,477        150

 Captaris *                                            3,600         15

 Captiva Software *ss.                                 500           6

 Catapult Communications *                             600           11

 CCC Information Services *ss.                         1,307         23

 Concord Communications *                              1,400         12

 Datastream *                                          1,500         10

 Digimarc *ss.                                         1,100         10

 DocuCorp International *                              2,200         19

 E.piphany *                                           4,440         18

 ebix.com *ss.                                         800           10

 Embarcadero *                                         2,000         17

 Epicor Software *                                     4,400         53

 EPIQ Systems *ss.                                     1,000         16

 EPlus *                                               300           3

 Evans & Sutherland Computer *                         600           3

 Evolving Systems *ss.                                 1,300         4

 FactSet Research Systems                              1,300         63

 Fair Isaac                                            3,005         88

 FileNet *                                             1,700         30

 Guardian Technologies *ss.                            1,500         5

 Hyperion Solutions *                                  1,800         61

 Inet Technologies *                                   2,400         30

 Informatica *                                         4,400         26

 Internet Security Systems *                           2,250         38

 Jack Henry & Associates                               3,600         68

 JDA Software Group *ss.                               1,400         15

 Kronos *                                              1,450         64

 Lawson Software *                                     4,400         25

 Macromedia *                                          2,710         54

 Macrovision *                                         1,800         43

 Magma Design Automation *ss.                          1,900         29

 Manhattan Associates *                                1,200         29

 Manugistics Group *                                   2,900         7

 MAPICS *ss.                                           1,500         14

 MapInfo *ss.                                          1,575         17

 McAfee *                                              6,672         134

 Mentor Graphics *                                     2,700         30

 Micromuse *                                           3,460         13

 MICROS Systems *                                      700           35

 MicroStrategy *ss.                                    600           25

 Midway Games *ss.                                     2,879         29

 Moldflow *ss.                                         1,200         14

 MRO Software *                                        900           9

 MSC.Software *ss.                                     1,900         15

 NAVTEQ *                                              3,800         135

 NEON Systems *                                        1,200         4

 netGuru *                                             2,400         2

 NetIQ *                                               2,358         25

 NetScout Systems *ss.                                 1,300         7

 Nuance Communications *ss.                            3,200         14

 NYFIX *ss.                                            850           5

 ONYX Software *                                       625           2

 OPNET Technologies *                                  1,300         13

 Opsware *ss.                                          5,400         30

 Palmsource *ss.                                       602           12

 Pegasystems *ss.                                      2,200         15

 Phoenix Technologies *ss.                             1,200         6

 PLATO Learning *ss.                                   1,466         13

 Portal Software *ss.                                  4,160         11

 Progress Software *                                   1,500         30

 QRS *                                                 2,700         19

 Quality Systems *                                     500           25

 Quest Software *                                      3,900         43

 Radiant Systems *                                     1,150         5

 Red Hat *                                             8,000         98

 Renaissance Learning ss.                              1,200         26

 Reynolds & Reynolds, Class A                          3,100         76

 Roxio *ss.                                            2,400         12

 RSA Security *ss.                                     2,950         57

 Salesforce.com *ss.                                   4,200         66

 ScanSoft *ss.                                         3,600         15

 SCO Group *ss.                                        1,200         5

 Secure Computing *ss.                                 2,400         18

 SERENA Software *                                     1,700         28

 Sonic Solutions *ss.                                  1,000         16

 SPSS *                                                1,200         16

 Sybase *                                              3,972         55

 Synopsys *                                            6,566         104

 Take-Two Interactive Software *ss.                    1,800         59

 TALX Corporation ss.                                  740           17

 Telecommunication Systems *ss.                        600           2

 THQ *ss.                                              1,625         32

 TIBCO Software *                                      8,550         73

 Transaction Systems Architects, Class A *             2,100         39

 Ulticom *ss.                                          1,800         27

 Ultimate Software Group *                             3,500         43

 VA Linux Systems *ss.                                 2,600         5

 Vastera *                                             2,300         4

 Verint Systems *                                      1,300         48

 Verisity *                                            1,100         8

 Verity *                                              1,400         18

 Viewpoint Corporation *ss.                            2,400         5

 WatchGuard Technologies *                             2,100         10

 Wind River Systems *                                  3,776         46

 Witness Systems *                                     1,200         19

                                                                     3,313

 Total Information Technology                                        20,154

 MATERIALS  4.2%
 Chemicals  1.5%
 A. Schulman                                           1,300         29

 Airgas                                                3,300         79

 Albermarle                                            1,800         63

 Arch Chemicals                                        950           27

 Cabot                                                 2,900         112

 Calgon Carbon ss.                                     3,500         25

 Cambrex                                               1,200         26

 CFC International *                                   1,600         11

 Crompton                                              4,124         39

 Cytec Industries                                      1,600         78

 Ferro                                                 1,800         39

 FMC *                                                 1,500         73

 Georgia Gulf                                          1,700         76

 H.B. Fuller                                           1,120         31

 Headwaters *ss.                                       1,400         43

 ICO *                                                 5,500         16

 IMC Global *                                          4,800         84

 Kronos Worldwide ss.                                  2,089         83

 Lesco *                                               1,200         16

 Lubrizol                                              2,200         76

 Lyondell Chemical                                     7,700         173

 Macdermid                                             1,400         41

 Millennium Chemicals *                                2,600         55

 Minerals Technologies                                 800           47

 Nanophase Technologies *ss.                           2,300         12

 NL Industries ss.                                     2,300         42

 Olin ss.                                              2,700         54

 OM Group *                                            1,100         40

 OMNOVA Solutions *                                    3,400         21

 PolyOne *                                             4,400         33

 RPM                                                   4,700         83

 Scotts, Class A *                                     1,300         83

 Sensient Technologies ss.                             2,100         46

 Spartech                                              1,200         30

 Symyx Technologies *ss.                               1,350         32

 Terra Nitrogen *                                      2,800         64

 Valhi ss.                                             5,000         75

 Valspar                                               2,200         103

 W. R. Grace *ss.                                      5,400         51

 Wellman ss.                                           2,400         20

                                                                     2,131

 Construction Materials  0.3%
 Devcon International *                                2,100         35

 Eagle Materials ss.                                   800           57

 Florida Rock Industries                               1,825         89

 Lafarge                                               3,000         141

 Martin Marietta Materials                             2,000         91

 Texas Industries                                      800           41

 US Concrete *                                         1,900         12

                                                                     466

 Containers & Packaging  0.7%
 Aptargroup                                            1,500         66

 Caraustar *                                           1,300         22

 Chesapeake Corp.                                      600           15

 Crown Cork & Seal *                                   7,800         81

 Greif Brothers                                        1,100         46

 Longview Fibre                                        2,100         32

 Myers Industries                                      2,310         25

 Owens-Illinois *                                      6,200         99

 Packaging Corp. of America                            4,700         115

 Packaging Dynamics ss.                                1,180         17

 Rock-Tenn, Class A                                    1,800         28

 Silgan Holdings                                       1,000         46

 Smurfit-Stone Container *                             10,800        209

 Sonoco Products                                       4,360         115

                                                                     916

 Metals & Mining  1.4%
 AK Steel *                                            5,844         48

 Arch Coal                                             2,400         85

 Carpenter Technology                                  1,000         48

 Century Aluminum *                                    2,200         61

 Cleveland-Cliffs *ss.                                 600           49

 Coeur d'Alene Mines *ss.                              8,600         41

 Commercial Metals                                     1,100         44

 CONSOL Energy                                         4,200         147

 Gibraltar Steel                                       1,300         47

 Glamis Gold *                                         5,300         99

 GrafTech International *                              3,700         52

 Hecla Mining *ss.                                     6,500         48

 International Steel *                                 4,000         135

 Massey                                                3,700         107

 Meridian Gold *                                       4,200         70

 NN                                                    1,600         18

 Northwest Pipe *                                      1,400         24

 Oregon Steel Mills *                                  2,000         33

 Peabody Energy                                        2,700         161

 Quanex ss.                                            900           46

 Royal Gold ss.                                        1,400         24

 Ryerson Tull                                          1,600         27

 Southern Peru Copper ss.                              3,300         170

 Steel Dynamics ss.                                    2,200         85

 Steel Technologies ss.                                1,100         28

 Stillwater Mining *ss.                                4,717         73

 Synalloy *                                            1,500         15

 U.S. Gold *                                           4,300         2

 Universal Stainless & Alloy Products *ss.             2,900         40

 USEC                                                  4,200         44

 Westmoreland Coal *ss.                                1,200         31

                                                                     1,902

 Paper & Forest Products  0.3%
 Badger Paper Mills *                                  2,000         8

 Bowater                                               2,300         88

 Buckeye Technologies *                                2,600         29

 Deltic Timber ss.                                     700           28

 FiberMark *                                           1,800         0

 MAXXAM *ss.                                           1,500         43

 P. H. Glatfelter                                      1,800         22

 Pope & Talbot                                         1,100         19

 Potlatch                                              1,300         61

 Schweitzer Mauduit                                    800           26

 Wausau-Mosinee Paper                                  2,300         38

                                                                     362

 Total Materials                                                     5,777

 TELECOMMUNICATION SERVICES  1.5%
 Diversified Telecommunication Services  0.6%
 Acceris Communications *ss.                           900           1

 Alaska Communications Systems Group *ss.              1,900         11

 Cincinnati Bell *                                     9,448         33

 Commonwealth Telephone Enterprises *ss.               1,100         48

 Corvis *ss.                                           16,900        14

 Covad Communications Group *ss.                       10,762        18

 CT Communications ss.                                 1,400         19

 D&E Communications ss.                                1,409         16

 General Communications, Class A *                     2,300         21

 Hickory Technology ss.                                1,200         14

 IDT *                                                 1,700         25

 Infonet Services, Class B *                           11,100        18

 Level 3 Communications *ss.                           29,500        76

 Lynch Interactive *ss.                                700           25

 MCI *ss.                                              13,100        219

 McLeodUSA, Class A *                                  3,461         2

 McLeodUSA, Class A (escrowed stock) *ss.*             16,412        0

 NTL *                                                 3,600         223

 Primus Telecommunications *ss.                        3,400         5

 PTEK Holdings *                                       2,700         23

 Surewest Communications ss.                           300           9

 Time Warner Telecom, Class A *                        5,060         24

 US LEC, Class A *ss.                                  1,800         5

 XETA Technologies *                                   2,400         9

                                                                     858

 Wireless Telecommunication Services  0.9%
 @Road *ss.                                            4,900         21

 Aether Systems *ss.                                   4,000         13

 Alamosa Holdings *ss.                                 5,300         41

 American Tower Systems, Class A *                     9,600         147

 Boston Communications Group *ss.                      1,100         10

 Centennial Communications *ss.                        6,500         38

 Crown Castle International *                          9,200         137

 Dobson Communications, Class A *ss.                   6,000         8

 EMS Technologies *                                    400           7

 Metro One Telecommunications *ss.                     1,050         2

 Nextel Partners, Class A *ss.                         8,100         134

 Price Communications                                  2,450         37

 Rural Cellular, Class A *ss.                          1,700         12

 Skyterra Communications *                             2,000         14

 Spectrasite *                                         2,200         102

 Telephone and Data Systems                            2,500         210

 Triton PCS, Class A *                                 4,000         10

 U. S. Cellular *                                      3,700         160

 Western Wireless, Class A *                           3,900         100

 Wireless Facilities *ss.                              2,800         20

                                                                     1,223

 Total Telecommunication Services                                    2,081

 UTILITIES  3.1%
 Electric Utilities  1.4%
 ALLETE                                                1,300         42

 Alliant                                               4,700         117

 Baycorp Holdings *                                    662           8

 Black Hills                                           1,300         36

 Central Vermont Public Service ss.                    1,100         22

 CH Energy Group ss.                                   800           37

 Cleco                                                 1,900         33

 DPL                                                   5,900         121

 DQE ss.                                               3,000         54

 El Paso Electric *                                    2,200         35

 Empire District Electronics ss.                       1,600         33

 Great Plains Energy                                   3,200         93

 Hawaiian Electric Industries ss.                      3,000         80

 IdaCorp                                               1,700         49

 Madison Gas and Electric ss.                          700           22

 Maine Maritimes                                       100           3

 Northeast Utilities                                   5,400         105

 NSTAR ss.                                             2,115         104

 OGE Energy                                            3,800         96

 Otter Tail ss.                                        800           20

 Potomac Electric Power                                7,000         139

 Public Service of New Mexico                          3,000         68

 Puget Energy                                          4,600         104

 Texas Genco Holdings                                  3,300         154

 Unisource Energy ss.                                  1,500         37

 United Illuminating ss.                               600           30

 Unitil                                                600           16

 Westar Energy                                         3,500         71

 Wisconsin Energy                                      4,900         156

 WPS Resources                                         1,600         72

                                                                     1,957

 Gas Utilities  0.5%
 AGL Resources                                         2,900         89

 Atmos Energy                                          2,300         58

 Cascade Natural Gas ss.                               1,100         23

 Chesapeake Utilities ss.                              800           20

 EnergySouth ss.                                       450           12

 Laclede Gas ss.                                       700           20

 New Jersey Resources                                  1,100         46

 Northwest Natural Gas                                 900           29

 NUI                                                   1,100         15

 Piedmont Natural Gas Company ss.                      1,600         70

 RGC Resources ss.                                     700           17

 SEMCO Energy                                          3,000         16

 South Jersey Industries                               600           29

 Southern Union ss.                                    3,121         64

 Southwest Gas                                         1,000         24

 UGI                                                   1,950         73

 Washington Gas Light                                  2,400         68

                                                                     673

 Multi-Utilities & Unregulated Power  1.1%
 Aquila *                                              6,788         21

 Avista                                                2,300         42

 Energen                                               1,300         67

 Energy East                                           6,100         154

 Equitable Resources                                   2,600         141

 Florida Public Utilities                              1,033         18

 MDU Resources Group                                   4,750         125

 National Fuel Gas Company                             3,800         108

 NRG Energy *                                          4,600         124

 ONEOK                                                 3,700         96

 Questar                                               3,600         165

 Reliant Resources *                                   12,500        117

 SCANA ss.                                             4,610         172

 Sierra Pacific Resources *ss.                         5,300         47

 Vectren                                               3,399         85

                                                                     1,482

 Water Utilities  0.1%
 Aqua America                                          3,951         87

 California Water Service Group ss.                    1,000         29

 Connecticut Water Service ss.                         850           23

 Pennichuck                                            200           5

                                                                     144

 Total Utilities                                                     4,256

 Total Common Stocks (Cost  $124,236)                                135,218

 CORPORATE BONDS  0.0%
 Brookfield Homes, 12.00%, 6/30/20                     5,000         5

 Total Corporate Bonds (Cost  $5)                                    5

 SHORT-TERM INVESTMENTS  2.0%
 U.S. Treasury Obligations  0.2%
 U.S. Treasury Bills, 1.59%, 11/12/04 ++               270,000       270

                                                                     270

 Money Market Fund  1.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        2,483,347     2,483

                                                                     2,483

 Total Short-Term Investments (Cost  $2,753)                         2,753

 SECURITIES LENDING COLLATERAL  22.5%
 Money Market Trust  22.5%
 State Street Bank and Trust Company of New Hampshire
N.A.Securities Lending Quality Trust units, 1.679% #   31,108,782    31,109

 Total Securities Lending Collateral (Cost  $31,109)                 31,109

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       15

 Total Futures Contracts                                             15

 Total Investments in Securities
 122.3% of Net Assets (Cost $158,103)                  $             169,100

 (2) Open Futures Contracts at September 30,
 2004 were as follows:
 ($ 000s)
                                                         Contract   Unrealized
                                             Expiration  Value      Gain
                                                                    (Loss)
 Long, 5 S&P Midcap 400 Futures contracts,
 $96 par of 1.59% U.S. Treasury Bills
 pledged as initial margin                   12/04      $1,485      $15

 Long, 5 Russell 2000 Index Futures
 contracts, $96 par of 1.59%
 U.S. Treasury Bills pledged as
 initial margin                              12/04       1,435       61

 Long, 2 S&P Mini 500 Index Futures
 contracts, $8 par of 1.59% U.S.
 Treasury Bills pledged as initial margin    12/04       111         1

 Net payments (receipts) of variation
 margin to date                                                      (62)

 Variation margin receivable (payable)
 on open futures contracts                                           $15



 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss. All or a portion of this security is on loan at September 30, 2004 - See Note 2
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees
 ADR  American Depository Receipts
 REIT Real Estate Investment Trust


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Extended Equity Market Index Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Completion Index.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $30,261,000; aggregate collateral consisted of $31,109,000 in the money market pooled trust and U.S. government securities valued at $32,000.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $158,103,000. Net unrealized gain aggregated $11,059,000 at period-end, of which $35,094,000 related to appreciated investments and $24,035,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



 T. Rowe Price Total Equity Market Index Fund
 (Unaudited)                                          September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  98.2%
 CONSUMER DISCRETIONARY  12.7%
 Auto Components  0.3%
 American Axle & Manufacturing Holdings                1,300         38

 Arvinmeritor ss.                                      1,900         36

 Bandag ss.                                            800           35

 Borg-Warner                                           1,600         69

 Cooper Tire                                           2,700         54

 Dana                                                  4,000         71

 Delphi                                                14,314        133

 Gentex                                                1,800         63

 Goodyear Tire & Rubber *ss.                           4,300         46

 Johnson Controls                                      4,200         239

 Lear                                                  1,600         87

 Modine Manufacturing                                  1,700         51

 Rockford Corporation *ss.                             2,100         8

 Standard Motor Products ss.                           2,000         30

 Tower Automotive *ss.                                 1,700         4

 Visteon ss.                                           4,686         37

                                                                     1,001

 Automobiles  0.5%
 Fleetwood *ss.                                        2,500         38

 Ford Motor                                            43,261        608

 GM ss.                                                13,052        554

 Harley-Davidson                                       7,000         416

 Thor Industries ss.                                   1,000         27

 Winnebago ss.                                         1,800         62

                                                                     1,705

 Distributors  0.1%
 Genuine Parts                                         4,500         173

 Handleman                                             1,900         39

 Noland ss.                                            400           17

                                                                     229

 Hotels, Restaurants & Leisure  1.7%
 Applebee's                                            1,837         46

 Bob Evans Farms                                       1,300         35

 Boca Resorts, Class A *ss.                            1,700         32

 Brinker *                                             2,350         73

 Caesars Entertainment *                               9,000         150

 Carnival                                              14,600        690

 CEC Entertainment *                                   1,300         48

 Cedar Fair ss.                                        1,300         40

 Choice Hotels International                           1,700         98

 Cracker Barrel                                        1,100         40

 Darden Restaurants                                    3,800         89

 Gaylord Entertainment *ss.                            1,500         47

 GTECH                                                 3,000         76

 Harrah's Entertainment                                2,600         138

 Hilton                                                8,372         158

 International Game Technology                         7,600         273

 International Speedway, Class A                       1,200         60

 Jack In The Box *                                     1,800         57

 John Q Hammons Hotels *ss.                            3,500         38

 Krispy Kreme *ss.                                     1,400         18

 Landry's Seafood Restaurant                           1,100         30

 Lone Star Steakhouse & Saloon                         1,000         26

 Mandalay Resort Group                                 1,600         110

 Marriott, Class A                                     5,600         291

 McDonald's                                            29,700        832

 MGM Mirage *                                          3,800         189

 MTR Gaming Group *ss.                                 2,300         21

 Multimedia Games *ss.                                 1,800         28

 Outback Steakhouse                                    1,600         66

 Panera Bread, Class A *ss.                            700           26

 Papa John's International *ss.                        1,000         31

 PF Chang's China Bistro *                             800           39

 Prime Hospitality *                                   2,500         30

 Royal Caribbean Cruises ss.                           700           31

 Ruby Tuesday                                          1,800         50

 Ryan's Restaurant Group *                             2,300         34

 Six Flags *ss.                                        2,500         14

 Speedway Motorsports                                  1,300         43

 Starbucks *                                           9,300         423

 Starwood Hotels & Resorts Worldwide                   5,200         241

 Station Casinos                                       2,100         103

 The Cheesecake Factory *ss.                           1,000         43

 Triarc, Class B ss.                                   3,300         38

 Vail Resorts *ss.                                     1,000         18

 Wendy's                                               2,600         87

 WMS Industries *ss.                                   1,500         39

 Wynn Resorts *ss.                                     1,900         98

 Yum! Brands                                           7,400         301

                                                                     5,488

 Household Durables  1.0%
 American Greetings, Class A *                         1,500         38

 Black & Decker                                        1,700         132

 Blyth Industries ss.                                  1,300         40

 Brillian Corp *ss.                                    750           3

 Cavco Industries *ss.                                 770           29

 Centex                                                3,400         172

 Champion Enterprises *                                2,600         27

 D. R. Horton                                          5,770         191

 Ethan Allen Interiors ss.                             1,500         52

 Fortune Brands                                        3,100         230

 Furniture Brands International ss.                    1,900         48

 Harman International                                  1,900         205

 Helen of Troy Limited *ss.                            1,500         41

 Hovnanian Enterprises *                               1,700         68

 KB Home                                               1,100         93

 Kimball International ss.                             2,700         37

 Knape & Vogt Manufacturing                            1,600         21

 La-Z-Boy ss.                                          1,500         23

 Leggett & Platt                                       4,900         138

 Lennar, Class A                                       3,500         167

 Levitt, Class A                                       875           20

 Maytag ss.                                            2,200         40

 MDC Holdings                                          704           51

 Meritage *ss.                                         600           47

 Mohawk Industries *                                   1,531         122

 Newell Rubbermaid                                     7,176         144

 NVR *ss.                                              200           110

 Pulte                                                 3,400         209

 Russ Berrie ss.                                       1,000         20

 Ryland Group                                          600           56

 Skyline ss.                                           700           28

 Snap-On                                               1,600         44

 Standard Pacific                                      1,000         56

 Stanley Furniture                                     700           31

 Stanley Works                                         2,100         89

 Toll Brothers *ss.                                    1,900         88

 Tupperware                                            3,300         56

 Whirlpool                                             1,500         90

                                                                     3,056

 Internet & Catalog Retail  0.6%
 Amazon.com *                                          9,300         380

 eBay *                                                15,300        1,407

 Insight Enterprises *                                 1,350         23

 J. Jill Group *ss.                                    1,400         28

 Netflix *ss.                                          2,100         32

 priceline.com *ss.                                    750           16

 ValueVision International *                           1,400         19

                                                                     1,905

 Leisure Equipment & Products  0.3%
 Action Performance Cos ss.                            800           8

 Arctic Cat                                            1,000         26

 Brunswick                                             2,000         92

 Callaway Golf ss.                                     2,500         26

 Eastman Kodak                                         6,900         222

 Hasbro                                                4,000         75

 K2 *ss.                                               2,834         41

 Marvel Enterprises *ss.                               2,300         33

 Mattel                                                10,700        194

 Nautilus Group ss.                                    1,475         33

 Oakley ss.                                            1,900         23

 Polaris Industries ss.                                1,200         67

 SCP Pool                                              2,305         62

 The Boyds Collection *ss.                             9,100         22

                                                                     924

 Media  4.1%
 4Kids Entertainment *ss.                              1,000         20

 ADVO                                                  1,050         32

 AMC Entertainment *                                   1,300         25

 Arbitron *                                            880           32

 Belo Corporation, Class A                             1,900         43

 Cablevision Systems, Class A *ss.                     4,700         95

 Catalina Marketing                                    1,200         28

 Charter Communications, Class A *ss.                  10,400        28

 Citadel Broadcasting *                                3,100         40

 Clear Channel Communications                          13,701        427

 Comcast, Class A *                                    52,494        1,482

 Cox Communications *                                  13,100        434

 Cox Radio, Class A *                                  1,700         25

 Cumulus Media, Class A *                              1,706         25

 Directv *                                             31,750        558

 Disney                                                48,200        1,087

 Dow Jones                                             1,700         69

 EchoStar Communications, Class A *                    5,500         171

 Emmis Communications *                                2,100         38

 Entercom Communications *                             1,200         39

 Entravision Communications, Class A *                 1,800         14

 Fox Entertainment Group, Class A *                    9,600         266

 Gannett                                               6,000         503

 Gemstar TV Guide *ss.                                 8,500         48

 Getty Images *                                        1,300         72

 Gray Communications Systems                           2,200         26

 Grey Global Group ss.                                 70            70

 Harte-Hanks                                           1,900         48

 Hearst-Argyle Television                              2,300         56

 Hollinger International ss.                           3,900         67

 Information Holdings *ss.                             1,700         46

 Insight Communications *ss.                           2,000         18

 Interactive Data *ss.                                 3,100         58

 Interpublic Group *                                   10,212        108

 John Wiley & Sons                                     2,100         67

 Journal Register *                                    2,200         42

 Knight-Ridder                                         1,700         111

 Lamar Advertising *                                   1,900         79

 Lee Enterprises                                       1,200         56

 Liberty ss.                                           600           24

 Liberty Media, Class A *                              68,000        593

 Liberty Media International, Series A *               3,020         101

 McClatchy                                             1,300         92

 McGraw-Hill                                           4,300         343

 Media General, Class A                                700           39

 Mediacom Communications *ss.                          4,100         27

 Meredith                                              1,100         56

 Metro Goldwyn Mayer *ss.                              6,400         74

 New York Times, Class A                               3,700         145

 Omnicom                                               4,200         307

 Paxson Communications *ss.                            4,000         5

 Pixar *ss.                                            1,100         87

 Primedia *                                            8,600         20

 ProQuest *ss.                                         1,300         33

 R.H. Donnelley *                                      740           37

 Radio One *                                           4,200         60

 Reader's Digest                                       3,400         50

 Regal Entertainment Group, Class A ss.                1,200         23

 Regent Communications *                               3,000         17

 Scholastic *                                          800           25

 Scripps, Class A                                      4,000         191

 Sirius Satellite Radio *ss.                           34,500        110

 Spanish Broadcasting, Class A *                       2,600         26

 Time Warner *                                         103,520       1,671

 TiVo *ss.                                             2,800         19

 Tribune                                               7,422         305

 Unitedglobalcom, Class A *                            4,500         34

 Univision Communications, Class A *                   7,840         248

 Valassis Communications *                             1,400         41

 Viacom, Class B                                       40,558        1,361

 Washington Post, Class B                              220           202

 Westwood One *                                        2,800         55

 XM Satellite Radio Holdings, Class A *ss.             4,800         149

                                                                     13,023

 Multiline Retail  1.0%
 99 Cents Only Stores *ss.                             1,600         23

 Big Lots *                                            2,600         32

 Dillards, Class A                                     2,700         53

 Dollar General                                        7,450         150

 Dollar Tree Stores *                                  2,500         67

 Family Dollar Stores                                  4,100         111

 Federated Department Stores                           4,000         182

 J.C. Penney                                           5,800         205

 Kmart Corporation *ss.                                2,100         184

 Kohl's *                                              8,200         395

 May Department Stores                                 6,350         163

 Neiman Marcus, Class A                                1,000         57

 Nordstrom                                             3,300         126

 Saks                                                  2,975         36

 Sears                                                 5,600         223

 Shopko Stores *ss.                                    1,200         21

 Target                                                21,200        959

 Tuesday Morning *                                     1,700         53

                                                                     3,040

 Specialty Retail  2.6%
 Abercrombie & Fitch                                   2,116         67

 Advance Auto Parts *                                  1,600         55

 American Eagle Outfitters                             1,650         61

 Autonation *                                          7,100         121

 AutoZone *                                            2,300         178

 Barnes & Noble *                                      2,200         81

 bebe stores ss.                                       1,950         41

 Bed Bath & Beyond *                                   7,100         264

 Best Buy                                              7,300         396

 Blockbuster, Class A ss.                              2,000         15

 Boise Cascade                                         2,022         67

 Borders Group                                         2,300         57

 Burlington Coat Factory ss.                           1,300         28

 CarMax *ss.                                           2,929         63

 Charming Shoppes *                                    4,500         32

 Chico's *                                             2,600         89

 Christopher & Banks ss.                               1,900         30

 Circuit City                                          4,600         71

 Claire's Stores                                       2,800         70

 Cost Plus *ss.                                        900           32

 Deb Shops ss.                                         900           22

 Electronics Boutique Holdings *ss.                    1,000         34

 Foot Locker                                           4,000         95

 GAP                                                   20,650        386

 Genesco *                                             1,100         26

 Group One Automotive *                                1,000         27

 Guitar Center *                                       800           35

 Gymboree *                                            1,300         19

 Harvey Electronics *ss.                               13,700        17

 Hibbett Sporting Goods *                              1,575         32

 Hollywood Entertainment *                             1,900         19

 Home Depot                                            52,650        2,064

 Hot Topic *ss.                                        1,750         30

 Linens 'n Things *                                    1,000         23

 Lowes                                                 18,600        1,011

 Men's Wearhouse *ss.                                  1,000         29

 Michaels Stores                                       1,500         89

 Movie Gallery ss.                                     1,800         32

 O'Reilly Automotive *ss.                              1,200         46

 Office Depot *                                        8,400         126

 Pacific Sunwear *                                     1,725         36

 Pantry *                                              1,400         35

 Payless Shoesource *                                  1,506         15

 Pep Boys                                              2,000         28

 Petco *                                               1,300         42

 PETsMART                                              3,800         108

 Pier 1 Imports                                        2,000         36

 RadioShack                                            3,700         106

 Regis                                                 1,400         56

 Rent-A-Center *                                       1,900         49

 Ross Stores                                           3,400         80

 Sherwin-Williams                                      3,400         149

 Shoe Pavilion *                                       8,100         24

 Staples                                               12,050        359

 Talbots                                               1,900         47

 The Children's Place *ss.                             800           19

 The Limited                                           11,355        253

 The Sports Authority *ss.                             692           16

 Tiffany                                               3,300         101

 TJX                                                   11,600        256

 Too *                                                 1,657         30

 Toys "R" Us *                                         5,100         91

 Tweeter Home Entertainment Group *ss.                 900           5

 Ultimate Electronics *ss.                             1,000         3

 United Retail Group *                                 4,100         11

 Urban Outfitters *ss.                                 2,800         96

 Weight Watchers *ss.                                  2,700         105

 West Marine *ss.                                      1,300         28

 Williams-Sonoma *                                     3,200         120

 Zale *                                                1,800         51

                                                                     8,335

 Textiles, Apparel, & Luxury Goods  0.5%
 Coach *                                               4,900         208

 Columbia Sportswear *                                 1,100         60

 Culp *ss.                                             1,300         10

 Deckers Outdoor *ss.                                  1,300         44

 Forward Industries *                                  5,600         13

 Fossil *                                              1,600         49

 Jones Apparel Group                                   3,600         129

 K-Swiss, Class A ss.                                  2,000         38

 Kellwood                                              1,000         36

 Liz Claiborne                                         2,700         102

 Marisa Christina *ss.                                 5,800         8

 Movado Group ss.                                      2,200         37

 Nike, Class B                                         6,100         481

 Polo Ralph Lauren                                     2,300         84

 Quiksilver *                                          2,000         51

 Reebok                                                1,900         70

 Rocky Shoes & Boots *                                 1,300         23

 Russell                                               1,800         30

 Superior Uniform Group                                200           3

 Tarrant Apparel *ss.                                  14,100        11

 Timberland, Class A *                                 900           51

 Unifi *                                               4,100         9

 V. F.                                                 2,400         119

                                                                     1,666

 Total Consumer Discretionary                                        40,372

 CONSUMER STAPLES  8.9%
 Beverages  1.8%
 Anheuser-Busch                                        19,200        959

 Brown-Forman, Class B                                 2,500         115

 Coca-Cola                                             56,900        2,279

 Coca-Cola Enterprises                                 10,900        206

 Constellation Brands, Class A *                       2,300         88

 Coors, Class B                                        800           54

 Pepsi Bottling Group                                  6,100         166

 PepsiAmericas                                         3,100         59

 PepsiCo                                               40,070        1,949

 Robert Mondavi, Class A *                             700           27

 Todhunter Intl *                                      1,400         17

                                                                     5,919

 Food & Staples Retailing  2.7%
 Albertsons ss.                                        9,290         222

 BJ's Wholesale Club *                                 2,400         66

 Costco Wholesale                                      10,600        441

 CVS                                                   9,200         388

 Great Atlantic & Pacific Tea *ss.                     3,300         20

 Kroger *                                              17,000        264

 Longs Drug Stores ss.                                 1,200         29

 Marsh Supermarkets ss.                                200           2

 Performance Food Group *ss.                           1,100         26

 Rite Aid *                                            12,100        43

 Ruddick                                               1,700         33

 Safeway *                                             9,600         185

 Supervalu                                             2,700         74

 Sysco                                                 14,000        419

 Topps ss.                                             2,400         23

 United Natural Foods *                                2,200         59

 Wal-Mart                                              99,500        5,294

 Walgreen                                              24,300        871

 Weis Markets ss.                                      1,200         41

 Whole Foods Market                                    1,500         129

 Winn-Dixie ss.                                        3,700         11

                                                                     8,640

 Food Products  1.4%
 Alico ss.                                             1,000         43

 American Italian Pasta, Class A ss.                   900           24

 Archer-Daniels-Midland                                14,872        252

 Campbell Soup                                         9,300         244

 ConAgra                                               12,308        316

 Corn Products International                           1,400         65

 Dean Foods *                                          3,379         101

 Del Monte Foods *                                     5,911         62

 Delta Pine & Land                                     1,600         43

 Flowers Foods                                         1,985         51

 Fresh Del Monte Produce ss.                           1,500         37

 Galaxy Nutritional Foods *                            4,200         5

 General Mills                                         8,600         386

 Hain Celestial Group *ss.                             2,100         37

 Heinz                                                 7,800         281

 Hershey Foods                                         6,400         299

 Hormel Foods                                          4,100         110

 Interstate Bakeries ss.                               1,800         7

 J.M. Smucker                                          1,416         63

 Kellogg                                               9,500         405

 Kraft Foods, Class A                                  12,900        409

 Lancaster Colony                                      800           34

 Lance                                                 2,300         37

 McCormick                                             3,100         106

 Pilgrim's Pride ss.                                   2,200         60

 Sara Lee                                              18,800        430

 Smithfield Foods *                                    2,400         60

 Tasty Baking                                          2,200         18

 Tootsie Roll Industries                               1,295         38

 Tyson Foods, Class A                                  8,154         131

 Wrigley                                               5,300         336

                                                                     4,490

 Household Products  1.5%
 Clorox                                                4,800         256

 Colgate-Palmolive                                     12,800        578

 Energizer *                                           1,800         83

 Kimberly-Clark                                        11,700        756

 Procter & Gamble                                      59,800        3,236

                                                                     4,909

 Personal Products  0.6%
 Alberto Culver, Class B                               1,800         78

 Avon                                                  11,400        498

 Chattem *ss.                                          1,200         39

 Del Laboratories ss.                                  1,457         48

 Elizabeth Arden *                                     1,600         34

 Estee Lauder, Class A                                 2,800         117

 Gillette                                              23,200        968

 NBTY *                                                2,000         43

 Playtex Products *                                    5,400         34

                                                                     1,859

 Tobacco  0.9%
 Altria Group                                          47,600        2,239

 DiMon ss.                                             1,300         8

 Reynolds American ss.                                 3,433         234

 Universal Corporation                                 500           22

 UST                                                   4,400         177

 Vector Group ss.                                      3,281         49

                                                                     2,729

 Total Consumer Staples                                              28,546

 ENERGY  7.0%
 Energy Equipment & Services  1.3%
 Atwood Oceanics *                                     400           19

 Baker Hughes                                          7,400         324

 BJ Services                                           4,300         225

 Carbo Ceramics                                        600           43

 Cooper Cameron *                                      1,400         77

 Diamond Offshore Drilling ss.                         2,700         89

 ENSCO International                                   3,200         105

 FMC Technologies *                                    1,487         50

 Global Industries *                                   2,300         14

 GlobalSantaFe                                         5,696         175

 Grant Prideco *                                       3,300         68

 Halliburton                                           9,900         334

 Hanover Compressor *                                  1,900         26

 Helmerich & Payne                                     900           26

 Input/Output *ss.                                     1,100         11

 Key Energy Services *                                 3,000         33

 Nabors Industries *                                   3,130         148

 National Oilwell *                                    1,800         59

 Newpark Resources *ss.                                4,300         26

 Noble Drilling *                                      2,900         130

 Oceaneering Intl *                                    1,200         44

 Offshore Logistics *                                  1,200         41

 Parker Drilling *                                     3,200         12

 Patterson-UTI Energy                                  5,000         95

 Pride Intl *                                          3,900         77

 Rowan *                                               2,400         63

 Schlumberger                                          13,172        887

 Smith Intl *                                          2,600         158

 Superior Energy *                                     2,900         37

 TETRA Technologies *                                  850           26

 Tidewater                                             1,300         42

 Transocean *                                          7,625         273

 Unit *                                                1,500         53

 Universal Compression Holdings *                      1,400         48

 Varco Intl *                                          2,253         60

 Veritas DGC *ss.                                      1,700         39

 W-H Energy Services *                                 1,000         21

 Weatherford International *                           3,000         153

                                                                     4,111

 Oil & Gas  5.7%
 Amerada Hess                                          2,000         178

 Anadarko Petroleum                                    5,629         374

 Apache                                                8,086         405

 Ashland                                               1,500         84

 BP Prudhoe Bay Royalty Trust ss.                      1,500         59

 Buckeye Partners *ss.                                 1,000         44

 Burlington Resources                                  9,200         375

 Cabot Oil & Gas                                       1,200         54

 Callon Petroleum *                                    300           4

 Chesapeake Energy ss.                                 6,308         100

 ChevronTexaco                                         50,028        2,683

 Cimarex Energy *                                      1,018         36

 ConocoPhillips                                        16,234        1,345

 Cross Timbers Royalty Trust ss.                       928           31

 Denbury Resources *                                   1,800         46

 Devon Energy                                          5,166         367

 El Paso Corporation                                   13,244        122

 Encore Acquisition *                                  700           24

 Energy Partners *                                     1,200         20

 Enterprise Products Partners *ss.                     4,600         107

 EOG Resources                                         2,600         171

 ExxonMobil                                            152,662       7,378

 Forest Oil *                                          1,200         36

 General Maritime *ss.                                 900           31

 Houston Exploration *                                 900           53

 Hugoton Royalty Trust ss.                             2,400         67

 Kerr-McGee                                            3,531         202

 KFX *ss.                                              2,400         19

 Kinder Morgan                                         3,100         195

 Magellan Midstream Partners *ss.                      600           33

 Magnum Hunter Resources *                             3,000         35

 Marathon Oil                                          8,100         334

 Murphy Oil                                            2,100         182

 Newfield Exploration *                                1,600         98

 Noble Energy                                          1,500         87

 Occidental Petroleum                                  9,300         520

 Patina Oil & Gas                                      2,586         76

 Penn Virginia                                         1,000         40

 Petroleum Development *ss.                            1,300         57

 Pioneer Natural Resources                             2,600         90

 Plains All American Pipeline *ss.                     2,200         79

 Plains Exploration & Production *                     800           19

 Pogo Producing                                        1,400         66

 Premcor *                                             1,900         73

 Quicksilver Resources *ss.                            2,600         85

 Remington Oil & Gas *                                 1,200         31

 Southwestern Energy *                                 2,200         92

 Spinnaker Exploration *                               1,300         46

 Stone Energy *                                        900           39

 Sunoco                                                1,700         126

 Syntroleum *ss.                                       6,000         42

 Teppco Partners *ss.                                  1,700         71

 Tesoro Petroleum *                                    3,000         89

 Ultra Petroleum *ss.                                  1,900         93

 Unocal                                                5,814         250

 Valero Energy                                         3,200         257

 Vintage Petroleum                                     2,200         44

 Western Gas Resources                                 2,000         57

 Williams Companies                                    12,785        155

 World Fuel Services ss.                               1,200         43

 XTO Energy                                            6,282         204

                                                                     18,123

 Total Energy                                                        22,234

 FINANCIALS  21.6%
 Capital Markets  2.3%
 A.G. Edwards                                          2,200         76

 Affiliated Managers Group *ss.                        750           40

 American Capital Strategies ss.                       1,400         44

 AmeriTrade *                                          10,600        127

 Bank of New York                                      17,900        522

 Bear Stearns                                          2,327         224

 Charles Schwab                                        32,806        302

 E*TRADE Financial *                                   9,100         104

 Eaton Vance                                           1,600         65

 Federated Investors, Class B                          2,850         81

 Franklin Resources                                    5,900         329

 Goldman Sachs                                         11,200        1,044

 Investment Technology Group *                         1,800         28

 Investors Financial Services ss.                      2,000         90

 Janus Capital Group                                   6,600         90

 Jefferies Group                                       1,700         59

 John Nuveen ss.                                       2,800         83

 Knight/Trimark Group *                                4,700         43

 LaBranche & Co. *ss.                                  1,600         14

 Legg Mason                                            2,250         120

 Lehman Brothers                                       6,634         529

 Mellon Financial                                      9,800         271

 Merrill Lynch                                         22,500        1,119

 Morgan Stanley                                        25,700        1,267

 Northern Trust                                        5,100         208

 Piper Jaffray Cos *ss.                                815           32

 Raymond James Financial                               1,750         42

 SEI                                                   3,000         101

 State Street                                          7,700         329

 Stifel Financial *                                    2,000         39

 Waddell & Reed Financial, Class A                     2,551         56

 Westwood Holdings Group ss.                           500           9

                                                                      7,487

 Commercial Banks  5.9%
 1st Source ss.                                        1,030         26

 Amcore Financial                                      1,200         34

 AmSouth                                               8,967         219

 Associated Banc Corp                                  3,015         97

 BanCorpSouth                                          2,500         57

 Bank of America                                       95,354        4,132

 Bank of Hawaii                                        1,400         66

 Bank of the Ozarks ss.                                2,000         59

 Banknorth Group                                       3,054         107

 Bay View Capital                                      1,310         22

 BB&T                                                  12,820        509

 BOK Financial                                         1,415         63

 Boston Private Financial ss.                          1,300         32

 BWC Financial ss.                                     1,014         22

 Capital Corp of the West ss.                          1,000         43

 Capitol Bancorp Limited ss.                           1,247         37

 Chittenden                                            1,468         40

 Citizens Banking ss.                                  1,100         36

 City National                                         1,100         71

 Colonial BancGroup                                    2,500         51

 Comerica                                              3,900         231

 Commerce Bancorp ss.                                  1,600         88

 Commerce Bancshares                                   1,439         69

 Community Banks ss.                                   1,283         37

 Community Bankshares of Indiana                       1,400         31

 Community Capital                                     1,500         34

 Community First Bankshares                            1,100         35

 Compass Bancshares                                    3,000         131

 Cullen/Frost Bankers                                  1,400         65

 CVB Financial ss.                                     2,234         50

 East West Bancorp                                     2,000         67

 Fidelity Southern ss.                                 2,300         35

 Fifth Third Bancorp                                   13,036        642

 First Charter ss.                                     1,400         34

 First City Bank                                       1,300         36

 First Financial Bancorp ss.                           1,970         34

 First Horizon National                                2,900         126

 First M & F Corporation ss.                           800           27

 First Merchants ss.                                   930           23

 First Midwest Bancorp                                 1,050         36

 First National Bankshares                             1,330         33

 FirstBank Puerto Rico                                 900           43

 FirstMerit                                            2,000         53

 FNB ss.                                               1,692         37

 Frontier Financial ss.                                1,000         35

 Fulton Financial                                      3,029         65

 German American Bancorp ss.                           974           16

 Gold Banc ss.                                         3,400         46

 Greater Bay Bancorp ss.                               1,700         49

 Hancock Holding                                       1,300         41

 Hibernia                                              3,400         90

 Hudson United Bancorp                                 970           36

 Huntington Bancshares                                 5,566         139

 IBERIABANK ss.                                        600           35

 Integra Bank ss.                                      1,271         28

 International Bancshares                              1,093         40

 KeyCorp                                               9,400         297

 M & T Bank                                            2,700         258

 Main Street Banks ss.                                 1,200         37

 Marshall & Ilsley                                     5,278         213

 Mercantile Bankshares                                 1,700         82

 Merrill Merchants Bancorp                             911           20

 Metrocorp Bancshares ss.                              1,500         29

 Mid-State Bancshares ss.                              1,300         33

 Midwest Banc Holdings ss.                             1,400         27

 National City                                         14,688        567

 NBT Bancorp ss.                                       1,400         33

 North Fork Bancorporation ss.                         3,600         160

 Old National Bancorp ss.                              1,440         36

 Omega Financial                                       500           17

 Oriental Financial Group ss.                          1,570         42

 Pacific Capital Bancorp ss.                           1,910         57

 Park National ss.                                     300           38

 Peoples Bancorp ss.                                   945           25

 Peoples Financial                                     1,500         27

 Peoples Holding                                       850           28

 PNC Financial Services Group                          6,200         335

 Popular                                               6,200         163

 Prosperity Bancshares ss.                             1,200         32

 Provident Bankshares                                  1,099         37

 Regions Financial                                     10,766        356

 Republic Bancorp                                      1,816         28

 S&T Bancorp ss.                                       600           21

 Sandy Spring Bancorp                                  800           26

 Santander Bancorp                                     1,903         48

 Silicon Valley Bancshares *                           1,300         48

 Sky Financial                                         2,433         61

 South Financial Group                                 1,265         36

 SouthTrust                                            7,700         321

 Southwest Bancorp of Oklahoma ss.                     2,000         44

 Southwest Bancorp of Texas                            1,600         32

 Sterling Bancshares                                   2,450         33

 SunTrust                                              8,984         633

 Susquehanna Bancshares                                1,800         44

 Synovus Financial                                     6,900         180

 TCF Financial                                         3,000         91

 Texas Regional Bancshares, Class A ss.                1,717         53

 The Savannah Bancorp                                  600           17

 Trustmark                                             1,900         59

 U.S. Bancorp                                          45,055        1,302

 U.S.B. Holding Company ss.                            1,652         42

 UCBH Holdings                                         2,000         78

 UMB Financial ss.                                     698           33

 UnionBancal                                           3,300         195

 United Bankshares                                     900           31

 Unity Bancorp ss.                                     3,638         45

 Valley National Bancorp ss.                           2,208         56

 Wachovia                                              30,648        1,439

 Wells Fargo                                           39,252        2,341

 WesBanco ss.                                          1,100         32

 WestAmerica                                           800           44

 Whitney Holding                                       950           40

 Wilmington Trust                                      1,500         54

 Wintrust Financial ss.                                1,050         60

 Zions Bancorp                                         2,100         128

                                                                     18,984

 Consumer Finance  1.2%
 Advanta, Class A                                      2,555         58

 American Express                                      29,700        1,528

 AmeriCredit *ss.                                      4,700         98

 Capital One Financial                                 5,700         421

 CompuCredit *                                         2,100         39

 First Marblehead *ss.                                 700           33

 MBNA                                                  29,375        740

 Metris Companies *ss.                                 2,300         23

 Moneygram International                               2,900         50

 Providian Financial *                                 7,300         113

 SLM Corporation                                       10,900        486

 Student Loan                                          500           71

 WFS Financial ss.                                     1,000         47

 World Acceptance *                                    1,300         30

                                                                     3,737

 Diversified Financial Services  3.1%
 Alliance Capital ss.                                  1,700         60

 CapitalSource *ss.                                    2,700         60

 Chicago Mercantile Exchange Holdings ss.              900           145

 CIT Group                                             5,200         194

 Citigroup                                             120,014       5,295

 eSpeed, Class A *                                     1,400         14

 GATX                                                  2,100         56

 Instinet Group *                                      2,300         12

 J.P. Morgan Chase                                     83,777        3,329

 Leucadia National ss.                                 1,521         86

 Moody's                                               3,800         278

 Principal Financial Group                             7,200         259

                                                                     9,788

 Insurance  5.0%
 21st Century Insurance Group ss.                      1,800         24

 AFLAC                                                 11,700        459

 Alfa ss.                                              2,700         38

 Allmerica Financial *                                 1,100         30

 Allstate                                              16,800        806

 Ambac                                                 2,650         212

 American Financial Group                              1,500         45

 American International Group                          60,718        4,128

 American National Insurance                           500           48

 AmerUs Life ss.                                       900           37

 Aon                                                   7,050         203

 Arch Capital Group *                                  900           35

 Arthur J. Gallagher ss.                               2,000         66

 Assurant                                              2,400         62

 Berkshire Hathaway, Class A *                         27            2,340

 Brown & Brown                                         2,000         91

 Chubb                                                 4,800         337

 Cincinnati Financial                                  3,780         156

 Citizens Financial *                                  600           5

 CNA Financial *ss.                                    4,800         115

 Commerce Group                                        1,300         63

 Conseco *                                             2,300         41

 Delphi Financial                                      1,150         46

 Erie Indemnity, Class A ss.                           1,500         76

 FBL Financial Group, Class A ss.                      1,332         35

 Fidelity National Financial                           4,562         174

 Financial Industries Corporation *ss.                 1,390         12

 First American Financial                              1,685         52

 FPIC Insurance Group *ss.                             1,300         34

 Genworth Financial, Class A *                         11,300        263

 Great American Financial Resources ss.                2,100         32

 Hartford Financial Services                           6,700         415

 HCC Insurance Holdings                                1,500         45

 Hilb Rogal and Hobbs ss.                              1,400         51

 Horace Mann Educators                                 2,100         37

 Jefferson Pilot                                       3,100         154

 LandAmerica Financial Group ss.                       700           32

 Lincoln National                                      4,000         188

 Loews                                                 4,200         246

 Markel *                                              210           65

 Marsh & McLennan                                      12,400        567

 MBIA                                                  3,200         186

 Mercury General                                       1,100         58

 MetLife                                               18,300        707

 Midland ss.                                           1,200         33

 Nationwide Financial Services, Class A                1,100         39

 Navigators Group *                                    1,100         32

 Odyssey Re Holdings ss.                               2,200         49

 Ohio Casualty *                                       1,400         29

 Old Republic International                            4,750         119

 Penn-America Group ss.                                2,800         38

 Phoenix Companies ss.                                 4,000         42

 Presidential Life ss.                                 1,700         29

 ProAssurance *ss.                                     824           29

 Progressive Corporation                               5,250         445

 Protective Life                                       1,500         59

 Prudential                                            12,100        569

 Reinsurance Group of America                          1,300         54

 RLI ss.                                               800           30

 SAFECO ss.                                            3,200         146

 St. Paul Companies                                    15,523        513

 StanCorp Financial Group                              600           43

 Torchmark                                             2,600         138

 Transatlantic Holdings                                1,437         78

 Triad Guaranty *                                      700           39

 UICI ss.                                              2,700         88

 United Fire & Casualty ss.                            700           40

 Unitrin                                               1,300         54

 UnumProvident                                         6,376         100

 Vesta Insurance                                       4,600         21

 W. R. Berkley                                         1,950         82

 Wesco Financial                                       150           53

 Zenith National ss.                                   1,100         46

                                                                     15,853

 Real Estate  2.0%
 Agree Realty, REIT                                    1,300         37

 AMB Property, REIT                                    2,000         74

 American Mortgage Acceptance, REIT                    1,600         26

 AmeriVest Properties, REIT ss.                        4,900         33

 Annaly Mortgage Management, REIT ss.                  3,300         57

 Apartment Investment & Management, REIT               3,000         104

 Archstone-Smith Trust, REIT                           4,300         136

 Arden Realty, REIT                                    1,600         52

 Avalonbay Communities, REIT                           1,707         103

 Bedford Property Investors, REIT ss.                  900           27

 Boston Properties, REIT                               2,400         133

 Brandywine Realty Trust, REIT                         1,900         54

 BRE Properties, REIT, Class A                         1,900         73

 Camden Property Trust, REIT                           1,500         69

 CarrAmerica Realty, REIT                              2,100         69

 Catellus Development, REIT                            2,978         79

 CBL & Associates Properties, REIT                     1,100         67

 Centerpoint Properties, REIT                          1,600         70

 Chelsea GCA, REIT ss.                                 1,300         87

 Consolidated-Tomoka Land                              900           31

 Cousins Properties, REIT                              1,950         67

 Crescent Real Estate Equities, REIT                   3,000         47

 CRT Properties, REIT                                  1,700         36

 Developers Diversified Realty, REIT                   2,300         90

 Duke Realty, REIT                                     3,800         126

 Equity Office Properties, REIT                        10,461        285

 Equity Residential, REIT                              7,400         229

 Federal Realty Investment Trust, REIT                 1,500         66

 Felcor Lodging Trust, REIT *ss.                       3,748         42

 First Industrial Realty, REIT ss.                     1,300         48

 Forest City Enterprises, Class A                      1,100         61

 Friedman, Billings, Ramsey Group, REIT, Class A ss.   4,900         94

 General Growth Properties, REIT                       5,900         183

 Getty Realty, REIT ss.                                1,400         37

 Health Care Property Investors, REIT                  3,200         83

 Heritage Property Investment Trust, REIT ss.          2,100         61

 Highwoods Properties, REIT                            1,700         42

 Home Properties of New York, REIT                     1,500         59

 Hospital Properties Trust, REIT                       2,200         93

 Host Marriott, REIT *                                 6,900         97

 Innkeepers USA, REIT                                  3,100         39

 IStar Financial, REIT                                 2,517         104

 Kilroy Realty, REIT                                   1,300         49

 Kimco Realty, REIT                                    2,950         151

 Liberty Property Trust, REIT                          2,200         88

 Macerich Company, REIT                                1,900         101

 Mack-Cali Realty, REIT                                1,300         58

 Maguire Properties, REIT ss.                          1,700         41

 Manufactured Home Communities, REIT                   1,100         37

 MeriStar Hospitality, REIT *                          6,000         33

 Mid-America Apartment Communities, REIT ss.           1,000         39

 Mills, REIT                                           1,800         93

 Mission West Properties, REIT ss.                     3,200         33

 Monmouth Real Estate Investment, REIT, Class A ss.    3,100         26

 Nationwide Health Properties, REIT                    2,500         52

 New Plan Excel Realty, REIT ss.                       2,800         70

 NovaStar Financial, REIT ss.                          800           35

 One Liberty Properties, REIT ss.                      1,700         31

 Pan Pacific Retail Properties, REIT                   1,200         65

 Parkway Properties, REIT ss.                          600           28

 Pennsylvania, REIT                                    1,630         63

 Plum Creek Timber, REIT                               4,544         159

 PMC Commercial Trust, REIT                            1,591         24

 Post Properties, REIT                                 1,800         54

 ProLogis, REIT                                        4,676         165

 Public Storage, REIT                                  2,800         139

 Rayonier, REIT                                        1,196         54

 Realty Income, REIT ss.                               1,500         68

 Reckson Associates Realty, REIT                       1,900         55

 Regency Centers, REIT                                 2,000         93

 Shurgard Storage Centers, REIT                        1,200         47

 Simon Property Group, REIT                            5,300         284

 SL Green Realty, REIT                                 1,500         78

 St. Joe                                               1,800         86

 Taubman Centers, REIT                                 1,600         41

 Thornburg Mortgage, REIT ss.                          2,500         72

 Trammell Crow *                                       2,000         31

 Trizec Properties, REIT                               3,800         61

 United Dominion Realty Trust, REIT                    4,000         79

 Vencor, REIT                                          3,200         83

 Vornado Realty Trust, REIT                            3,200         201

 Weingarten Realty Investors, REIT                     2,675         88

 Wellsford Real Properties *                           1,200         18

 WP Carey & Co ss.                                     900           27

                                                                     6,470

 Thrifts & Mortgage Finance  2.1%
 Alliance Bank ss.                                     800           25

 Anchor Bancorp Wisconsin ss.                          1,200         31

 Astoria Financial                                     2,050         73

 BankAtlantic, Class A ss.                             2,700         49

 Berkshire Hills Bancorp ss.                           1,000         37

 Brookline Bancorp ss.                                 2,693         42

 Capitol Federal Financial ss.                         2,100         68

 Commercial Capital Bancorp                            1,900         43

 Commercial Federal                                    1,300         35

 CORUS Bankshares                                      1,100         47

 Countrywide Credit                                    12,498        492

 Doral Financial                                       2,350         97

 Downey Financial                                      600           33

 Fannie Mae                                            22,300        1,414

 First Busey ss.                                       1,650         32

 First Federal Capital                                 1,000         30

 First Niagra Financial                                2,105         28

 FirstFed Financial *                                  800           39

 Flushing Financial ss.                                1,350         26

 Freddie Mac                                           16,200        1,057

 Fremont General ss.                                   2,700         63

 FSF Financial                                         1,000         35

 Golden West Financial                                 3,500         388

 Greenpoint Financial                                  3,500         162

 Horizon Financial ss.                                 1,200         23

 Hudson City Bancorp                                   4,900         175

 Hudson River Bancorp                                  2,000         38

 Independence Community Bank                           2,954         115

 IndyMac Mortgage Holdings                             1,700         62

 MAF Bancorp                                           1,511         65

 MGIC Investment                                       2,200         146

 Net Bank ss.                                          2,021         20

 New York Community Bancorp ss.                        6,953         143

 Northwest Bancorp ss.                                 1,200         27

 People's Bank ss.                                     2,650         95

 PMI Group                                             2,000         81

 Radian                                                2,200         102

 Sovereign Bancorp                                     8,183         179

 Washington Federal                                    1,857         47

 Washington Mutual                                     21,006        821

 Waypoint Financial                                    1,630         45

 Webster Financial                                     1,600         79

                                                                     6,609

 Total Financials                                                    68,928

 HEALTH CARE  12.7%
 Biotechnology  1.9%
 Abgenix *                                             3,900         38

 Affymetrix *ss.                                       1,400         43

 Albany Molecular Research *ss.                        1,300         13

 Alexion Pharmaceutical *ss.                           700           13

 Alkermes *ss.                                         2,100         24

 Amgen *                                               30,460        1,727

 Amylin Pharmaceuticals *ss.                           2,900         60

 Aphton *                                              700           3

 Applera                                               5,300         100

 Arena Pharmaceuticals *ss.                            2,500         11

 Ariad Pharmaceuticals *ss.                            2,200         15

 Array BioPharma *ss.                                  2,100         15

 AVI BioPharma *ss.                                    2,700         6

 Avigen *ss.                                           2,000         7

 Biogen Idec *                                         7,610         466

 BioMarin Pharmaceutical *ss.                          4,300         22

 Biopure *                                             2,600         1

 Caliper Life Sciences *ss.                            2,200         16

 Celera Genomics *                                     1,500         18

 Celgene *                                             2,000         116

 Cell Genesys *ss.                                     1,300         12

 Cell Therapeutics *ss.                                2,100         14

 Cephalon *ss.                                         1,200         58

 Charles River Laboratories International *            1,400         64

 Chiron *                                              4,800         212

 Cubist Pharmaceuticals *ss.                           1,000         10

 CuraGen *ss.                                          2,600         14

 CV Therapeutics *ss.                                  900           11

 Cytrx *ss.                                            6,400         11

 Digene *ss.                                           900           23

 Diversa *ss.                                          2,400         20

 Encysive Pharmaceuticals *                            2,700         24

 Enzo Biochem *ss.                                     924           14

 Enzon Pharmaceuticals *ss.                            2,200         35

 Exelixis *                                            1,800         15

 Gen-Probe *                                           1,800         72

 Gene Logic *ss.                                       1,500         6

 Genencor International *ss.                           2,100         34

 Genentech *                                           15,300        802

 Genta *ss.                                            2,600         7

 Genzyme *                                             5,300         288

 Gilead Sciences *                                     9,880         369

 Human Genome Sciences *ss.                            2,900         32

 ICOS *ss.                                             2,400         58

 ILEX Oncology *                                       1,600         40

 ImClone Systems *                                     1,707         90

 ImmunoGen *ss.                                        1,600         8

 Immunomedics *ss.                                     6,100         16

 Incyte Genomics *ss.                                  5,300         51

 Interleukin Genetics *                                3,000         9

 InterMune *ss.                                        1,300         15

 Isis Pharmaceuticals *ss.                             3,000         15

 La Jolla Pharmaceutical *ss.                          2,300         7

 Ligand Pharmaceuticals, Class B *                     2,800         28

 Luminex *ss.                                          2,800         20

 Martek Biosciences *ss.                               1,100         54

 Medarex *ss.                                          3,400         25

 MedImmune *                                           5,652         134

 Millennium Pharmaceuticals *                          6,585         90

 Myriad Genetics *ss.                                  1,100         19

 NeoPharm *ss.                                         1,305         11

 Neose Technologies *ss.                               2,700         20

 Neurocrine Biosciences *                              600           28

 Novavax *ss.                                          2,300         7

 NPS Pharmaceuticals *ss.                              800           17

 ONYX Pharmaceuticals *ss.                             800           34

 OraSure Technologies *ss.                             1,800         11

 OSI Pharmaceuticals *ss.                              1,005         62

 OSI Pharmaceuticals, Rights *                         90            0

 OXiGENE *                                             1,700         10

 Pharmacopeia Drug Discovery *ss.                      800           4

 Progenics Pharmaceuticals *ss.                        1,800         26

 Protein Design Labs *                                 2,300         45

 Regeneron Pharmaceuticals *ss.                        2,300         20

 Sangamo BioSciences *ss.                              2,300         11

 Sequenom *                                            2,300         2

 Serologicals *ss.                                     1,650         39

 Tanox *ss.                                            1,800         30

 Techne *                                              1,500         57

 Telik *ss.                                            1,800         40

 Transkaryotic Therapies *ss.                          1,200         21

 Trimeris *ss.                                         600           9

 VaxGen *                                              3,100         41

 Vertex Pharmaceuticals *ss.                           1,948         20

 Vicuron Pharmaceuticals *                             1,200         18

 XOMA *ss.                                             3,300         8

                                                                     6,131

 Health Care Equipment & Supplies  2.5%
 Advanced Medical Optics *ss.                          1,444         57

 Align Technology *ss.                                 3,900         60

 American Medical Systems *                            1,300         47

 Analogic                                              900           38

 Anika Therapeutics *                                  1,800         25

 Arrow International                                   1,800         54

 ArthroCare *ss.                                       1,500         44

 Aspect Medical Systems *                              1,200         22

 Bausch & Lomb                                         1,600         106

 Baxter International                                  13,700        441

 Beckman Coulter                                       1,200         67

 Becton, Dickinson                                     6,200         321

 Bio-Rad Laboratories, Class A *                       700           36

 Biomet                                                6,100         286

 Biosite Diagnostics *ss.                              700           34

 Bioveris *                                            2,300         14

 Boston Scientific *                                   19,100        759

 Bruker Biosciences *                                  6,100         21

 C R Bard                                              2,200         125

 Cantel Medical *ss.                                   1,000         24

 Cerus *ss.                                            1,700         4

 CTI Molecular Imaging *                               2,800         23

 Cytyc *                                               2,700         65

 Dentsply International                                1,700         88

 Diagnostic Products                                   700           29

 Edwards Lifesciences *                                1,760         59

 EPIX Pharmaceuticals *ss.                             1,900         37

 Exactech *ss.                                         2,100         43

 Fisher Scientific *                                   2,564         150

 Guidant                                               6,900         456

 Haemonetics *                                         1,300         43

 Hillenbrand Industries                                1,500         76

 Hospira *                                             3,590         110

 ICU Medical *ss.                                      800           21

 IDEXX Laboratories *                                  800           41

 INAMED *                                              1,100         52

 Invacare ss.                                          700           32

 Inverness Medical Innovations *ss.                    1,380         29

 Invitrogen *                                          1,200         66

 Kinetic Concepts *                                    1,900         100

 Laserscope *ss.                                       500           10

 Lifecore Biomedical *                                 2,300         16

 Matthews International, Class A                       1,400         47

 Medical Action Industries *ss.                        2,100         35

 Medtronic                                             28,620        1,485

 Millipore *                                           1,100         53

 Molecular Devices *ss.                                1,300         31

 NMT Medical *                                         2,800         11

 Palomar Medical Technologies *ss.                     1,000         22

 PerkinElmer                                           2,635         45

 Regeneration Technologies *ss.                        2,200         18

 ResMed *ss.                                           1,100         52

 Respironics *                                         1,200         64

 St. Jude Medical *                                    3,900         294

 Steris *                                              1,600         35

 Stryker                                               9,700         466

 SurModics *ss.                                        1,200         28

 Sybron Dental Specialties *                           1,666         49

 Thermo Electron *                                     4,150         112

 Thoratec *ss.                                         3,400         33

 Valley Forge Scientific *ss.                          9,200         13

 Varian *                                              700           26

 Varian Medical Systems *                              3,100         107

 Ventana Medical Systems *ss.                          700           35

 Viasys Healthcare *                                   1,857         31

 VISX *                                                1,500         31

 Vital Signs ss.                                       800           26

 Waters Corporation *                                  2,700         119

 West Pharmaceutical Services ss.                      1,400         29

 Zimmer Holdings *                                     5,560         439

 Zoll Medical *ss.                                     700           23

                                                                     7,890

 Health Care Providers & Services  2.4%
 Accredo Health *                                      1,767         42

 Aetna                                                 3,700         370

 Allscripts Healthcare *                               2,900         26

 AmerisourceBergen                                     2,566         138

 AMN Healthcare Services *ss.                          2,452         29

 AmSurg, Class A *ss.                                  1,600         34

 Anthem *ss.                                           3,231         282

 Apria Healthcare *                                    1,500         41

 Beverly Enterprises *ss.                              4,400         33

 Bioanalytical Systems *ss.                            1,700         9

 Cardinal Health                                       10,005        438

 Caremark RX *                                         10,650        342

 Cerner *ss.                                           800           35

 CIGNA                                                 3,200         223

 Community Health System *                             2,300         61

 CorVel *ss.                                           650           19

 Covance *                                             1,700         68

 Coventry Health Care *                                1,950         104

 Cross Country Healthcare *ss.                         1,000         16

 D&K Healthcare ss.                                    700           7

 Davita *                                              2,599         81

 Dendrite International *                              1,900         31

 Eclipsys *ss.                                         1,700         27

 Express Scripts *                                     1,800         118

 First Health Group *                                  2,400         39

 Gentiva Health Services *                             2,375         39

 HCA                                                   11,700        446

 Health Management                                     5,600         114

 Health Net *                                          2,600         64

 Henry Schein *                                        1,000         62

 Hooper Holmes                                         6,200         28

 Humana *                                              4,300         86

 IDX Systems *                                         1,100         36

 IMS Health                                            5,800         139

 Inveresk Research Group *                             1,600         59

 Laboratory Corporation of America *                   3,500         153

 LifePoint Hospitals *ss.                              1,431         43

 Lincare Holdings *                                    2,300         68

 Manor Care                                            2,600         78

 McKesson                                              6,951         178

 Medco *                                               6,546         202

 MIM Corporation *ss.                                  2,500         14

 National Data ss.                                     1,400         22

 OCA *ss.                                              2,800         13

 Omnicare                                              2,300         65

 Omnicell *ss.                                         2,000         26

 PacifiCare Health Systems *                           2,400         88

 Patterson Companies *ss.                              1,600         122

 PDI *                                                 1,900         51

 Pharmaceutical Product Development *                  1,800         65

 Prime Medical Services *ss.                           2,300         17

 Priority Healthcare, Class B *ss.                     1,300         26

 Province Healthcare *                                 2,800         59

 PSS World Medical *                                   3,000         30

 Psychemedics                                          2,375         29

 Q-Med *ss.                                            1,800         13

 Quest Diagnostics                                     2,600         229

 Renal Care Group *                                    2,100         68

 Rural/Metro *ss.                                      6,200         14

 Select Medical                                        3,800         51

 Service Corp. International *                         6,700         42

 Sierra Health Services *ss.                           1,200         58

 Specialty Laboratories *                              2,200         23

 Stewart Enterprises, Class A *                        4,100         28

 Sunrise Senior Living *ss.                              900           32

 Tenet Healthcare *                                    11,650        126

 Triad Hospitals *                                     2,131         73

 United American Healthcare *                          3,200         16

 UnitedHealth Group                                    15,946        1,176

 Universal Health Services                             1,200         52

 WebMD *ss.                                            8,610         60

 WellChoice *                                          1,700         63

 WellPoint Health Networks *                           3,900         410

                                                                     7,569

 Pharmaceuticals  5.9%
 aaiPharma *ss.                                        3,450         5

 Abbott Laboratories,                                  36,300        1,538

 Adolor *ss.                                           2,000         22

 Allergan                                              3,100         225

 Alpharma, Class A                                     1,000         18

 Andrx *                                               1,500         33

 Antigenics *ss.                                       1,600         10

 Atrix Laboratory *                                    900           28

 Barr Pharmaceuticals *                                2,201         91

 Bristol Myers Squibb                                  45,100        1,067

 Discovery Partners *ss.                               4,700         23

 Eli Lilly                                             25,900        1,555

 Emisphere Technologies *ss.                           1,000         3

 Endo Pharmaceutical *                                 2,600         48

 Eon Labs *                                            2,400         52

 First Horizon Pharmaceutical *                        1,200         24

 Forest Laboratories *                                 8,600         387

 Inspire Pharmaceuticals *                             1,500         24

 IVAX *                                                5,437         104

 Johnson & Johnson                                     68,875        3,880

 K-V Pharmaceutical, Class A *ss.                      1,600         29

 King Pharmaceuticals *                                5,289         63

 Kos Pharmaceuticals *ss.                              1,100         39

 Medicines Company *ss.                                1,100         26

 Medicis Pharmaceutical, Class A                       1,700         66

 Merck                                                 51,594        1,703

 MGI Pharma *                                          2,000         53

 Mylan Laboratories ss.                                6,175         111

 Nektar Therapeutics *ss.                              2,000         29

 Noven Pharmaceuticals *                               2,100         44

 Orphan Medical *ss.                                   1,400         15

 Par Pharmaceutical *                                  1,000         36

 Perrigo                                               1,700         35

 Pfizer                                                176,805       5,410

 Schering-Plough                                       35,200        671

 Sepracor *ss.                                         2,400         117

 Valeant Pharmaceuticals                               1,900         46

 Watson Pharmaceuticals *                              2,400         71

 Wyeth                                                 30,800        1,152

                                                                     18,853

 Total Health Care                                                   40,443

 INDUSTRIALS & BUSINESS SERVICES  10.7%
 Aerospace & Defense  1.8%
 Alliant Techsystems *                                 1,025         62

 Aviall *                                              1,600         33

 BE Aerospace *                                        4,800         44

 Boeing                                                18,500        955

 Curtiss-Wright ss.                                    900           52

 DRS Technologies *ss.                                 700           26

 Engineered Support System                             1,150         52

 Esterline Technologies *                              1,000         31

 GenCorp ss.                                           2,200         30

 General Dynamics                                      4,500         459

 Goodrich                                              2,740         86

 Herley Industries *                                   1,200         22

 Hexcel *ss.                                           4,200         58

 Honeywell International                               20,125        722

 InVision *ss.                                         700           31

 L-3 Communication                                     2,100         141

 Ladish Company *                                      2,300         21

 Lockheed Martin                                       10,500        586

 Mercury Computer Systems *                            900           24

 Northrop Grumman                                      8,302         443

 Pemco Aviation Group *ss.                             1,500         40

 Precision Castparts                                   1,484         89

 Raytheon                                              10,400        395

 Rockwell Collins                                      3,900         145

 Teledyne Technologies *                               1,700         43

 United Industrial                                     1,700         56

 United Technologies                                   12,202        1,139

                                                                     5,785

 Air Freight & Logistics  1.0%
 C.H. Robinson Worldwide                               2,600         121

 CNF                                                   1,500         61

 EGL *                                                 1,550         47

 Expeditors International of Washington                2,300         119

 Fedex                                                 7,100         608

 Forward Air *                                         1,100         44

 Ryder System                                          1,800         85

 UPS, Class B                                          26,100        1,982

                                                                     3,067

 Airlines  0.1%
 AirTran *ss.                                          3,300         33

 Alaska Air Group *ss.                                 800           20

 AMR *ss.                                              4,300         32

 Continental Airlines, Class B *ss.                    2,100         18

 Delta *ss.                                           3,400         11

 FLYi *ss.                                             2,900         11

 JetBlue Airways *ss.                                  2,175         45

 Northwest Airlines *ss.                               2,500         21

 SkyWest                                               2,800         42

 Southwest Airlines                                    19,337        263

                                                                     496

 Building Products  0.2%
 AAON *ss.                                             950           16

 American Standard *                                   4,800         187

 Ameron International ss.                              600           20

 Jacuzzi Brands *                                      3,300         31

 Lennox International                                  1,200         18

 Masco                                                 10,500        362

 Universal Forest Products ss.                         600           20

 Water Pik Technologies *                              2,405         36

 York International                                    1,100         35

                                                                     725

 Commercial Services & Supplies  1.5%
 Adesa *                                               1,900         31

 Administaff *ss.                                      2,300         27

 Allied Waste Industries *                             7,260         64

 Apollo Group, Class A *                               4,025         295

 ARAMARK, Class B                                      2,700         65

 Avery Dennison                                        2,700         178

 Banta                                                 600           24

 Brady, Class A                                        500           24

 Bright Horizons Family Solutions *ss.                 800           43

 Brinks Company                                        1,600         48

 Career Education *                                    2,600         74

 Cendant                                               23,954        517

 Central Parking ss.                                   800           11

 ChoicePoint *                                         2,066         88

 Cintas                                                4,300         181

 Consolidated Graphics *                               1,300         54

 Copart *                                              3,350         63

 Corinthian Colleges *                                 2,300         31

 Corporate Executive Board                             1,200         74

 Corrections Corp of America *                         923           33

 CoStar Group *                                        800           39

 Deluxe                                                1,200         49

 Devry *ss.                                            2,400         50

 DiamondCluster International *                        2,300         28

 Dun & Bradstreet *                                    1,900         112

 Education Management *                                2,200         59

 Electronic Clearing House *ss.                        1,900         17

 Equifax                                               3,200         84

 Exult *ss.                                            3,900         21

 Food Technology Service *                             8,300         7

 Franklin Covey *ss.                                   6,800         13

 G & K Services, Class A                               800           32

 GEO *ss.                                              1,600         33

 H&R Block                                             4,300         213

 Herman Miller                                         1,800         44

 HNI Corporation                                       1,400         55

 Hudson Highland Group *ss.                            1,157         34

 ICT Group *ss.                                        500           4

 Ikon Office Solutions                                 3,200         38

 Imagistics International *ss.                         1,012         34

 Ionics *ss.                                           700           19

 ITT Educational Services *ss.                         1,000         36

 John H. Harland ss.                                   900           28

 Korn/Ferry *                                          1,300         24

 Labor Ready *ss.                                      3,000         42

 Laureate *                                            1,368         51

 Learning Tree International *ss.                      2,400         34

 Manpower                                              1,700         76

 NCO Group *                                           1,600         43

 Pitney Bowes                                          5,300         234

 PRG-Schultz International *ss.                        5,700         33

 R.R. Donnelley                                        4,600         144

 RemedyTemp, Class A *ss.                              1,300         14

 Republic Services                                     3,400         101

 Robert Half International                             4,400         113

 Rollins                                               1,400         34

 School Specialty *                                    1,100         43

 ServiceMaster                                         6,700         86

 SITEL *                                               9,200         20

 Sotheby's, Class A *                                  3,300         52

 SOURCECORP *                                          1,100         24

 Spherion *                                            4,200         33

 Stericycle *                                          700           32

 Strayer Education                                     400           46

 Team *                                                2,500         39

 TeleTech Holdings *ss.                                2,500         24

 Tetra Tech *                                          2,325         29

 TRM Copy Centers *ss.                                 1,400         27

 United Rentals *                                      2,400         38

 United Stationers *                                   700           30

 Viad                                                  1,100         26

 Waste Connections *                                   2,200         70

 Waste Management                                      13,460        368

 West Corporation *                                    1,900         55

 Westaff *ss.                                          6,400         20

                                                                     4,979

 Construction & Engineering  0.1%
 Dycom Industries *                                    1,400         40

 EMCOR Group *                                         500           19

 Fluor                                                 1,900         84

 Granite Construction ss.                              1,750         42

 Insituform Technologies *ss.                          1,800         34

 Integrated Electrical Services *ss.                   3,400         16

 Jacobs Engineering Group *                            1,300         50

 Mastec *ss.                                           5,850         31

 McDermott International *ss.                          3,400         40

 Quanta Services *ss.                                  4,550         27

 Shaw Group *ss.                                       3,100         37

                                                                     420

 Electrical Equipment  0.5%
 Acuity Brands                                         1,200         28

 American Power Conversion                             4,600         80

 American Superconductor *ss.                          1,800         22

 AMETEK                                                1,800         55

 Artesyn Technologies *ss.                             1,600         16

 AZZ *ss.                                              1,100         15

 Baldor Electric                                       800           19

 C&D Technologies ss.                                  800           15

 Channell Commercial *                                 1,700         6

 Cooper Industries, Class A                            2,400         142

 Emerson Electric                                      9,500         588

 Energy Conversion Devices *ss.                        900           12

 Fuelcell Energy *ss.                                  1,400         14

 General Cable *ss.                                    2,500         27

 Genlyte Group *                                       700           45

 Hubbell, Class B                                      1,200         54

 LSI Industries ss.                                    2,112         22

 Plug Power *ss.                                       4,500         29

 Power-One *ss.                                        2,700         17

 Regal-Beloit                                          1,100         27

 Rockwell Automation                                   4,300         166

 Technology Research ss.                               1,200         8

 Thomas & Betts                                        1,400         38

 Ultralife Batteries *ss.                              1,500         15

 Unique Mobility *                                     4,400         11

 Vicor                                                 1,200         12

 Woodward Governor                                     400           27

                                                                     1,510

 Industrial Conglomerates  3.2%
 3M                                                    18,300        1,463

 Alleghany                                             200           55

 Carlisle Companies                                    700           45

 GE                                                    243,706       8,184

 Roper Industries                                      1,000         57

 Teleflex                                              900           38

 Textron                                               3,000         193

 Tredegar ss.                                          1,300         24

 Walter Industries ss.                                 2,700         43

                                                                     10,102

 Machinery  1.6%
 Actuant, Class A *ss.                                 1,540         63

 AGCO *                                                2,500         57

 Ampco Pittsburgh ss.                                  2,400         32

 Briggs & Stratton                                     500           41

 Cascade ss.                                           1,400         39

 Caterpillar                                           8,000         644

 Crane                                                 1,400         40

 Cummins Engine ss.                                    900           67

 Danaher                                               7,200         369

 Deere                                                 5,500         355

 Donaldson ss.                                         2,200         62

 Dover                                                 4,400         171

 Eaton                                                 3,200         203

 EnPro Industries *ss.                                 2,768         67

 ESCO Electronics *                                    300           20

 Flowserve *                                           1,200         29

 Graco                                                 1,887         63

 Harsco                                                1,300         58

 Illinois Tool Works                                   7,350         685

 Ingersoll-Rand, Class A                               4,100         279

 ITT Industries                                        2,100         168

 JLG Industries ss.                                    1,000         17

 Kennametal                                            800           36

 Lincoln Electric Holdings                             1,600         50

 Manitowoc ss.                                         800           28

 NACCO Industries ss.                                  500           43

 Navistar *                                            2,000         74

 Nordson                                               1,000         34

 Oshkosh Truck                                         800           46

 PACCAR                                                4,350         301

 Pall                                                  3,000         73

 Parker Hannifin                                       3,119         184

 Pentair                                               2,200         77

 Robbins & Myers ss.                                   1,800         40

 SPX                                                   1,604         57

 Stewart & Stevenson ss.                               1,500         27

 Tecumseh Products, Class A                            700           29

 Terex *                                               1,900         82

 Thomas Industries ss.                                 900           28

 Timken                                                2,200         54

 Toro                                                  200           14

 Trinity Industries ss.                                1,800         56

 Turbochef Technologies *ss.                           3,300         16

 Valmont Industries                                    1,200         25

 Wabtec                                                1,525         29

 Watts Industries, Class A                             800           21

 Wolverine Tube *ss.                                   2,800         32

                                                                     4,985

 Marine  0.1%
 Alexander & Baldwin                                   1,500         51

 International Shipholding *ss.                        1,900         27

 Kirby Corporation *                                   1,200         48

 Overseas Shipholding Group                            1,300         65

                                                                     191

 Road & Rail  0.5%
 Burlington Northern Santa Fe                          8,200         314

 CSX                                                   4,500         149

 Dollar Thrifty Auto Group *ss.                        1,000         24

 Florida East Coast Industries ss.                     800           30

 J.B. Hunt Transport Services                          2,500         93

 Kansas City Southern Industries *ss.                  1,600         24

 Knight Transportation *                               2,100         45

 Norfolk Southern                                      9,800         292

 Swift Transportation *ss.                             2,370         40

 U.S. Xpress Enterprises *ss.                          2,500         46

 Union Pacific                                         6,000         352

 USA Truck *ss.                                        2,400         29

 Werner Enterprises                                    2,575         50

                                                                     1,488

 Trading Companies & Distributors  0.1%
 Applied Industrial Technologies                       1,100         39

 Fastenal                                              1,600         92

 Huttig Building Products *                            4,044         37

 W. W. Grainger                                        2,100         121

                                                                     289

 Total Industrials & Business Services                               34,037

 INFORMATION TECHNOLOGY  15.3%
 Communications Equipment  2.5%
 3 Com *                                               8,300         35

 ADC Telecommunications *                              16,252        29

 ADTRAN                                                1,700         39

 Advanced Fibre Communications *                       1,900         30

 Anaren *ss.                                           700           9

 Andrew *ss.                                           3,900         48

 Avaya *                                               11,457        160

 Avocent *                                             1,236         32

 Bel Fuse, Class A                                     800           22

 Belden CDT                                            1,100         24

 Black Box ss.                                         600           22

 C-Cor.net *                                           2,500         21

 Carrier Access *ss.                                   1,000         7

 Centillium Communications *ss.                        5,900         14

 CIENA *                                               10,247        20

 Cisco Systems *                                       158,568       2,870

 Cognitronics *                                        3,800         13

 Commscope *                                           1,300         28

 Computer Network Technology *ss.                      2,300         9

 Comverse Technology *                                 5,000         94

 Corning *                                             32,210        357

 Digital Lightwave *ss.                                22,300        25

 ditech Communications *ss.                            2,500         56

 Echelon *ss.                                          1,800         14

 Extreme Networks *ss.                                 2,600         12

 F5 Networks *ss.                                      1,000         31

 Finisar *ss.                                          13,400        17

 Foundry Networks *                                    3,800         36

 Harmonic *ss.                                         3,359         22

 Harris                                                1,700         93

 Inter-Tel                                             1,100         24

 InterDigital Communication *                          2,300         38

 Ixia *ss.                                             2,100         20

 JDS Uniphase *                                        30,758        104

 Juniper Networks *                                    11,650        275

 Lucent Technologies *ss.                              102,185       324

 Motorola                                              54,940        991

 MRV Communications *ss.                               8,760         22

 Norstan *                                             3,000         10

 Optical Cable, Warrants, 10/24/07 **                  168           0

 Packeteer *ss.                                        1,800         19

 Paradyne Networks *ss.                                6,500         30

 Plantronics                                           1,300         56

 Polycom *                                             2,700         54

 Powerwave Technologies *ss.                           2,700         17

 QUALCOMM                                              37,200        1,452

 REMEC *ss.                                            2,800         13

 Safenet *ss.                                          411           11

 Scientific-Atlanta                                    3,600         93

 SeaChange International *ss.                          1,500         24

 Sonus Networks *                                      9,700         55

 Stratex Networks *                                    4,500         10

 Sycamore Networks *                                   5,900         22

 Tekelec *                                             1,600         27

 Tellabs *                                             9,200         85

 Terayon Communication Systems *                       2,900         6

 Tollgrade Communications *                            400           4

                                                                     7,975

 Computers & Peripherals  3.0%
 Adaptec *                                             2,800         21

 Advanced Digital Info *ss.                            2,000         17

 Apple Computer *                                      8,700         337

 Avid Technology *ss.                                  900           42

 Brocade Communications Systems *ss.                   4,860         28

 Concurrent Computer *ss.                              6,200         10

 Dell *                                                58,900        2,097

 Diebold                                               1,700         79

 Dot Hill *                                            1,700         14

 Drexler Technology *ss.                               800           7

 Electronics for Imaging *                             1,300         21

 EMC *                                                 56,576        653

 Emulex *ss.                                           1,600         18

 Gateway *                                             8,300         41

 Hewlett-Packard                                       70,918        1,330

 IBM                                                   39,190        3,360

 Imation ss.                                           800           29

 InFocus *                                             3,800         35

 Intergraph *ss.                                       1,100         30

 Iomega ss.                                            6,100         28

 Lexmark International *                               3,100         260

 Maxtor *                                              5,504         29

 McDATA, Class A *ss.                                  2,325         12

 NCR *                                                 2,100         104

 Network Appliance *                                   7,600         175

 Presstek *ss.                                         3,500         34

 QLogic *                                              2,111         63

 Quantum DLT & Storage Systems Group *                 4,100         10

 Rimage *                                              2,200         31

 Sandisk *ss.                                          4,300         125

 Seagate Technology *ss.                               10,600        143

 Socket Communications *ss.                            4,900         12

 Storage Technology *                                  3,100         78

 Sun Microsystems *                                    75,300        304

 UNOVA *ss.                                            2,400         34

 Western Digital *                                     4,600         40

                                                                           9,651

 Electronic Equipment & Instruments  0.6%
 Aeroflex *                                            3,900         41

 Agilent Technologies *                                11,187        241

 Amphenol, Class A *                                   1,800         62

 Anixter International                                 900           32

 Arrow Electronics *                                   2,800         63

 Avnet *                                               2,748         47

 AVX ss.                                               4,100         49

 Benchmark Electronics *                               850           25

 Brightpoint *ss.                                      1,100         19

 CDW                                                   1,900         110

 Coherent *                                            800           21

 CTS ss.                                               1,100         14

 Digital Theater Systems *ss.                          1,500         27

 Dionex *                                              700           38

 Electro Scientific Industries *ss.                    1,300         23

 Ingram Micro, Class A *                               3,000         48

 Jabil Circuit *                                       4,300         99

 KEMET *ss.                                            2,200         18

 Landauer ss.                                          600           28

 Lexar Media *ss.                                      3,200         27

 Maxwell Technologies *ss.                             2,100         22

 Merix *ss.                                            1,000         10

 Molex                                                 4,350         130

 Napco Security Systems *ss.                           4,800         43

 National Instruments ss.                              2,100         64

 Newport *                                             1,100         13

 Nu Horizons Electronics *                             2,050         13

 OYO Geospace *                                        1,300         21

 Park Electrochemical ss.                              600           13

 PC Connection *ss.                                    2,950         20

 Plexus *ss.                                           900           10

 Research Frontiers *ss.                               1,700         11

 Sanmina-SCI *                                         11,412        80

 Sirenza Microdevices *                                5,900         25

 Solectron *                                           21,240        105

 Somera Communications *ss.                            9,700         14

 Symbol Technologies                                   4,700         59

 Tech Data *                                           1,300         50

 Technitrol *                                          2,000         39

 Tektronix                                             2,000         67

 Trimble Navigation *                                  1,500         47

 TTM Technologies *                                    1,400         12

 Veeco *ss.                                            1,700         36

 Vishay Intertechnology *                              4,668         60

 X-Rite ss.                                            2,000         29

 Zomax *                                               4,000         13

 Zygo *ss.                                             1,300         13

                                                                     2,051

 Internet Software & Services  1.0%
 Akamai Technologies *ss.                              2,900         41

 aQuantive *ss.                                        1,400         13

 Ariba *ss.                                            2,238         21

 Ask Jeeves *ss.                                       2,100         69

 CNET Networks *ss.                                    5,675         52

 Digitas *                                             4,469         34

 DoubleClick *ss.                                      3,830         23

 Earthlink *                                           5,330         55

 eCollege.com *ss.                                     1,100         11

 Entrust Technologies *ss.                             3,900         10

 Google, Class A *ss.                                  5,700         739

 IAC/InterActiveCorp *ss.                              16,642        366

 Interwoven *                                          2,989         22

 Kana Software *ss.                                    3,000         5

 MarketWatch.com *                                     2,900         36

 MatrixOne *ss.                                        3,500         18

 Modem Media *ss.                                      2,200         12

 Monster Worldwide *                                   2,500         62

 Netegrity *                                           2,050         15

 NetRatings *ss.                                       1,900         34

 RealNetworks *ss.                                     4,600         21

 Register.com *ss.                                     1,296         7

 Retek *                                               5,972         27

 S1 *                                                  3,500         28

 SeeBeyond Technology *ss.                             4,200         13

 Sonicwall *                                           3,200         22

 The Knot *ss.                                         2,800         10

 TippingPoint Technologies *ss.                        1,100         26

 Tumbleweed Communications *                           5,700         14

 United Online *ss.                                    1,350         13

 VeriSign *                                            5,340         106

 Webex Communications *ss.                             1,100         24

 webMethods *                                          2,310         12

 Websense *                                            900           37

 Yahoo! *                                              31,632        1,073

                                                                     3,071

 IT Services  1.4%
 Acxiom                                                2,200         52

 Affiliated Computer Services, Class A *ss.            2,900         161

 Alliance Data Systems *                               900           37

 Analysts International *                              8,700         38

 AnswerThink *ss.                                      4,120         22

 Automatic Data Processing                             13,800        570

 BearingPoint *                                        4,800         43

 BISYS Group *                                         2,600         38

 CACI International, Class A *                         800           42

 Ceridian *                                            3,100         57

 Certegy                                               1,500         56

 Checkfree *                                           2,700         75

 CIBER *                                               1,500         11

 Cognizant Technology Solutions *                      4,900         150

 Computer Sciences *                                   4,600         217

 Convergys *                                           3,100         42

 CSG Systems International *                           1,900         29

 DST Systems *                                         2,400         107

 EFunds *                                              1,906         35

 Electronic Data Systems                               11,400        221

 First Data                                            20,651        898

 Fiserv *                                              4,375         153

 Forrester Research *                                  800           12

 Global Payments ss.                                   1,280         69

 Igate Capital *                                       1,800         7

 Indus International *ss.                              4,700         7

 Inforte *                                             1,300         9

 Intelligroup *                                        200           0

 InterCept Group *                                     1,800         34

 Intrado *ss.                                          700           7

 Iron Mountain *                                       3,175         108

 Keane *ss.                                            1,456         22

 Lightbridge *                                         1,678         8

 Management Network Group *                            1,200         2

 Maximus *                                             1,100         32

 Medquist *ss.                                         900           12

 MPS Group *                                           3,600         30

 National Processing *ss.                              1,600         42

 Paychex                                               8,587         259

 Pegasus Solutions *ss.                                950           11

 Perot Systems, Class A *                              2,500         40

 Sabre Holdings                                        3,200         79

 Safeguard Scientifics *ss.                            4,100         8

 Sapient *                                             6,000         46

 Startek                                               600           19

 SunGard Data Systems *                                6,100         145

 Sykes Enterprises *ss.                                1,100         5

 Syntel ss.                                            1,800         30

 Titan *                                               2,300         32

 Total System Services ss.                             4,600         116

 Unisys *                                              7,500         77

                                                                     4,322

 Office Electronics  0.1%
 Xerox *                                               19,700        277

 Zebra Technologies *                                  1,650         101

                                                                     378

 Semiconductor & Semiconductor Equipment  2.7%
 Actel *                                               2,000         30

 Advanced Energy Industries *ss.                       1,400         13

 Advanced Micro Devices *ss.                           8,200         107

 Agere Systems, Class A *                              35,789        38

 Altera *                                              8,800         172

 Amkor Technology *ss.                                 3,800         14

 ANADIGICS *ss.                                        2,100         7

 Analog Devices                                        8,300         322

 Applied Materials *                                   38,478        634

 Applied Micro Circuits *                              9,842         31

 Atmel *                                               10,600        38

 ATMI *ss.                                             400           8

 Axcelis Technologies *                                2,614         22

 Broadcom, Class A *                                   7,700         210

 Cabot Microelectronics *ss.                           964           35

 CEVA *ss.                                             2,266         18

 Cirrus Logic *ss.                                     1,800         9

 Cognex                                                1,300         34

 Cohu ss.                                              2,100         31

 Conexant Systems *ss.                                 10,416        17

 Credence Systems *ss.                                 1,300         9

 Cymer *                                               800           23

 Cypress Semiconductor *ss.                            2,800         25

 Diodes *                                              1,650         43

 DSP Group *                                           1,400         29

 DuPont Photomasks *ss.                                1,400         24

 Entegris *                                            3,500         29

 ESS Technology *ss.                                   2,100         14

 Fairchild Semiconductor, Class A *                    2,600         37

 FEI *ss.                                              1,700         34

 Freescale Semiconductor, Class A *                    8,100         116

 Helix Technology                                      1,700         23

 Integrated Circuit Systems *                          1,500         32

 Integrated Device Technology *                        2,300         22

 Integrated Silicon Solution *ss.                      2,200         16

 Intel                                                 150,490       3,019

 International Rectifier *                             1,800         62

 Intersil Holding, Class A                             2,796         45

 KLA-Tencor *                                          4,700         195

 Kopin *ss.                                            2,000         8

 Kulicke & Soffa *ss.                                  3,300         19

 Lam Research *                                        3,000         66

 Lattice Semiconductor *ss.                            1,800         9

 Linear Technology                                     7,200         261

 LSI Logic *ss.                                        8,306         36

 LTX *ss.                                              2,400         13

 Mattson Technology *ss.                               2,800         22

 Maxim Integrated Products                             7,121         301

 Micrel *                                              2,100         22

 Microchip Technology                                  4,464         120

 Micron Technology *                                   14,700        177

 Microsemi *                                           2,400         34

 MIPS Technologies *                                   2,400         14

 MKS Instruments *                                     1,113         17

 Monolithic System Technology *                        2,100         9

 Mykrolis *ss.                                         1,541         16

 Nanometrics *ss.                                      1,500         17

 National Semiconductor *                              9,000         139

 Novellus Systems *                                    3,800         101

 NVIDIA *                                              3,700         54

 Omnivision Technologies *ss.                          2,000         28

 ON Semiconductor *ss.                                 6,500         20

 Pericom Semiconductor *                               2,200         21

 Pixelworks *ss.                                       1,100         11

 Power Integrations *ss.                               700           14

 QuickLogic *                                          6,700         16

 Rambus *ss.                                           2,100         33

 RF Micro Devices *ss.                                 5,800         37

 Rudolph Technologies *ss.                             700           12

 Semitool *ss.                                         1,300         10

 Semtech *                                             2,300         44

 Silicon Laboratories *ss.                             1,500         50

 Silicon Storage Technology *ss.                       2,400         15

 Siliconix *ss.                                        700           25

 Sipex *ss.                                            2,400         13

 Skyworks Solutions *ss.                               4,679         44

 STATS ChipPAC ADR *ss.                                2,271         14

 Teradyne *                                            4,200         56

 Texas Instruments                                     40,200        855

 Three-Five Systems *ss.                               500           1

 Transmeta *ss.                                        11,400        14

 TriQuint Semiconductor *                              3,890         15

 Varian Semiconductor Equipment *                      1,100         34

 Virage Logic *ss.                                     1,800         22

 Vitesse Semiconductor *ss.                            8,600         23

 Xilinx                                                8,300         224

 Zoran *                                               1,614         25

                                                                     8,718

 Software  4.0%
 Accelrys *                                            1,600         10

 Activision *                                          3,125         43

 Adobe Systems,                                        5,700         282

 Advent Software *                                     1,300         22

 Agile Software *                                      1,800         14

 Ansoft *ss.                                           2,600         41

 Ansys *                                               1,000         50

 Ascential Software *                                  1,075         15

 Aspen Technology *ss.                                 2,300         16

 Atari *ss.                                            2,700         4

 Autodesk                                              3,000         146

 BEA Systems *                                         8,400         58

 BMC Software *                                        5,000         79

 Borland Software *ss.                                 2,200         18

 Cadence Design Systems *                              5,700         74

 Citrix Systems *                                      3,600         63

 Computer Associates                                   13,357        351

 Compuware *                                           8,400         43

 Concord Communications *ss.                           800           7

 E.piphany *                                           3,225         13

 Electronic Arts *                                     6,600         304

 Embarcadero *                                         2,300         20

 EPlus *                                               2,300         24

 Evans & Sutherland Computer *                         2,200         12

 FactSet Research Systems                              900           43

 Fair Isaac                                            2,272         66

 FileNet *                                             1,800         31

 Hyperion Solutions *                                  970           33

 Informatica *                                         2,900         17

 Internet Security Systems *ss.                        2,500         43

 Intuit *                                              4,500         204

 Jack Henry & Associates                               2,800         53

 JDA Software Group *                                  1,400         15

 Kronos *                                              1,300         58

 Macromedia *                                          1,880         38

 Macrovision *                                         1,500         36

 Magma Design Automation *ss.                          1,000         15

 Manhattan Associates *                                700           17

 Manugistics Group *ss.                                4,100         10

 MapInfo *ss.                                          2,200         24

 McAfee *                                              3,337         67

 Mentor Graphics *                                     2,500         27

 Mercury Interactive *                                 2,000         70

 Micromuse *ss.                                        3,100         11

 Microsoft                                             251,950       6,966

 Midway Games *ss.                                     2,839         28

 Moldflow *ss.                                         500           6

 NAVTEQ *                                              1,300         46

 NetIQ *                                               2,868         31

 NetScout Systems *                                    1,300         7

 Novell *                                              9,334         59

 Nuance Communications *                               3,200         14

 ONYX Software *                                       250           1

 OPNET Technologies *ss.                               1,100         11

 Oracle *                                              120,800       1,363

 Parametric Technology *                               5,500         29

 PeopleSoft *                                          8,991         179

 Progress Software *                                   1,400         28

 QRS *                                                 1,900         13

 Quality Systems *ss.                                  800           40

 Quest Software *ss.                                   2,700         30

 Red Hat *                                             9,800         120

 Renaissance Learning ss.                              1,800         39

 Reynolds & Reynolds                                   1,400         35

 Roxio *ss.                                            6,913         36

 RSA Security *                                        2,600         50

 Secure Computing *ss.                                 1,800         14

 SERENA Software *ss.                                  1,900         32

 Siebel Systems *                                      11,800        89

 Sybase *                                              2,810         39

 Symantec *                                            7,400         406

 Synopsys *                                            3,870         61

 THQ *ss.                                              1,250         24

 TIBCO Software *                                      4,700         40

 Ulticom *ss.                                          1,000         15

 Vastera *ss.                                          1,800         3

 VERITAS Software *                                    9,575         171

 Verity *                                              2,400         31

 Viewpoint Corporation *ss.                            24,900        57

 WatchGuard Technologies *ss.                          3,000         14

 Wind River Systems *ss.                               3,272         40

 Witness Systems *                                     1,600         26

                                                                    12,780

 Total Information Technology                                        48,946

 MATERIALS  3.3%
 Chemicals  1.6%
 A. Schulman                                           600           13

 Air Products and Chemicals                            5,500         299

 Airgas                                                1,600         39

 American Pacific ss.                                  1,100         8

 Arch Chemicals                                        600           17

 Cabot                                                 1,100         42

 Calgon Carbon ss.                                     3,500         25

 Crompton                                              5,700         54

 Cytec Industries                                      900           44

 Dow Chemical                                          21,699        980

 DuPont                                                23,209        993

 Eastman Chemical                                      2,000         95

 Ecolab                                                5,900         186

 Engelhard                                             3,400         96

 Ferro                                                 1,300         28

 FMC *                                                 1,100         53

 Georgia Gulf                                          1,000         45

 Great Lakes Chemical                                  1,100         28

 H.B. Fuller                                           1,100         30

 Hawkins Chemical ss.                                  2,500         30

 Headwaters *ss.                                       1,200         37

 Hercules *                                            4,700         67

 IMC Global *                                          2,400         42

 International Flavors & Fragrances                    2,100         80

 Kronos Worldwide ss.                                  645           26

 Lubrizol                                              900           31

 Lyondell Chemical                                     4,100         92

 MacDermid                                             800           23

 Millennium Chemicals *                                1,300         28

 Monsanto                                              6,180         225

 NL Industries                                         2,300         42

 OMNOVA Solutions *                                    3,500         21

 PPG Industries                                        3,800         233

 Praxair                                               7,300         312

 Rohm & Haas                                           5,400         232

 RPM                                                   2,300         41

 Scotts, Class A *                                     700           45

 Sensient Technologies ss.                             1,000         22

 Sigma Aldrich                                         1,500         87

 Spartech                                              900           23

 Terra Nitrogen *                                      2,600         60

 Valhi ss.                                             3,100         47

 Valspar                                               1,200         56

 W. R. Grace *ss.                                      6,000         57

                                                                     5,034

 Construction Materials  0.1%
 Eagle Materials ss.                                   766           55

 Lafarge ss.                                           1,800         84

 Martin Marietta Materials                             1,400         63

 Vulcan Materials                                      2,800         143

                                                                     345

 Containers & Packaging  0.3%
 Aptargroup                                            900           40

 Ball                                                  3,000         112

 Bemis                                                 2,400         64

 Caraustar *                                           1,400         23

 Chesapeake Corp.                                      800           19

 Crown Cork & Seal *                                   5,500         57

 Longview Fibre ss.                                    1,400         21

 Myers Industries ss.                                  1,960         21

 Owens-Illinois *                                      3,300         53

 Packaging Corp. of America                            2,000         49

 Pactiv *                                              4,500         105

 Rock-Tenn, Class A ss.                                2,700         43

 Sealed Air *                                          1,900         88

 Smurfit-Stone Container *                             5,690         110

 Sonoco Products                                       1,900         50

 Temple-Inland                                         1,200         81

                                                                     936

 Metals & Mining  0.9%
 AK Steel *ss.                                         3,600         29

 Alcoa                                                 21,120        709

 Allegheny Technologies                                3,250         59

 Alliance Resource Partners *ss.                       1,300         72

 Arch Coal                                             1,446         51

 Carpenter Technology                                  1,200         57

 Coeur d'Alene Mines *                                 7,900         38

 Commercial Metals ss.                                 1,700         68

 CONSOL Energy                                         3,000         105

 Freeport McMoRan Copper Gold                          4,400         178

 GrafTech International *                              3,900         54

 Hecla Mining *ss.                                     6,300         47

 International Steel Group *                           2,000         67

 Massey ss.                                            2,300         67

 Newmont Mining                                        9,400         428

 Nucor                                                 1,700         155

 Peabody Energy                                        1,700         101

 Phelps Dodge                                          2,228         205

 Quanex ss.                                            600           31

 Royal Gold ss.                                        1,900         33

 Ryerson Tull                                          2,200         38

 Southern Peru Copper ss.                              1,300         67

 Stillwater Mining *ss.                                2,805         44

 USX-U.S. Steel Group                                  2,800         105

 Worthington Industries                                3,400         73

                                                                     2,881

 Paper & Forest Products  0.4%
 Badger Paper Mills *                                  2,200         9

 Bowater                                               1,600         61

 Buckeye Technologies *                                1,300         14

 FiberMark *                                           13,600        1

 Georgia-Pacific                                       5,940         213

 International Paper                                   11,584        468

 Louisiana Pacific                                     3,300         86

 MeadWestvaco                                          4,252         136

 P. H. Glatfelter                                      1,200         15

 Pope & Talbot                                         1,700         30

 Potlatch ss.                                          1,000         47

 Schweitzer Mauduit                                    600           19

 Wausau-Mosinee Paper                                  2,100         35

 Weyerhaeuser                                          4,800         319

                                                                     1,453

 Total Materials                                                     10,649

 TELECOMMUNICATION SERVICES  3.1%
 Diversified Telecommunication Services  2.4%
 Alltel                                                7,600         417

 AT&T                                                  18,223        261

 Atlantic Tele Network ss.                             1,600         46

 BellSouth                                             42,500        1,153

 Centurytel                                            2,575         88

 Cincinnati Bell *                                     5,248         18

 Citizens Communications                               5,940         80

 Commonwealth Telephone Enterprises *ss.               700           30

 Covista Communications *                              3,500         6

 CT Communications ss.                                 400           6

 D&E Communications ss.                                1,249         14

 General Communications, Class A *                     2,400         22

 IDT *ss.                                              1,700         25

 Level 3 Communications *ss.                           15,000        39

 MCI *                                                 7,300         122

 NTL *                                                 2,200         137

 Qwest Communications International *                  39,925        133

 SBC Communications                                    77,497        2,011

 Sprint                                                34,100        686

 Time Warner Telecom, Class A *ss.                     3,300         16

 US LEC, Class A *ss.                                  2,900         9

 Verizon Communications                                64,060        2,523

                                                                     7,842

 Wireless Telecommunication Services  0.7%
 @Road *ss.                                            1,200         5

 Aether Systems *ss.                                   4,450         15

 Alamosa Holdings *ss.                                 6,000         46

 American Tower Systems, Class A *                     4,400         68

 AT&T Wireless Group *                                 61,366        907

 Boston Communications Group *ss.                      1,500         13

 Centennial Communications *ss.                        3,700         22

 Crown Castle International *                          4,800         71

 EMS Technologies *ss.                                 900           15

 Metro One Telecommunications *ss.                     8,950         14

 Nextel Communications, Class A *                      24,800        591

 Nextel Partners, Class A *ss.                         4,000         66

 Price Communications ss.                              2,285         35

 Spectrasite *                                         900           42

 Telephone and Data Systems                            1,200         101

 Triton PCS, Class A *ss.                              3,600         9

 U. S. Cellular *                                      1,800         78

 Western Wireless, Class A *                           2,600         67

 Wireless Facilities *ss.                              3,700         26

                                                                     2,191

 Total Telecommunication Services                                    10,033

 UTILITIES  2.9%
 Electric Utilities  1.9%
 Allegheny Energy *ss.                                4,500         72

 ALLETE                                                633           21

 Alliant                                               2,200         55

 Ameren                                                3,600         166

 American Electric Power                               8,440         270

 CenterPoint Energy ss.                                8,300         86

 Central Vermont Public Service                        1,500         30

 CH Energy Group ss.                                   600           27

 CINergy                                               4,200         166

 Cleco ss.                                             2,300         40

 Consolidated Edison                                   4,800         202

 DPL                                                   3,600         74

 DQE ss.                                               1,900         34

 DTE Energy                                            3,749         158

 Edison International                                  6,800         180

 El Paso Electric *                                    1,700         27

 Empire District Electronics ss.                       1,300         27

 Entergy                                               4,800         291

 Exelon                                                15,624        573

 FirstEnergy                                           7,660         315

 FPL Group                                             4,200         287

 Great Plains Energy                                   2,200         64

 Hawaiian Electric Industries ss.                      1,400         37

 IdaCorp ss.                                           1,500         44

 Madison Gas and Electric ss.                          1,300         41

 Northeast Utilities                                   2,900         56

 NSTAR ss.                                             1,500         74

 OGE Energy                                            1,900         48

 Otter Tail ss.                                        1,100         28

 PG&E *                                                10,100        307

 Pinnacle West Capital                                 2,300         95

 Potomac Electric Power                                4,300         86

 PPL                                                   3,900         184

 Progress Energy                                       5,230         221

 Public Service of New Mexico                          2,250         51

 Puget Energy                                          3,300         75

 Southern Company                                      17,700        531

 Teco Energy ss.                                       4,000         54

 Texas Genco Holdings                                  1,160         54

 TXU                                                   7,100         340

 Unisource Energy ss.                                  1,600         39

 United Illuminating ss.                               600           30

 Westar Energy                                         2,200         44

 Wisconsin Energy                                      2,200         70

 WPS Resources                                         1,000         45

 XCEL Energy ss.                                       9,530         165

                                                                     5,884

 Gas Utilities  0.2%
 Atmos Energy ss.                                      1,300         33

 Cascade Natural Gas ss.                               1,500         32

 KeySpan                                               3,600         141

 Laclede Gas ss.                                       1,100         32

 NICOR ss.                                             1,100         40

 NiSource                                              5,608         118

 NUI ss.                                               1,500         20

 Peoples Energy ss.                                    1,000         42

 Piedmont Natural Gas Co ss.                           1,400         61

 Southern Union                                        2,810         58

 UGI                                                   1,700         63

 Washington Gas Light                                  1,600         45

                                                                     685

 Multi-Utilities & Unregulated Power  0.8%
 AES *                                                 16,155        161

 Aquila *                                              4,800         15

 Avista                                                2,500         45

 Calpine *ss.                                          9,800         28

 CMS Energy *ss.                                       6,300         60


 Constellation Energy Group                            3,600         143

 Dominion Resources                                    7,420         484

 Duke Energy                                           22,300        510

 Dynegy, Class A *ss.                                  9,136         46

 Energy East                                           2,700         68

 Equitable Resources                                   1,500         82

 MDU Resources Group                                   2,300         61

 National Fuel Gas Company                             2,200         62

 NRG Energy *                                          1,100         30

 ONEOK                                                 2,300         60

 Public Service Enterprise                             5,600         239

 Questar                                               2,400         110

 Reliant Resources *                                   5,337         50

 SCANA ss.                                             2,468         92

 Sempra Energy                                         5,451         197

 Sierra Pacific Resources *ss.                         5,600         50

 Vectren                                               1,700         43

                                                                     2,636

 Water Utilities  0.0%
 Aqua America                                          2,543         56

 California Water Service Group ss.                    1,100         33

                                                                     89

 Total Utilities                                                     9,294

 Total Common Stocks (Cost  $292,547)                                313,482

 SHORT-TERM INVESTMENTS  1.8%
 U.S. Treasury Obligations  0.1%
 U.S. Treasury Bills, 1.59%, 11/12/04 ++               430,000       429

 Money Market Fund  1.7%
 T. Rowe Price Reserve Investment Fund, 1.68% #        5,418,178     5,418

 Total Short-Term Investments (Cost  $5,847)                         5,847

 SECURITIES LENDING COLLATERAL  7.5%
 Money Market Trust  7.5%
 State Street Bank and Trust Company of New Hampshire
N.A.Securities Lending Quality Trust units, 1.679% #   23,756,239    23,756

 Total Securities Lending Collateral (Cost  $23,756)                 23,756

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       4

 Total Futures Contracts                                             4

 Total Investments in Securities
 107.5% of Net Assets (Cost $322,150)                  $             343,089

(1)  Denominated in U.S. dollars unless otherwise noted
#    Seven-day yield
* Non-income producing ss. All or a portion of this security is on loan at September 30, 2004 - See Note 2
++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
* Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
ADR  American Depository Receipts
REIT Real Estate Investment Trust


(2) Open Futures Contracts at
September 30, 2004 were as follows:
 ($ 000s)
                                                   Contract       Unrealized
                                    Expiration     Value          Gain (Loss)
 Long, 16 S&P 500 contracts,
 $278 par of U.S. Treasury Bills
 pledged as initial margin           12/04   $     4,460     $    9

 Long, 2 S&P Mid-Cap 400 contracts,
 $30 par of U.S. Treasury Bills
 pledged as initial margin           12/04         594            6

 Long, 2 NASDAQ 100 contracts,
 $33 par of U.S. Treasury Bills
 pledged as initial margin           12/04         284            7

 Long, 1 Russell 2000 contracts,
 $15 par of U.S. Treasury Bills
 pledged as initial margin           12/04         287            12

 Long, 4 S&P Mini 500 contracts,
 $15 par of U.S. Treasury Bills
 pledged as initial margin           12/04         223            3

 Net payments (receipts) of variation
 margin to date                                                   (33)

 Variation margin receivable (payable
 on open futures contracts                                   $    4


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Total Equity Market Index Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $23,221,000; aggregate collateral consisted of $23,756,000 in the money market pooled trust and U.S. government securities valued at $26,000.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $322,150,000. Net unrealized gain aggregated $20,971,000 at period-end, of which $58,054,000 related to appreciated investments and $37,083,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004